UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-05084
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                    Mutual of America Investment Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                     Executive Vice President and Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
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                      Date of fiscal year end: December 31
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                     Date of reporting period: June 30, 2005
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

ITEM 1.  REPORTS TO STOCKHOLDERS.

         The Semi-Annual Report to Shareholders follows:

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            SCUDDER VARIABLE SERIES I

                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                        CALVERT SOCIAL BALANCED PORTFOLIO

                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUNDS

                                  JUNE 30, 2005

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Investment Corporation
   President's Message ....................................................    1
   Portfolio Management Discussions .......................................    4
   Asset Allocations ......................................................   15
   Expense Example ........................................................   17
   Summary Portfolios of Investments in Securities:
     All America Fund .....................................................   21
     Equity Index Fund ....................................................   23
     Mid-Cap Equity Index Fund ............................................   25
     Bond Fund ............................................................   27
     Short-Term Bond Fund .................................................   30
     Mid-Term Bond Fund ...................................................   33
     Composite Fund .......................................................   36
     Aggressive Equity Fund ...............................................   40
     Conservative Allocation Fund .........................................   42
     Moderate Allocation Fund .............................................   42
     Aggressive Allocation Fund ...........................................   42
   Statements of Assets and Liabilities ...................................   43
   Statements of Operations ...............................................   46
   Statements of Changes in Net Assets ....................................   48
   Financial Highlights ...................................................   50
   Notes to Financial Statements ..........................................   56
   Additional Information .................................................   62

Semi-Annual Report of Scudder Variable Series I: Bond Portfolio

Semi-Annual Report of Scudder Variable Series I: Capital Growth Portfolio

Semi-Annual Report of Scudder Variable Series I: International Portfolio

Semi-Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Semi-Annual  Report of Fidelity  Investments  Variable Insurance Products Funds:
Equity-Income Portfolio

Semi-Annual  Report of Fidelity  Investments  Variable Insurance Products Funds:
Contrafund Portfolio

Semi-Annual  Report of Fidelity  Investments  Variable Insurance Products Funds:
Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      We are pleased to present to you the Mutual of America Investment Corporation ("the Investment Company") Semi-Annual Report for the six months ended June 30, 2005. The report includes important information regarding the performance and financial position of the Investment Company's Funds during the first half of 2005. Further below, we discuss three new investment alternatives that are now offered by the Investment Company.

      For the first six months of 2005, none of the major stock indexes showed positive results. The S&P 500 was down 1.7%, the Dow Jones Industrials declined 4.71%, and NASDAQ was down 5.45%. Mid-cap and small-cap stocks did post positive returns, but such gains were modest.

      Using the S&P 500 as a proxy for stocks, the performance spread between the worst and best sectors was 2,500 basis points, about the same as witnessed in the comparable period last year; however, without the same degree of sector volatility. The spread between the market indexes overall was much narrower at 700 basis points. Energy was the clear sector leader, driven by high and rising oil prices which led to raised earnings expectations. Utilities, Health Care and Consumer Cyclicals also outperformed suggesting that, for most of the period, stock investors remained defensive. The more typically cyclical sectors, Technology, Materials, and Consumer Discretionary, all underperformed for the first six months of 2005, although the latter rebounded somewhat during the May
- June rally.

      As with equities, bond returns were modest, with the Lehman Aggregate Bond Total Return registering an increase of 2.51% and the Lehman Government Bond Total Return up 2.93%. Note that these return figures include interest payments. For comparability, the S&P 500's Total Return for the period, including dividends, was up only 0.52%. While corporate bond spreads did widen a bit in response to rating downgrades among some auto and auto supply companies, they actually retraced a lot of the initial backup, keeping corporate spreads tight by historical standards.

      Markets often move sideways for considerable periods of time as participants sift through huge amounts of often-conflicting information. We witnessed this same phenomenon in the first half of both this and last year as the market struggled to find a consensus. During the latter half of 2004, the stock market rallied as energy prices plateaued and President Bush was reelected. Since then, the crosscurrents of information have stymied the market's advance.

      While the economy finished 2004 on a strong note, data released in the first couple of months of 2005 raised questions about how sustainable the growth would prove. Increasing numbers of commentators began to anticipate a "soft patch" on the horizon, and some of the data seemed to support this projection. Bonds reacted with falling long term yields on the notion that the Federal Reserve might be approaching the end of its tightening move. The 10-Year Treasury yield declined 75 basis points from 4.64% in late March to 3.89% in early June, spurred on no doubt by the comment of a Fed governor that the Fed was "in the eighth inning" of its program of raising short term rates.

      Lower long rates, the potential for an end to the rise in short rates, and better-than-expected first-quarter corporate earnings prompted a strong rally among stocks in late April that continued into August as second-quarter earnings also came in above expectations. As of this writing, in mid-August, the S&P 500 is up nearly 8% from the lows in April, though still only up 1.2% from the beginning of the year. In the meantime, long rates have once again moved upward through 4.00% toward 4.50% as the Fed continued its tightening campaign with three 25-basis-point hikes of its Fed Funds rate in May, June, and August to a level of 3.50%. And as conviction has developed in the durability of the economic recovery, current markets are expecting three more 25-basis-point hikes through the end of the year, taking the Fed Funds rate to 4.25%. Some commentators are beginning to worry that the Fed may prematurely cut off the recovery should short rates exceed long rates, creating an inverted yield curve, which has a strong historical correlation with prompting recessions.

      An additional  concern  about the  recovery's  sustainability  is that oil prices have pierced their prior-cycle high of $56 per barrel and have settled well above the $60 per barrel level, raising inflationary concerns even though most recent aggregate inflation data actually appear benign. In addition, higher prices for oil and its derivative products are beginning to affect consumer spending, transportation industries, and companies whose products are based on raw materials derived from petroleum. On that basis, markets are now anticipating that the Fed is likely to continue raising Fed Funds rates through the end of the year to a level of 4.25%, as previously noted, with potential for further measured rate increases as we enter 2006.

      And, of course, there is the worry of what may be a developing "housing bubble" in the United States. Clearly, demand for housing has been extremely strong and prices have risen dramatically for several years. Part of the Fed's objective in raising short-term rates is the hope that long rates (particularly mortgage rates) will rise and slow housing demand and housing price inflation. It appears that this approach has worked in the United Kingdom and Australia, each of which experienced the same type of housing boom as the United States, albeit preceding us by about a year. In those nations, housing prices have stagnated after decelerating for the past year in the face of tightening monetary policy.

      Despite these serious concerns, the reality is that the domestic economy seems to have settled into a firm, sustainable recovery. Both the first- and second-quarter Gross Domestic Product grew at about 3.5%, most aggregate inflation statistics remain within the tolerances set by the Fed, albeit approaching the upper boundaries, corporate profits are robust and corporate balance sheets are in their best shape in years. Margins have achieved record levels, and managements are signaling increasing confidence by announcing increased dividends, share repurchases, expansion of capital budgets and hiring. Globally, the recovery also seems to be moving ahead, especially in Asia, with Japan significantly showing increasing signs of better financial health and renewed growth after prolonged stagnation. Recently, even Europe seems to have shown some reacceleration in measures of economic production and business confidence.

      If rising oil prices and/or rising interest rates don't choke off economic recovery prematurely, we could see several years of solid trend-line growth, rising incomes and spending, and higher corporate profits and dividends. It will not be a boom, but such a steady state improvement over time is probably the most desirable economic environment and one that markets tend to favor.

      The total return performance for each of the Investment Company Funds is reflected below:

                 Total Returns -- Six Months Ended June 30, 2005

Money Market Fund ...........................................             +1.23%
All America Fund ............................................             -2.08%
Equity Index Fund ...........................................             -0.85%
Mid-Cap Index Fund ..........................................             +3.82%
Bond Fund ...................................................             +1.77%
Short-Term Bond Fund ........................................             +0.80%
Mid-Term Bond Fund ..........................................             +1.14%
Composite Fund ..............................................             -1.95%
Aggressive Equity Fund ......................................             -0.94%
Conservative Allocation Fund ................................             +0.82%
Moderate Allocation Fund ....................................             +1.10%
Aggressive Allocation Fund ..................................             +0.79%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      Beginning July 1, 2005, the Investment Company has offered three new funds, all of which are managed by Mutual of America Capital Management Corporation. Information about these funds is not included in this report; however, it is included in the May 1, 2005 Fund Prospectus, which was previously sent to you. The three new funds are:

      o Small Cap Value Fund--This Fund seeks capital appreciation through investments in stocks of small-cap companies that the Fund's portfolio manager believes to be undervalued in relation to factors such as the company's assets, earnings or growth potential.

      o Small Cap Growth Fund--This Fund seeks capital appreciation through investments in stocks of small-cap companies that the Fund's portfolio manager believes to possess above-average growth potential.

      o Mid Cap Value Fund--This Fund seeks capital appreciation and, to a lesser extent, current income by investing in stocks issued by mid-cap companies that the Fund's portfolio manager believes to be undervalued in relation to factors such as the company's assets earnings or growth potential.

On the pages immediately following are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund (other than the Money Market Fund) and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                               Sincerely,
                                               /s/ Manfred Altstadt
                                               --------------------------------
                                               Manfred Altstadt
                                               Chairman of the Board, President
                                               and Chief Executive Officer
                                               Mutual of America Investment
                                               Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 1.23% for the six months ended June 30, 2005. Short-term rates moved higher during the first half of 2005 as the Federal Open Market Committee raised the Federal Funds rate four times, bringing it to 3.25% from 2.25% on December 31, 2004. The seven-day effective yield as of August 16, 2005 was 3.19%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the S&P 500 Index(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index(R) with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value.

      The U. S. equity markets moved sideways during the first half of 2005 after staging a firm rally in the fourth quarter of 2004. Mid-cap and small-cap core and value styles outperformed large-cap and growth styles in general, with the difference in performance between the best and worst equity indexes approximately 7%. The markets have wrestled with the positives of strong economic and profit growth on the one hand and the threats to growth of rising interest rates and oil prices on the other hand. So far the persistence of economic recovery in the face of these potential negatives has yielded only modestly rising stock prices.

      The Fund's return for the six months ending June 30, 2005 was -2.08% versus the benchmark return of -0.81%. Most of the underperformance came from the large cap growth component of the Fund due to its limited diversification and its concentration in technology stocks, which were out of favor for most of the period. The sub advisor responsible for the investment performance of the large cap growth component of the Fund was replaced in July 2005.

      The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time it earned 4.72%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                      All
                     Dates        America Fund      S & P 500 Index
                   ---------      ------------      ---------------
                   6/30/1995         10,000             10,000
                   6/30/1996         12,473             12,600
                   6/30/1997         15,975             16,972
                   6/30/1998         19,811             22,091
                   6/30/1999         23,582             27,117
                   6/30/2000         27,742             29,080
                   6/30/2001         22,559             24,767
                   6/30/2002         18,603             20,312
                   6/30/2003         18,006             20,365
                   6/30/2004         21,666             24,254
                   6/30/2005         22,689             25,787

                                All America Fund
                                ----------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-    Average
               6/30/05            $10,000       lative    Annual
               --------------------------------------------------
               1 Year             $10,472         4.72%    4.72%
               5 Years             $8,179       -18.21%   -3.94%
               10 Years           $22,689       126.89%    8.54%

                                 S & P 500 INDEX
                                 ---------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-    Average
               6/30/05            $10,000       lative    Annual
               --------------------------------------------------
               1 Year             $10,632         6.32%    6.32%
               5 Years             $8,867       -11.33%   -2.38%
               10 Years           $25,787       157.87%    9.94%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index(R), which consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

      The S&P 500 moved essentially sideways during the first half of 2005 after delivering a firm rally in the fourth quarter of 2004. For the first six months of 2005, the S&P 500 was down 1.8% on a price basis and up 0.52% on a total return basis. Most stocks in the index have been struggling because of the strength of economic and profit fundamentals countered by the threats of rising interest rates and oil prices that at some point could bring the recovery to an end. Those issues will continue to be the terms of debate over the foreseeable future.

      The Fund's performance for the six months ended June 30, 2005 was -0.85%, in line with the benchmark return of -0.81%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time it earned 6.17%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                     Equity
                     Dates         Index Fund       S & P 500 Index
                   ---------       ----------       ---------------
                   6/30/1995         10,000             10,000
                   6/30/1996         12,531             12,600
                   6/30/1997         16,871             16,972
                   6/30/1998         21,894             22,091
                   6/30/1999         26,886             27,117
                   6/30/2000         28,783             29,080
                   6/30/2001         24,483             24,767
                   6/30/2002         20,040             20,312
                   6/30/2003         20,059             20,365
                   6/30/2004         23,849             24,254
                   6/30/2005         25,321             25,787

                                Equity Index Fund
                                -----------------
                                                   Total Return
               Period              Growth          ------------
               Ended                 of          Cumu-    Average
               6/30/05            $10,000       lative    Annual
              ---------------------------------------------------
               1 Year             $10,617         6.17%    6.17%
               5 Years             $8,797       -12.03%   -2.53%
               10 Years           $25,321       153.21%    9.74%

                                 S & P 500 Index
                                 ---------------
                                                   Total Return
               Period              Growth          ------------
               Ended                 of          Cumu-     Average
               6/30/05            $10,000       lative     Annual
              ---------------------------------------------------
               1 Year             $10,632         6.32%    6.32%
               5 Years             $8,867       -11.33%   -2.38%
               10 Years           $25,787       157.87%    9.94%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index(R). The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For the six months ending June 30, 2005, the S&P MidCap 400 Index(R) continued to significantly outperform the S&P 500 Index(R). In addition, the S&P 400 maintained double-digit returns on a one-year, two-year and three-year basis. The best performing sectors for the six-month period were the Energy and the Utility sectors. The Technology sector continued to be the weakest, and was the only sector to post a negative return during the first six months of 2005.

      The Fund's performance for the six-month period ending June 30, 2005 was 3.82%, in line with the 3.85% return of the S&P MidCap 400 Index(R). Note that the performance of the Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time it earned 13.87%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 Mid-Cap Equity     S & P MidCap
                     Dates         Index Fund         400 Index
                   ---------     --------------     ------------
                    5/3/1999         10,000            10,000
                   6/30/1999         10,409            10,581
                   6/30/2000         12,079            12,377
                   6/30/2001         13,143            13,475
                   6/30/2002         12,439            12,839
                   6/30/2003         12,284            12,747
                   6/30/2004         15,677            16,315
                   6/30/2005         17,851            18,605

                            Mid-Cap Equity Index Fund
                            -------------------------
                                                  Total Return
               Period            Growth           ------------
               Ended               of           Cumu-    Average
               6/30/05           $10,000        lative   Annual
              ---------------------------------------------------
              1 Year             $11,387        13.87%   13.87%
              5 Years            $14,779        47.79%    8.13%
              Since 5/3/99
               (Inception)       $17,851        78.51%    9.87%

                             S & P MidCap 400 Index
                             ----------------------
                                                  Total Return
              Period              Growth          ------------
              Ended                 of          Cumu-    Average
              6/30/05            $10,000        lative   Annual
              ---------------------------------------------------
              1 Year             $11,403        14.03%   14.03%
              5 Years            $15,031        50.31%    8.49%
              Since 5/3/99
               (Inception)       $18,605        86.05%   10.61%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

      The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

      The shape of the yield curve changed dramatically during the first half of 2005. Even though the Federal Reserve continued to raise short-term rates while energy prices escalated and signs of inflation became more apparent, long-term rates actually declined. Three-month Treasury Bill yields rose from 2.21% on December 31, 2004 to 3.11% on June 30, 2005, while the yield on the two-year notes rose from 3.06% to 3.63%. At the same time, long Treasury rates declined from 4.83% to 4.19%.

      The Bond Fund's return for the six months ended June 30, 2005 was 1.77%, compared to 2.52% for the Lehman Brothers Aggregate Bond Index. The Fund maintained a shorter duration than the Index during the first half of 2005, anticipating long rates to rise along with short rates. However, as noted above, while short-term rates increased, long-term rates actually came down, causing the Fund to return less than the Index. However, inflationary expectations might cause long rates to rise over the remainder of the year. As such, a defensive interest rate posture will be maintained and the majority of corporate bond positions will have maturities of less than five years.

      The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time the Fund earned 5.86%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                   Lehman Bros.
                                                    Aggregate
                     Dates         Bond Fund        Bond Index
                   ---------       ---------       ------------
                   6/30/1995         10,000          10,000
                   6/30/1996         10,531          10,500
                   6/30/1997         11,338          11,357
                   6/30/1998         12,651          12,554
                   6/30/1999         12,814          12,947
                   6/30/2000         13,256          13,537
                   6/30/2001         14,727          15,057
                   6/30/2002         15,526          16,357
                   6/30/2003         17,204          18,058
                   6/30/2004         17,352          18,117
                   6/30/2005         18,368          19,351

                                    Bond Fund
                                    ---------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of           Cumu-    Average
              6/30/05            $10,000        lative    Annual
              ---------------------------------------------------
              1 Year             $10,586         5.86%    5.86%
              5 Years            $13,857        38.57%    6.74%
              10 Years           $18,368        83.68%    6.27%

                        Lehman Bros. Aggregate Bond Index
                        ---------------------------------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of           Cumu-    Average
              6/30/05            $10,000        lative    Annual
              ---------------------------------------------------
              1 Year             $10,681         6.81%    6.81%
              5 Years            $14,294        42.94%    7.41%
              10 Years           $19,352        93.52%    6.82%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues. The Fund's strategy focuses on overweighting corporate and agency bonds, which yield more than competing index sectors.

      Over the six-month period ended June 30, 2005, the yield on two-year Treasury issues increased from 3.06% to 3.63%. Mortgage-backed securities, which make up a large portion of the Fund, outperformed other securities with a similar duration. However, as these bonds mature, generally they will be replaced by corporate bonds.

      The Fund's return was 0.80% for the six months ended June 30, 2005, compared to the Citigroup Government/Corporate 1-3 Year Bond Index return of 0.98% for the same period. The Fund modestly outperformed the benchmark on a pre-expense basis because it benefited from a shorter duration than that of the index as the Federal Reserve was raising short-term interest rates. The slight underperformance as reported here was entirely a result of expenses, such as transaction costs and management fees, which are not carried by the benchmark. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time the Fund earned 1.86%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                   Short-Term      Citigroup 1-3
                     Dates         Bond Fund      Year Bond Index
                   ---------       ---------      ---------------
                   6/30/1995         10,000           10,000
                   6/30/1996         10,505           10,551
                   6/30/1997         11,136           11,249
                   6/30/1998         11,798           12,018
                   6/30/1999         12,385           12,641
                   6/30/2000         13,064           13,267
                   6/30/2001         14,177           14,544
                   6/30/2002         15,040           15,533
                   6/30/2003         15,479           16,448
                   6/30/2004         15,735           16,580
                   6/30/2005         16,028           16,950

                              Short-Term Bond Fund
                              --------------------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of           Cumu-    Average
              6/30/05            $10,000        lative    Annual
              ---------------------------------------------------
              1 Year             $10,186         1.86%    1.86%
              5 Years            $12,269        22.69%    4.17%
              10 Years           $16,028        60.28%    4.83%

                          Citigroup 1-3 Year Bond Index
                          -----------------------------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of           Cumu-    Average
              6/30/05            $10,000        lative    Annual
              ---------------------------------------------------
              1 Year             $10,223         2.23%    2.23%
              5 Years            $12,775        27.75%    5.02%
              10 Years           $16,950        69.50%    5.42%

The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which normally yield more than U.S. Treasury issues.

      The Fund continued to emphasize Agency issues and underweight Treasury and corporate bonds during the first half of 2005. So long as Agency yields remain similar to corporates, this position will be maintained. For the six months ended June 30, 2005, the Fund returned 1.14% compared to the Citigroup Government/Corporate 3-7 Year Bond Index, which returned 1.34%. The Fund modestly outperformed the benchmark on a pre-expense basis because its duration was shorter than that of the index when the Federal Reserve was raising short-term interest rates. The slight underperformance as reported above was entirely the result of expenses, such as transaction costs and management fees, which are not carried by the benchmark.

      The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time it earned 3.95%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                     Mid-Term      Citigroup 3-7
                     Dates          Bond Fund     Year Bond Index
                   ---------        ---------   ------------------
                   6/30/1995          10,000         10,000
                   6/30/1996          10,505         10,551
                   6/30/1997          11,136         11,249
                   6/30/1998          11,798         12,018
                   6/30/1999          12,385         12,641
                   6/30/2000          13,064         13,267
                   6/30/2001          14,177         14,544
                   6/30/2002          15,040         15,533
                   6/30/2003          15,479         16,448
                   6/30/2004          15,735         16,580
                   6/30/2005          16,028         16,950

                               Mid-Term Bond Fund
                               ------------------
                                                    Total Return
               Period              Growth           ------------
               Ended                 of           Cumu-    Average
               6/30/05            $10,000        lative    Annual
               ---------------------------------------------------
               1 Year             $10,395         3.95%    3.95%
               5 Years            $13,280        32.80%    5.84%
               10 Years           $17,038        70.38%    5.47%

                          Citigroup 3-7 Year Bond Index
                          -----------------------------
                                                    Total Return
               Period              Growth           ------------
               Ended                 of           Cumu-    Average
               6/30/05            $10,000        lative    Annual
               ---------------------------------------------------
               1 Year             $10,495         4.95%    4.95%
               5 Years            $14,337        43.37%    7.47%
               10 Years           $19,112        91.12%    6.69%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

      The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities seeking appreciation and current income. The equity portion of the Fund invests in stocks within the S&P 500 Index(R).

      The S&P 500 moved essentially sideways during the first half of 2005 after delivering a firm rally in the fourth quarter of 2004. For the first six months of 2005, the S&P 500 was down 1.8% on a price basis and up 0.52% on a total return basis. All domestic equity markets have been struggling with the strength of economic and profit fundamentals countered by the threats of rising interest rates and oil prices that at some point could bring the recovery to an end. Those issues will continue to be the terms of debate over the foreseeable future.

      The shape of the yield curve changed dramatically during the first half of 2005. Even though the Federal Reserve continued to raise short-term rates while energy prices escalated and signs of inflation became more apparent, long rates declined. Three-month Treasury Bill yields rose from 2.21% on December 31, 2004 to 3.11% on June 30, 2005, while the yield on the two-year notes rose from 3.06% to 3.63%. At the same time, long Treasury rates declined from 4.92% to 4.19%.

      For the six months ended June 30, 2005, the Composite Fund returned -1.95%, compared to the benchmark return of 0.55%, 40% of which is based on the Lehman Brothers Aggregate Bond Index(R) and 60% of which is based on the S&P 500 Index(R). The Fund maintained a shorter duration in fixed-income investments than the Lehman Index during the first half of 2005, expecting long rates to rise along with short rates. This caused the Fund to return less than the Index. However, inflationary expectations might cause long rates to rise over the remainder of the year. Thus, a defensive interest rate posture will be maintained and the majority of corporate bond positions will have maturities of less than five years. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time the Fund earned 3.29%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 Lehman Bros.
                                  Aggregate    S & P 500       Citigroup 3-Mo.
      Dates      Composite Fund   Bond Index     Index       Treasury Bill Index
    ---------    --------------  ------------  ---------     -------------------
    6/30/1995        10,000         10,000       10,000             10,000
    6/30/1996        11,376         10,500       12,600             10,543
    6/30/1997        13,052         11,357       16,972             11,097
    6/30/1998        15,730         12,554       22,091             11,677
    6/30/1999        17,313         12,947       27,117             12,229
    6/30/2000        18,917         13,537       29,080             12,877
    6/30/2001        18,002         15,057       24,767             13,603
    6/30/2002        16,248         16,357       20,312             13,938
    6/30/2003        16,425         18,058       20,364             14,134
    6/30/2004        18,459         18,117       24,254             14,270
    6/30/2005        19,066         19,351       25,787             14,561

                                 Composite Fund
                                 --------------
                                                    Total Return
               Period              Growth           ------------
               Ended                 of           Cumu-    Average
               6/30/05            $10,000        lative    Annual
               ---------------------------------------------------
               1 Year             $10,329         3.29%    3.29%
               5 Years            $10,079         0.79%    0.16%
               10 Years           $19,066        90.66%    6.67%

                                 S & P 500 Index
                                 ---------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-    Average
               6/30/05            $10,000       lative    Annual
               ---------------------------------------------------
               1 Year             $10,632         6.32%    6.32%
               5 Years             $8,867       -11.33%   -2.38%
               10 Years           $25,786       157.86%    9.94%

                        Lehman Bros. Aggregate Bond Index
                        ---------------------------------
                                                    Total Return
               Period              Growth           ------------
               Ended                 of           Cumu-    Average
               6/30/05            $10,000        lative    Annual
               ---------------------------------------------------
               1 Year             $10,681         6.81%    6.81%
               5 Years            $14,294        42.94%    7.41%
               10 Years           $19,352        93.52%    6.82%

                         Citigroup 3-Month T-Bill Index
                         ------------------------------
                                                    Total Return
               Period              Growth           ------------
               Ended                 of           Cumu-    Average
               6/30/05            $10,000        lative    Annual
               ---------------------------------------------------
               1 Year             $10,204         2.04%    2.04%
               5 Years            $11,307        13.07%    2.49%
               10 Years           $14,561        45.61%    3.83%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

                             AGGRESSIVE EQUITY FUND

      The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

      For the six months ended June 30, 2005, the small-cap Russell 2000(R) Index underperformed larger caps as measured by either the S&P 400 Index(R) or the S&P 500 Index(R). For the period ending June 30, 2005, the best performing sectors were Financial Services and Energy; the worst performer was Technology. All sectors, with the exception of Technology, contributed positively for the period and, overall, value outperformed growth.

      Over the six-month period ended June 30, 2005, the Fund returned -0.94% versus a -1.25% return for the Russell 2000 Index(R). Stock selection was the primary driver of the better performance than the benchmark. Sectors contributing to the outperformance included Energy, Consumer Staples and Consumer Discretionary. Sectors detracting from performance included Healthcare, Producer Durables and Financial Services. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time the Fund earned 9.92%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                   Aggressive        Russell
                     Dates        Equity Fund      2000 Index
                   ---------     -------------     ----------
                   6/30/1995         10,000          10,000
                   6/30/1996         13,499          12,055
                   6/30/1997         16,799          14,024
                   6/30/1998         18,227          16,337
                   6/30/1999         18,231          16,583
                   6/30/2000         25,366          18,959
                   6/30/2001         22,633          19,084
                   6/30/2002         21,769          17,443
                   6/30/2003         19,004          17,157
                   6/30/2004         22,742          22,882
                   6/30/2005         24,998          25,044

                             Aggressive Equity Fund
                             ----------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-   Average
               6/30/05            $10,000       lative    Annual
               ---------------------------------------------------
               1 Year             $10,992         9.92%    9.92%
               5 Years             $9,855        -1.45%   -0.29%
               10 Years           $24,998       149.98%    9.60%

                               Russell 2000 Index
                               ------------------
                                                   Total Return
               Period              Growth          ------------
               Ended                 of          Cumu-     Average
               6/30/05            $10,000       lative     Annual
               ---------------------------------------------------
               1 Year             $10,945         9.45%    9.45%
               5 Years            $13,209        32.09%    5.72%
               10 Years           $25,044       150.44%    9.90%

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                          CONSERVATIVE ALLOCATION FUND

      The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income Funds of the Investment Company and also invests in an equity Fund of the Investment Company. The Fund's target allocation  is  approximately  75% of  net  assets  in  fixed-income  Funds  and approximately 25% of net assets in equity Funds. The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund, approximately 30% in the Mid-Term Bond Fund, approximately 15% in the Short-Term Bond Fund and approximately 25% in the Equity Index Fund.

      Performance for the Fund is compared to the Lehman Brothers Aggregate Bond Index(R) (75% weighting) and the S&P 500 Index(R) (25% weighting). For the six months ended June 30, 2005, the Fund returned 0.82% versus a 1.73% return in the benchmark. The underperformance of the Fund derived primarily from the fact that the Short-Term and Mid-Term Bond components of the Fund underperformed the benchmark's bond component, which has a long-term horizon. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time it earned 4.91%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                          Lehman Bros.
                         Conservative                      Aggregate
              Dates     Allocation Fund   S&P 500 Index    Bond Index
            ---------   ---------------   -------------   ------------
            5/20/2003       10,000           10,000          10,000
            6/30/2003       10,159           10,603          10,135
            6/30/2004       10,600           12,628          10,150
            6/30/2005       11,120           13,426          10,841

                          Conservative Allocation Fund
                          ----------------------------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of           Cumu-    Average
              6/30/05            $10,000        lative    Annual
              ---------------------------------------------------
              1 Year             $10,491         4.91%    4.91%
              Since 5/20/03
               (Inception)       $11,120        11.20%    5.16%

                                 S & P 500 Index
                                 ---------------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of           Cumu-    Average
              6/30/05             $10,000       lative    Annual
              ---------------------------------------------------
              1 Year              $10,632        6.32%    6.32%
              Since 5/20/03
               (Inception)        $13,426       34.26%   14.98%

                        Lehman Bros. Aggregate Bond Index
                        ---------------------------------
                                                   Total Return
              Period              Growth           ------------
              Ended                 of          Cumu-     Average
              6/30/05            $10,000        lative    Annual
              ---------------------------------------------------
              1 Year             $10,681         6.81%    6.81%
              Since 5/20/03
               (Inception)       $10,841         8.41%    3.90%

The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Indices do not.

                            MODERATE ALLOCATION FUND

      The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income Funds of the Investment Company. The Fund's target allocation is approximately 50% of net assets in equity Funds and approximately 50% of net assets in fixed-income Funds. The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% in the Mid-Cap Equity Index Fund, approximately 30% in the Bond Fund and approximately 20% in the Mid-Term Bond Fund.

      Performance for the Fund is compared to the S&P 500 Index(R) (50% weighting) and the Lehman Brothers Aggregate Bond Index(R) (50% weighting). For the six months ending June 30, 2005, the Fund returned 1.10% versus a 0.86% return for the benchmark. The outperformance of the Fund was due largely to the Mid-Cap Equity component significantly outperforming the stock component of the benchmark, which focuses on large-cap stocks. The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time the Fund earned 6.96%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                            Moderate          S&P          Lehman Bros.
              Dates     Allocation Fund    500 Index  Aggregate Bond Index
            ---------   ---------------    ---------  --------------------
            5/20/2003        10,000         10,000          10,000
            6/30/2003        10,345         10,603          10,135
            6/30/2004        11,435         12,628          10,150
            6/30/2005        12,231         13,426          10,841

                            Moderate Allocation Fund
                            ------------------------
                                                     Total Return
                Period              Growth           ------------
                Ended                 of           Cumu-    Average
                6/30/05            $10,000        lative    Annual
                ---------------------------------------------------
                1 Year             $10,696         6.96%    6.96%
                Since 5/20/03
                 (Inception)       $12,231        22.31%   10.01%

                                 S & P 500 Index
                                 ---------------
                                                     Total Return
                Period              Growth           ------------
                Ended                 of           Cumu-    Average
                6/30/05             $10,000       lative    Annual
                --------------------------------------------------
                1 Year              $10,632        6.32%    6.32%
                Since 5/20/03
                 (Inception)        $13,426       34.26%   14.98%

                        Lehman Bros. Aggregate Bond Index
                        ---------------------------------
                                                     Total Return
                Period              Growth           ------------
                Ended                 of           Cumu-    Average
                6/30/05            $10,000        lative    Annual
                ---------------------------------------------------
                1 Year             $10,681         6.81%    6.81%
                Since 5/20/03
                 (Inception)       $10,841         8.41%    3.90%

The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Indices do not.

                           AGGRESSIVE ALLOCATION FUND

      The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed income Funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity Funds and approximately 25% of net assets in fixed-income Funds. The Fund seeks to maintain approximately 45% of its net assets in the Equity Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 10% in the Aggressive Equity Fund and approximately 25% in the Bond Fund.

      Performance for the Fund is compared to the S&P 500 Index(R) (75% weighting) and the Lehman Brothers Aggregate Bond Index(R) (25% weighting). For the six months ending June 30, 2005, the Fund returned 0.79% versus a 0.02% return for the benchmark. The outperformance was due to the Mid-Cap Index component and the small-cap portion of the Aggressive Equity component, both of which significantly outperformed the benchmark's stock component, which has a large-cap focus. The chart below includes the performance of the Fund for the 12 months ended June 30, 2005, during which time it earned 8.22%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                      Lehman Bros.
                            Aggressive     S&P 500     Aggregate
              Dates      Allocation Fund    Index      Bond Index
            ---------    ---------------   -------    ------------
            5/20/2003        10,000         10,000       10,000
            6/30/2003        10,530         10,603       10,135
            6/30/2004        12,210         12,628       10,150
            6/30/2005        13,214         13,426       10,841

                           Aggressive Allocation Fund
                           --------------------------
                                                    Total Return
                Period              Growth          ------------
                Ended                 of          Cumu-   Average
                6/30/05            $10,000        lative   Annual
                -------------------------------------------------
                1 Year             $10,822         8.22%    8.22%
                Since 5/20/03
                 (Inception)       $13,214        32.14%   14.11%

                                 S & P 500 Index
                                 ---------------
                                                    Total Return
                Period              Growth          ------------
                Ended                 of          Cumu-    Average
                6/30/05             $10,000       lative   Annual
                --------------------------------------------------
                1 Year              $10,632        6.32%    6.32%
                Since 5/20/03
                 (Inception)        $13,426       34.26%   14.98%

                        Lehman Bros. Aggregate Bond Index
                        ---------------------------------
                                                    Total Return
                Period              Growth          ------------
                Ended                 of          Cumu-     Average
                6/30/05            $10,000        lative    Annual
                ---------------------------------------------------
                1 Year             $10,681         6.81%    6.81%
                Since 5/20/03
                 (Inception)       $10,841         8.41%    3.90%

The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Indices do not.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      ASSET ALLOCATIONS AS OF JUNE 30, 2005

      [The following tables represent pie charts in the printed material]

                                Money Market Fund

                        52.9%   U.S. Government Agencies
                                  Discount Notes
                        47.1%   Commercial Paper

                                All America Fund

                        96.3%   Common Stocks
                         3.4%   Short-Term Debt Securities
                         0.3%   Cash and Other

                               Equity Index Fund

                        98.0%   Common Stocks
                         2.0%   Short-Term Debt Securities

                           Mid-Cap Equity Index Fund

                        92.5%   Common Stocks
                         7.5%   Short-Term Debt Securities

                                   Bond Fund

                        93.1%   Long-Term Debt Securities
                         6.9%   Short-Term Debt Securities

                              Short-Term Bond Fund

                        99.3%   Long-Term Debt Securities
                         0.7%   Short-Term Debt Securities

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                ASSET ALLOCATIONS AS OF JUNE 30, 2005 (Continued)

      [The following tables represent pie charts in the printed material]

                               Mid-Term Bond Fund

                        99.6%   Long-Term Debt Securities
                         0.4%   Short-Term Debt Securities

                                 Composite Fund

                        57.8%   Common Stocks
                        38.7%   Long-Term Debt Securities
                         3.5%   Short-Term Debt Securities

                             Aggressive Equity Fund

                        95.4%   Common Stocks
                         4.6%   Short-Term Debt Securities

                          Conservative Allocation Fund

                        30.1%   MoA Bond Fund
                        30.1%   MoA Mid-Term Bond Fund
                        24.8%   MoA Equity Index Fund
                        15.0%   MoA Short-Term Bond Fund

                            Moderate Allocation Fund

                        30.1%   MoA Bond Fund
                        20.0%   MoA Mid-Term Bond Fund
                        34.8%   MoA Equity Index Fund
                        15.1%   Mid-Cap Equity Index Fund

                           Aggressive Allocation Fund

                        25.1%   MoA Bond Fund
                        44.7%   MoA Equity Index Fund
                        20.1%   MoA Mid-Cap Equity Index Fund
                        10.1%   Mid-Cap Aggressive Equity Fund

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                                 EXPENSE EXAMPLE

                                     EXAMPLE

      As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2005 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

      This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period ending June 30, 2005.

                                 ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

------------------------------------------------------------------------------------------
                                     All America Fund
                                     ----------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $  979.17           $2.46
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,021.95           $2.51
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                    Equity Index Fund
                                    -----------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $  991.46           $0.62
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,023.85           $0.63
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                           EXPENSE EXAMPLE (Continued)

------------------------------------------------------------------------------------------
                                  Mid-Cap Equity Index Fund
                                  -------------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,038.21           $0.63
Hypothetical
  (5% Return before expenses)             $1,000.00         $1,023.85           $0.63
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                   Aggressive Equity Fund
                                   ----------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00           $990.61           $4.21
Hypothetical
  (5% Return before expenses)             $1,000.00         $1,020.17           $4.27
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                         Bond Fund
                                         ---------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,017.66           $2.51
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,021.95           $2.51
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                      Money Market Fund
                                      -----------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,012.34           $1.24
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,023.23           $1.25
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                           EXPENSE EXAMPLE (Continued)

------------------------------------------------------------------------------------------
                                       Composite Fund
                                       --------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $  980.48           $2.46
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,021.95           $2.51
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                     Mid Term Bond Fund
                                     ------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,011.41           $2.50
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,021.95           $2.51
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                    Short Term Bond Fund
                                    --------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,007.95           $2.50
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,021.95           $2.51
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                 Conservative Allocation Fund
                                 ----------------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,008.20           $2.03
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,022.42           $2.04
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                           EXPENSE EXAMPLE (Continued)

------------------------------------------------------------------------------------------
                                  Moderate Allocation Fund
                                  ------------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,010.99           $1.56
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,022.90           $1.57
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------
                                 Aggressive Allocation Fund
                                 --------------------------
                                                                            Expenses Paid
                                          Beginning          Ending         During Period*
                                        Account Value     Account Value      January 1 -
                                       January 1, 2005    June 30, 2005     June 30, 2005
------------------------------------------------------------------------------------------
Actual                                    $1,000.00         $1,007.90           $1.45
Hypothetical
  (5% Return before Expenses)             $1,000.00         $1,023.01           $1.46
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annual expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                       -------       -----------
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.7%) ............................    174,273      $  7,082,576
                                                                    ------------
CONSUMER, CYCLICAL (6.4%)
  Home Depot, Inc. ................................     47,868         1,862,065
  Time Warner, Inc.* ..............................    104,501         1,746,212
  Other Securities ................................    716,573        23,646,279
                                                                    ------------
                                                                      27,254,556
                                                                    ------------
CONSUMER, NON-CYCLICAL (5.8%)
  Altria Group, Inc. ..............................     46,187         2,986,451
  Coca-Cola Co. ...................................     50,477         2,107,415
  PepsiCo, Inc. ...................................     37,346         2,014,070
  Proctor & Gamble Co. ............................     55,188         2,911,167
  Wal-Mart Stores, Inc. ...........................     74,614         3,596,395
  Other Securities ................................    289,520        10,952,484
                                                                    ------------
                                                                      24,567,982
                                                                    ------------
ENERGY (5.0%)
  ChevronTexaco Corp. .............................     46,795         2,616,776
  ConocoPhillips ..................................     31,051         1,785,122
  Exxon Mobil Corp. ...............................    141,970         8,159,016
  Other Securities ................................    166,091         8,878,005
                                                                    ------------
                                                                      21,438,919
                                                                    ------------
FINANCIAL (11.6%)
  American Int'l. Group, Inc. .....................     57,881         3,362,886
  Bank of America Corp. ...........................     89,690         4,090,761
  Citigroup, Inc. .................................    116,020         5,363,605
  J.P. Morgan Chase & Co. .........................     78,475         2,771,737
  Wachovia Corp. ..................................     35,158         1,743,837
  Wells Fargo & Company ...........................     37,631         2,317,317
  Other Securities ................................    670,121        29,725,945
                                                                     -----------
                                                                      49,376,088
                                                                    ------------
HEALTHCARE (7.6%)
  Abbott Laboratories .............................     34,583         1,694,913
  Amgen, Inc.* ....................................     27,598         1,668,575
  Johnson & Johnson ...............................     66,316         4,310,540
  Pfizer, Inc. ....................................    165,824         4,573,426
  Other Securities ................................    489,303        20,099,673
                                                                    ------------
                                                                      32,347,127
                                                                    ------------
INDUSTRIAL (6.6%)
  General Electric Co. ............................    236,535         8,195,932
  United Parcel Service Cl B ......................     24,843         1,718,142
  Other Securities ................................    386,671        17,941,343
                                                                    ------------
                                                                      27,855,417
                                                                    ------------
TECHNOLOGY (8.7%)
  Cisco Systems, Inc.* ............................    142,526         2,723,672
  Dell Inc.* ......................................     53,995         2,133,342
  IBM Corp. .......................................     35,981         2,669,790
  Intel Corp. .....................................    137,671         3,587,706
  Microsoft Corp. .................................    224,093         5,566,470
  Other Securities ................................  1,129,723        20,098,674
                                                                    ------------
                                                                      36,779,654
                                                                    ------------
TELECOMMUNICATIONS (1.8%)
  SBC Communications, Inc. ........................     73,667         1,749,591
  Verizon Communications ..........................     61,714         2,132,219
  Other Securities ................................    171,914         3,860,245
                                                                    ------------
                                                                       7,742,055
                                                                    ------------
UTILITIES (2.0%) ..................................    229,178         8,425,669
                                                                    ------------
TOTAL INDEXED ASSETS-COMMON STOCKS
  (Cost: $187,136,802) 57.2% ......................                 $242,870,043
                                                                    ------------
----------
*     Non-income producing security.

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------    --------- ------------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT (0.2%)(a) .........     --          --   $  750,000 $    748,814
                                                                    ------------
COMMERCIAL PAPER (1.8%)
   Novartis Finance Corp. .........   3.32%   07/01/05    7,590,000    7,590,000
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $8,338,814) 2.0% .........................................    8,338,814
                                                                    ------------
TOTAL INDEXED ASSETS
  (Cost: $195,475,616) 59.2% ...................................... $251,208,857
                                                                    ------------

----------
(a) These securities, or a portion thereof, have been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACT OUTSTANDING AS OF JUNE 30, 2005:

                                     Expiration    Underlying Face   Unrealized
                                        Date       Amount At Value   Gain (Loss)
                                   --------------  ---------------   -----------
PURCHASED
28 S&P 500 Stock Index
  Futures Contracts .............  September 2005    $8,368,500      $(116,550)
                                                     ==========      =========


Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND) SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                       -------       -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.2%) ............................    192,524      $  5,227,876
                                                                    ------------
CONSUMER, CYCLICAL (4.5%)
  eBay, Inc.* .....................................     57,400         1,894,774
  Other Securities ................................    734,899        17,217,300
                                                                    ------------
                                                                      19,112,074
                                                                    ------------
CONSUMER, NON-CYCLICAL (0.9%) .....................    161,946         3,883,727
                                                                    ------------
ENERGY (2.6%) .....................................    313,044        10,973,444
                                                                    ------------
FINANCIAL (9.5%)
  American Int'l. Group, Inc. .....................     20,290         1,178,849
  Bank of America Corp. ...........................     37,960         1,731,356
  Charles Schwab Corp. ............................    173,500         1,957,080
  Citigroup, Inc. .................................     83,760         3,872,225
  MBNA Corp. ......................................     82,800         2,166,048
  Other Securities.................................  1,131,594        29,364,294
                                                                    ------------
                                                                      40,269,852
                                                                    ------------
HEALTHCARE (3.7%)
  Amgen, Inc.* ....................................     29,500         1,783,570
  Medtronic, Inc. .................................     42,000         2,175,180
  Pfizer, Inc. ....................................    131,150         3,617,117
  Other Securities ................................    359,468         7,935,051
                                                                    ------------
                                                                      15,510,918
                                                                    ------------
INDUSTRIAL (6.1%)
  Caterpillar, Inc. ...............................     16,500         1,572,615
  Other Securities ................................    858,749        24,168,779
                                                                    ------------
                                                                      25,741,394
                                                                    ------------
TECHNOLOGY (8.6%)
  Applied Materials, Inc. .........................    122,500         1,982,050
  Cisco Systems, Inc.* ............................    127,000         2,426,970
  Dell Inc.* ......................................     56,000         2,212,560
  EMC Corp.* ......................................    196,070         2,688,120
  Electronic Arts, Inc.* ..........................     35,000         1,981,350
  Juniper Networks Inc.* ..........................     78,500         1,976,630
  Linear Technology Corp. .........................     52,000         1,907,880
  Maxim Integrated Products, Inc. .................     47,000         1,795,870
  Symantec Corp.* .................................     70,000         1,521,800
  Other Securities ................................  1,322,100        18,177,009
                                                                    ------------
                                                                      36,670,239
                                                                    ------------
TELECOMMUNICATIONS (0.8%) .........................    166,037         3,481,557
                                                                    ------------
UTILITIES (1.2%) ..................................    153,792         5,181,425
                                                                    ------------
TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $149,933,457) ............................       39.1%     $166,052,507
                                                                    ------------
PREFERRED STOCKS:
ENERGY (0.1%) .....................................      7,410           444,600
                                                                    ------------
TOTAL PREFERRED STOCKS
  (Cost: $444,600) 0.1% ...........................                      444,600
                                                                    ------------
----------
*     Non-income producing security.

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------    --------- ------------
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%) ...................    --          --   $  460,000 $    460,000
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $460,000) 0.1% ............                                     460,000
                                                                    ------------

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
   Anheuser-Busch Co. ..............  3.22%   07/01/05    2,680,000    2,680,000
   Novartis Finance Corp. ..........  3.32    07/01/05    2,010,000    2,010,000
   Other Securities ................    --          --    1,040,000    1,040,000
                                                                    ------------
                                                                       5,730,000
                                                                    ------------

TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $5,730,000) 1.4% .........................................    5,730,000
                                                                    ------------
TOTAL ACTIVE ASSETS
  (Cost: $156,568,057) 40.7% ......................................  172,687,107
                                                                    ------------
TEMPORARY CASH INVESTMENTS**
  (Cost: $485,500) 0.1% ...........................................      485,500
                                                                    ------------
TOTAL INVESTMENTS
  (Cost: $352,529,173) 100.0% ..................................... $424,381,464
                                                                    ------------

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

      The total value of non-income producing investments was $106,266,648 or 25.0% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
BASIC MATERIALS (2.9%) ............................    498,742      $ 20,269,570
                                                                    ------------
CONSUMER, CYCLICAL (11.0%)
  Comcast Corp. Cl A* .............................    140,763         4,321,424
  Disney (Walt) Co. ...............................    130,285         3,280,576
  Home Depot Inc. .................................    136,989         5,328,872
  Time Warner Inc.* ...............................    299,062         4,997,326
  Viacom, Inc. Cl B ...............................    102,904         3,294,986
  Other Securities ................................  1,676,835        56,780,495
                                                                    ------------
                                                                      78,003,679
                                                                    ------------
CONSUMER, NON-CYCLICAL (9.9%)
  Altria Group, Inc. ..............................    132,177         8,546,565
  Coca-Cola Co. ...................................    144,454         6,030,955
  PepsiCo, Inc. ...................................    106,878         5,763,931
  Proctor & Gamble Co. ............................    157,937         8,331,177
  Wal-Mart Stores, Inc. ...........................    213,532        10,292,242
  Other Securities ................................    828,611        31,347,535
                                                                    ------------
                                                                      70,312,405
                                                                    ------------
ENERGY (8.7%)
  ChevronTexaco Corp. .............................    133,918         7,488,695
  ConocoPhillips ..................................     88,863         5,108,734
  Exxon Mobil Corp. ...............................    406,290        23,349,486
  Other Securities ................................    475,286        25,403,679
                                                                    ------------
                                                                      61,350,594
                                                                    ------------
FINANCIAL (19.9%)
  American Express Co. ............................     74,748         3,978,836
  American Int'l. Group, Inc. .....................    165,619         9,622,464
  Bank of America Corp. ...........................    256,675        11,706,947
  Citigroup, Inc. .................................    332,026        15,349,562
  Fannie Mae ......................................     61,776         3,607,718
  J.P. Morgan Chase & Co. .........................    224,579         7,932,130
  Merrill Lynch & Co., Inc. .......................     60,336         3,319,083
  Morgan Stanley ..................................     69,926         3,669,017
  US Bancorp ......................................    116,974         3,415,641
  Wachovia Corp. ..................................    100,615         4,990,504
  Wells Fargo & Company ...........................    107,693         6,631,735
  Other Securities.................................  1,534,031        67,080,540
                                                                    ------------
                                                                     141,304,177
                                                                    ------------
HEALTHCARE (13.1%)
  Abbott Laboratories .............................     98,971         4,850,569
  Amgen, Inc.* ....................................     78,982         4,775,252
  Johnson & Johnson ...............................    189,785        12,336,025
  Lilly (Eli) & Co. ...............................     72,319         4,028,891
  Medtronic, Inc. .................................     77,197         3,998,033
  Merck & Co., Inc. ...............................    140,614         4,330,911
  Pfizer, Inc. ....................................    474,557        13,088,282
  UnitedHealth Group Inc. .........................     80,812         4,213,538
  Wyeth ...........................................     85,428         3,801,546
  Other Securities ................................    943,953        37,149,920
                                                                    ------------
                                                                      92,572,967
                                                                    ------------
INDUSTRIAL (11.2%)
  3M Company ......................................     49,126         3,551,810
  Boeing Co. ......................................     52,740         3,480,840
  General Electric Co. ............................    676,917        23,455,166
  Tyco International Ltd. .........................    128,896         3,763,763
  United Parcel Service Cl B ......................     71,095         4,916,930
  United Technologies Corp. .......................     65,334         3,354,901
  Other Securities ................................    810,614        37,201,074
                                                                    ------------
                                                                      79,724,484
                                                                    ------------
TECHNOLOGY (14.8%)
  Cisco Systems, Inc.* ............................    407,881         7,794,606
  Dell Inc.* ......................................    154,524         6,105,243
  Hewlett-Packard .................................    184,218         4,330,965
  IBM Corp. .......................................    102,969         7,640,300
  Intel Corp. .....................................    393,988        10,267,327
  Microsoft Corp. .................................    641,311        15,930,165
  Oracle Corp.* ...................................    282,205         3,725,106
  Qualcomm, Inc. ..................................    104,263         3,441,722
  Other Securities.................................  2,662,385        46,021,071
                                                                    ------------
                                                                     105,256,505
                                                                    ------------
TELECOMMUNICATIONS (3.1%)
  SBC Communications, Inc. ........................    210,820         5,006,975
  Verizon Communications ..........................    176,613         6,101,979
  Other Securities ................................    491,986        11,047,362
                                                                    ------------
                                                                      22,156,316
                                                                    ------------
  UTILITIES (3.4%) ................................    655,889        24,113,610
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost: $625,216,434) 98.0% .......................                 $695,064,307
                                                                    ------------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:

                                     Expiration    Underlying Face   Unrealized
                                        Date       Amount At Value   Gain (Loss)
                                   --------------  ---------------   -----------
PURCHASED
48 S&P 500 Stock
  Index Futures Contracts .......  September 2005    $14,346,000      $(199,800)

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%

                                      Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------    --------- ------------
SHORT-TERM DEBT SECURITIES:
   U.S. GOVERNMENT (0.1%) ..........   --           --  $ 1,100,000 $  1,097,720
                                                                    ------------
COMMERCIAL PAPER (1.9%)
   Anheuser-Busch Co. .............. 3.22%    07/01/05   13,260,000   13,260,000
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $14,357,720) 2.0% ........................................   14,357,720
                                                                    ------------
TOTAL INVESTMENTS
  (Cost: $639,574,154) 100.0% ..................................... $709,422,027
                                                                    ============

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The total value of non-income producing investments was $99,293,441 or 14.0% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
BASIC MATERIALS (4.7%)
  Lyondell Chemical Co. ...........................     60,179       $ 1,589,929
  Peabody Energy Corp. ............................     32,406         1,686,408
  Other Securities ................................    384,565        11,734,878
                                                                    ------------
                                                                      15,011,215
                                                                    ------------
CONSUMER, CYCLICAL (16.9%)
  Abercrombie & Fitch Co. Cl A ....................     23,515         1,615,480
  Chico's FAS, Inc.* ..............................     49,143         1,684,622
  D.R. Horton, Inc. ...............................     79,940         3,006,543
  Harman Intl. Industries, Inc. ...................     17,426         1,417,779
  Lennar Corp. ....................................     39,385         2,498,978
  Michaels Stores, Inc. ...........................     36,925         1,527,587
  Mohawk Industries, Inc.* ........................     16,166         1,333,695
  Neiman-Marcus Group .............................     13,330         1,291,944
  Toll Brothers, Inc.* ............................     17,072         1,733,662
  Washington Post Co. Cl B ........................      1,884         1,573,197
  Other Securities.................................  1,181,828        35,834,348
                                                                    ------------
                                                                      53,517,835
                                                                    ------------
CONSUMER, NON-CYCLICAL (4.3%)
  Constellation Brands Inc. Cl A ..................     56,883         1,678,048
  Dean Foods Co* ..................................     40,985         1,444,311
  Tyson Foods, Inc. ...............................     82,815         1,474,107
  Whole Foods Market, Inc. ........................     17,792         2,104,794
  Other Securities ................................    194,605         6,809,723
                                                                    ------------
                                                                      13,510,983
                                                                    ------------
ENERGY (7.1%)
  ENSCO International, Inc. .......................     41,323         1,477,297
  Murphy Oil Corp. ................................     47,715         2,492,154
  NewField Exploration Company* ...................     34,422         1,373,094
  Noble Energy, Inc. ..............................     23,705         1,793,283
  Patterson UTI Energy, Inc. ......................     46,182         1,285,245
  Pioneer Natural Resources Co. ...................     39,212         1,650,041
  Smith International, Inc. .......................     28,907         1,841,376
  Weatherford International Ltd. ..................     37,679         2,184,628
  Other Securities ................................    239,634         8,420,370
                                                                    ------------
                                                                      22,517,488
                                                                    ------------
FINANCIAL (16.5%)
  Commerce Bancorp, Inc. NJ .......................     44,143         1,337,974
  Developers Diversified Realty ...................     29,568         1,358,945
  Everest RE Group* ...............................     15,351         1,427,643
  Fidelity Natl Finl Inc. .........................     47,049         1,679,179
  Hibernia Corp. Cl A .............................     42,732         1,417,848
  Legg Mason, Inc. ................................     29,965         3,119,656
  Other Securities.................................  1,242,059        42,056,323
                                                                    ------------
                                                                      52,397,568
                                                                    ------------
HEALTHCARE (11.0%)
  Coventry Health Care* ...........................     29,242         2,068,871
  Ivax Corp.* .....................................     63,115         1,356,973
  Pacificare Health Systems,Inc ...................     23,728         1,695,366
  Patterson Cos Inc.* .............................     37,422         1,686,984
  Sepracor, Inc.* .................................     28,532         1,712,205
  Varian Medical Systems, Inc.* ...................     35,984         1,343,283
  Other Securities ................................    700,691        24,978,403
                                                                    ------------
                                                                      34,842,085
                                                                    ------------
INDUSTRIAL (11.6%)
  C.H. Robinson Worldwide, Inc. ...................     23,319         1,357,166
  Expeditors Int'l Wash., Inc. ....................     29,043         1,446,632
  Precision Castparts Corp. .......................     17,993         1,401,655
  Republic Services, Inc. .........................     35,133         1,265,139
  Other Securities ................................    934,647        31,228,990
                                                                    ------------
                                                                      36,699,582
                                                                    ------------
TECHNOLOGY (12.9%)
  Cognizant Tech Solutions* .......................     36,874         1,737,872
  Microchip Technology, Inc. ......................     56,779         1,681,794
  Other Securities ................................  2,033,835        37,307,956
                                                                    ------------
                                                                      40,727,622
                                                                    ------------

TELECOMMUNICATIONS (0.5%) .........................     96,700         1,503,041
                                                                    ------------
UTILITIES (7.0%)
  Questar Corp. ...................................     23,101         1,522,356
  SCANA Corp. .....................................     30,911         1,320,209
  Other Securities ................................    719,019        19,276,558
                                                                    ------------
                                                                      22,119,123
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $244,425,112) 92.5% ......................                 $292,846,542
                                                                    ------------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                      Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%) .............    --          --  $ 1,000,000  $   998,130
                                                                    ------------
COMMERCIAL PAPER (7.2%)
   7-Eleven Inc. ...................  3.08%   07/01/05    2,555,000    2,555,000
   Anheuser-Busch Co. ..............  3.22    07/01/05    2,060,000    2,060,000
   Novartis Finance Corp............  3.25    07/07/05    5,300,000    5,297,129
   Pfizer, Inc. ....................  3.17    07/05/05    3,680,000    3,678,703
   XTRA, Inc. ......................  3.26    07/14/05    5,855,000    5,848,107
   XTRA, Inc. ......................  3.15    07/05/05    1,480,000    1,479,482
   Other Securities ................    --          --    1,958,000    1,956,992
                                                                    ------------
                                                                      22,875,413
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $23,873,543) 7.5% .......................................   23,873,535
                                                                    ------------
TEMPORARY CASH INVESTMENTS**
   (Cost: $14,800) 0.0%(1) ........................................       14,800
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $268,313,456) 100.0% .................................... $316,734,885
                                                                    ============

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

(1)   Less than 0.05%.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:

                                     Expiration    Underlying Face   Unrealized
                                        Date       Amount At Value   Gain (Loss)
                                   --------------  ---------------   -----------
PURCHASED
70 S&P 500 Stock Index
  Futures Contracts .............  September 2005    $24,092,250       $(67,400)
                                                     ===========       =========

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 7.6%

The total value of non-income producing investments was $111,129,040 or 35.1% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.2%)
   U.S. Treasury Strip ...............   AAA     0.00%        02/15/17   $ 15,000,000   $  9,253,215
   U.S. Treasury Strip ...............   AAA     0.00         05/15/14     10,000,000      7,000,490
                                                                                        ------------
                                                                                          16,253,705
                                                                                        ------------
U.S. GOVERNMENT AGENCIES (44.3%)
MORTGAGE-BACKED OBLIGATIONS (31.8%)
   FHLMC .............................   AAA     4.00         10/15/26      9,000,000      8,881,632
   FHLMC .............................   AAA       --               --         15,388         15,371
   FNMA ..............................   AAA     6.00         05/01/32      3,098,859      3,179,057
   FNMA ..............................   AAA     6.50         05/01/32      3,973,395      4,118,988
   FNMA ..............................   AAA     7.50         06/01/32      1,098,123      1,173,381
   FNMA ..............................   AAA     6.00         04/01/33      4,038,161      4,142,668
   FNMA ..............................   AAA     5.00         06/01/33      3,181,947      3,186,411
   FNMA ..............................   AAA     5.50         07/01/33      5,497,672      5,577,922
   FNMA ..............................   AAA     5.50         09/01/33      2,795,206      2,836,007
   FNMA ..............................   AAA     5.50         10/01/33      3,334,162      3,382,831
   FNMA ..............................   AAA     5.00         11/01/33      4,550,234      4,556,618
   FNMA ..............................   AAA     5.00         01/01/34      3,359,093      3,363,806
   FNMA ..............................   AAA     5.00         04/01/34      2,648,931      2,651,789
   FNMA ..............................   AAA     4.50         05/01/34      1,588,693      1,554,581
   FNMA ..............................   AAA     4.50         06/01/34      2,725,295      2,666,777
   FNMA ..............................   AAA     5.50         07/01/34      3,152,388      3,197,356
   FNMA ..............................   AAA     5.50         09/01/34      2,674,150      2,712,297
   FNMA ..............................   AAA     5.50         10/01/34      5,898,473      5,982,615
   FNMA ..............................   AAA     6.00         11/01/34      2,546,074      2,611,182
   FNMA ..............................   AAA     5.50         02/01/35      1,740,110      1,764,966
   FNMA ..............................   AAA     5.00         04/01/35      2,686,835      2,689,868
   FNMA ..............................   AAA     5.00         06/01/35      2,098,712      2,101,081
   FNMA ..............................   AAA     5.00         10/25/15      5,000,000      5,066,790
   FNMA ..............................   AAA     6.00         03/01/17        708,680        732,984
   FNMA ..............................   AAA     5.00         04/01/18        856,235        866,499
   FNMA ..............................   AAA     4.50         05/01/18      3,463,731      3,450,472
   FNMA ..............................   AAA     5.00         09/01/18      2,679,351      2,711,468
   FNMA ..............................   AAA     4.00         05/01/19      3,086,184      3,024,454
   FNMA ..............................   AAA     4.50         06/01/19      2,197,174      2,188,893
   FNMA ..............................   AAA       --               --     24,102,809     24,623,318
   GNMA (1) ..........................   AAA     6.27         10/16/27      3,000,000      3,301,023
   GNMA (1) ..........................   AAA       --               --      1,324,043      1,390,233
   Other Securities ..................             --               --      4,297,154      4,358,497
                                                                                        ------------
                                                                                         124,061,835
                                                                                        ------------
NON-MORTGAGE-BACKED OBLIGATION (12.5%)
   AID - Sri Lanka ...................   AAA     6.59         09/15/28      4,000,000      4,250,800
   FFCB ..............................   AAA     2.88         06/29/06      2,500,000      2,478,258
   FFCB ..............................   AAA     4.15         05/15/13     10,000,000      9,977,180
   FHLB ..............................   AAA     4.50         11/15/12      4,250,000      4,344,121
   FHLMC .............................   AAA     4.50         01/15/13      2,500,000      2,558,768
   FHLMC .............................   AAA     5.20         03/05/19     10,000,000     10,152,520
   FNMA ..............................   AAA     3.25         02/15/09     15,000,000     14,655,716

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES: (Continued)
   OTHER SECURITIES ..................             --               --   $    300,000   $    296,761
                                                                                        ------------
                                                                                          48,714,124
                                                                                        ------------
BASIC MATERIALS (5.2%)
   Intl. Flavors & Fragrances ........   BBB+    6.45%        05/15/06      2,500,000      2,545,193
   Lyondell Chemical Co. .............    BB-   10.25        11/01/10      5,000,000      5,500,000
   PolyOne Corp. .....................     B+    7.50         12/15/15      3,750,000      3,450,000
   Praxair, Inc. .....................     A-    6.90         11/01/06      5,000,000      5,180,065
   Other Securities ..................             --               --      3,500,000      3,467,157
                                                                                        ------------
                                                                                          20,142,415
                                                                                        ------------
CONSUMER, CYCLICAL (6.8%)
   Kellwood, Co. .....................   BBB-    7.88         07/15/09      4,000,000      4,353,032
   Target Corp. ......................     A+    5.38         06/15/09      3,250,000      3,396,933
   Other Securities ..................             --               --     19,825,149     18,694,016
                                                                                        ------------
                                                                                          26,443,981
                                                                                        ------------
CONSUMER, NON-CYCLICAL (2.8%)
   Wal-Mart Stores, Inc. .............    AA     6.88         08/10/09      3,000,000      3,306,117
   Other Securities ..................             --               --      8,000,000      7,826,081
                                                                                        ------------
                                                                                          11,132,198
                                                                                        ------------
ENERGY (0.9%) ........................                              --      3,750,000      3,697,491
                                                                                        ------------
FINANCIAL (22.5%)
   Berkley (WR) Corp. ................   BBB+    8.70         01/01/22      5,000,000      6,462,810
   Executive Risk, Inc. ..............     A     7.13         12/15/07      5,000,000      5,343,750
   First Horizon Mtge. Trust .........   AAA     5.00         06/25/33      4,054,161      4,053,043
   First Tennessee Natl. Corp. .......   BBB+    4.50         05/15/13      5,000,000      4,908,930
   Ford Motor Credit Co. .............    BB+    7.38         10/28/09      3,000,000      2,931,561
   General Motors Acceptance Corp. ...    BB     0.00         12/01/12     10,000,000      5,382,910
   GE Capital Corp. ..................   AAA     2.75         09/25/06      4,000,000      3,942,132
   Nationwide Health Properties ......   BBB-    7.90         11/20/06      5,000,000      5,177,985
   Simon Property Group, Inc. ........   BBB+    7.88         03/15/16      5,000,000      5,994,655
   Other Securities ..................             --               --     43,750,000     43,846,804
                                                                                        ------------
                                                                                          88,044,580
                                                                                        ------------
HEALTHCARE (1.6%) ....................                              --      6,250,000      6,342,697
                                                                                        ------------
INDUSTRIAL (2.8%)
   Seariver Maritime .................   AAA     0.00         09/01/12     10,000,000      7,339,240
   Other Securities ..................    --       --               --      3,500,000      3,581,111
                                                                                        ------------
                                                                                          10,920,351
                                                                                        ------------
TECHNOLOGY (1.0%) ....................    --       --               --      4,000,000      4,067,850
                                                                                        ------------
TELECOMMUNICATIONS (0.5%) ............    --       --               --      2,000,000      1,993,428
                                                                                        ------------
UTILITIES (0.5%) .....................    --       --               --      2,000,000      1,951,422
                                                                                        ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $360,540,873) 93.1% .......................................................   $363,766,076
                                                                                        ------------

----------
*     Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2005 (Unaudited)

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.4%).....    --          --  $ 1,300,000  $ 1,299,566
                                                                    ------------
COMMERCIAL PAPER (6.5%)
   Novartis Finance Corp. ..........  3.25%   07/07/05    9,000,000    8,995,124
   PepsiCo Inc. ....................  3.00    07/01/05    9,480,000    9,480,000
   XTRA, Inc. ......................  3.26    07/12/05    6,270,000    6,263,754
   Other Securities ................    --          --    2,100,000      798,323
                                                                    ------------
                                                                      25,537,201
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $26,836,767) 6.9% .......................................   26,836,767
                                                                    ------------
TEMPORARY CASH INVESTMENTS**
   (Cost: $23,900) 0.0%(2) ........................................       23,900
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $387,401,540) 100.0% .................................... $390,626,744
                                                                    ============

----------

Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association
(1) U.S. Government guaranteed security.
(2) Less than 0.05%.

The total value of investments whose issuer has filed for Chapter XI bankruptcy law (or equivalent) protection was $125,546, or 0.03% of the Fund's total investments as of June 30, 2005.

The total value of investments not rated or below-investment grade was $19,752,517, or 5.1% of the Fund's total investments as of June 30, 2005.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.0%)
   U.S. Treasury Notes ...............   AAA     2.75%        07/31/06     $4,000,000   $  3,966,088
   U.S. Treasury Notes ...............   AAA     3.00         11/15/07      1,500,000      1,478,204
   U.S. Treasury Notes ...............   AAA     3.38         02/28/07        750,000        746,719
                                                                                        ------------
                                                                                           6,191,011
                                                                                        ------------
U.S. GOVERNMENT AGENCIES (63.6%)
MORTGAGE-BACKED OBLIGATIONS (18.7%)
   FHLMC .............................   AAA     4.50         03/15/22      2,000,000      2,000,714
   FHLMC .............................   AAA     4.00         11/15/26        629,181        625,863
   FHLMC .............................   AAA     6.50         04/01/14        256,052        267,197
   FHLMC .............................   AAA     6.00         10/01/08        114,003        117,322
   FHLMC .............................   AAA       --               --        730,315        749,870
   FNMA ..............................   AAA     4.50         10/25/17      1,000,000      1,002,681
   FNMA ..............................   AAA     6.50         12/25/23        195,287        198,887
   FNMA ..............................   AAA     4.00         11/25/26        100,000         98,910
   FNMA ..............................   AAA       --               --        597,895        614,701
   Residential Funding Mtge. Sec .....   AAA     5.00         02/25/33        154,807        154,633
   Other Securities ..................   AAA       --               --        260,928        267,906
                                                                                        ------------
                                                                                           6,098,684
                                                                                        ------------
NON-MORTGAGE-BACKED OBLIGATION (44.9%)
   FFCB ..............................   AAA     2.88         06/29/06      1,000,000        991,303
   FHLB ..............................   AAA     2.50         03/15/06        500,000        495,744
   FHLB ..............................   AAA     2.88         09/15/06      2,800,000      2,769,771
   FHLMC .............................   AAA     2.75         08/15/06      1,000,000        988,708
   FHLMC .............................   AAA     2.38         02/15/07      2,000,000      1,955,530
   FHLMC .............................   AAA     3.88         06/15/08      3,750,000      3,750,709
   FNMA ..............................   AAA     2.25         05/15/06      2,000,000      1,974,370
   FNMA ..............................   AAA     2.63         11/15/06      1,000,000        985,162
   FNMA ..............................   AAA     2.38         02/15/07        750,000        733,524
                                                                                        ------------
                                                                                          14,644,821
                                                                                        ------------
BASIC MATERIALS (0.3%)
   Monsanto Co. ......................     A-    4.00         05/15/08        100,000         99,536
                                                                                        ------------
CONSUMER, CYCLICAL (2.2%)
   Belo Corporation ..................   BBB-    8.00         11/01/08        150,000        162,997
   Caterpillar Fin. Svc ..............     A     2.63         01/30/07        250,000        244,664
   Daimlerchrysler ...................   BBB     4.05         06/04/08        150,000        147,703
   Dow Jones & Co. ...................     A-    3.88         02/15/08        150,000        149,352
                                                                                        ------------
                                                                                             704,716
                                                                                        ------------
CONSUMER, NON-CYCLICAL (1.4%)
   CVS Corp. .........................    A-     5.63         03/15/06        150,000        151,550
   Safeway, Inc. .....................   BBB-    2.50         11/01/05        100,000         99,491
   Other Securities ..................    --       --               --        200,000        195,940
                                                                                        ------------
                                                                                             446,981
                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES (Continued):
ENERGY (0.6%)
   Ocean Energy Inc. .................   BBB     4.38%        10/01/07      $ 100,000   $    100,036
   Other Securities ..................             --               --        100,000         98,264
                                                                                        ------------
                                                                                             198,300
                                                                                        ------------
FINANCIAL (6.7%)
   American Express Co. ..............     A+    5.50         09/12/06        200,000        203,098
   Bank of America Corp. .............    AA-    4.75         10/15/06        100,000        101,036
   Bank of Oklahoma ..................   BBB+    7.13         08/15/07        250,000        264,295
   Bear Stearns Cos Inc. .............     A     3.00         03/30/06        100,000         99,360
   Deere Capital Corp. ...............     A-    3.90         01/15/08        200,000        198,747
   GE Capital Corp. ..................   AAA     2.75         09/25/06        250,000        246,383
   JP Morgan Chase Bank ..............     A+    5.63         08/15/06        100,000        101,751
   National City Bk ..................     A+    3.38         10/15/07        250,000        247,342
   Natl Rural Utils Coop .............     A+    3.00         02/15/06        185,000        184,152
   Northern Trust Co. ................    AA-    2.88         12/15/06        200,000        197,468
   US Bank NA ........................    AA-    2.85         11/15/06        150,000        147,525
   Other Securities ..................    --       --               --        200,000        196,928
                                                                                        ------------
                                                                                           2,188,085
                                                                                        ------------
HEALTHCARE (0.9%)
   Baxter Intl Inc. ..................     A-    5.25         05/01/07        100,000        101,856
   UnitedHealth Gp ...................     A     3.38         08/15/07        200,000        197,104
                                                                                        ------------
                                                                                             298,960
                                                                                        ------------
INDUSTRIAL (2.7%)
   Comcast Cable Communications ......   BBB+    6.20         11/15/08        200,000        211,509
   Conoco Funding Co. ................     A-    5.45         10/15/06        200,000        203,607
   Deluxe Corp. ......................   BBB+    3.50         10/01/07        250,000        244,337
   Union Pacific Corp. ...............   BBB     5.75         10/15/07        120,000        123,976
   Other Securities ..................    --       --               --        100,000         98,510
                                                                                        ------------
                                                                                             881,939
                                                                                        ------------
TECHNOLOGY (1.3%)
   Hewlett-Packard ...................     A-    5.75         12/15/06        100,000        102,327
   IBM Corp. .........................     A+    4.88         10/01/06        100,000        101,066
   Pitney Bowes Cr Corp. .............     A+    5.75         08/15/08        200,000        211,093
                                                                                        ------------
                                                                                             414,486
                                                                                        ------------
UTILITIES (0.6%)
   DTE Energy Co. ....................   BBB-    6.45         06/01/06        200,000        204,087
                                                                                        ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $32,705,431) 99.3% ........................................................   $ 32,371,606
                                                                                        ------------

----------
*     Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.7%)
   Federal Home Loan Bank ..........  2.50%   07/01/05  $   216,000  $   216,000
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $216,000) 0.7% ..........................................      216,000
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $32,921,431) 100.0% ..................................... $ 32,587,606
                                                                    ============

Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.3%)
   U.S. Treasury Notes ...............   AAA     4.00%        11/15/12     $2,000,000   $  2,022,422
   U.S. Treasury Notes ...............   AAA     5.00         08/15/11      3,000,000      3,198,399
                                                                                        ------------
                                                                                           5,220,821
                                                                                        ------------
U.S. GOVERNMENT AGENCIES (60.5%)
MORTGAGE-BACKED OBLIGATIONS (4.5%)
   FHLMC .............................   AAA     5.00         06/15/17      3,000,000      3,081,996
   FHLMC .............................   AAA       --               --         71,235         75,054
   FNMA ..............................   AAA       --               --         37,557         38,242
                                                                                        ------------
                                                                                           3,195,292
                                                                                        ------------
NON-MORTGAGE-BACKED OBLIGATION (56.0%)
   FHLB ..............................   AAA     2.75         03/14/08      4,750,000      4,621,907
   FHLB ..............................   AAA     5.75         05/15/12      4,500,000      4,930,659
   FHLMC .............................   AAA     6.63         09/15/09      5,000,000      5,504,855
   FHLMC .............................   AAA     5.63         03/15/11      4,000,000      4,318,812
   FNMA ..............................   AAA     4.25         07/15/07      8,000,000      8,070,935
   FNMA ..............................   AAA     3.25         01/15/08      5,000,000      4,931,190
   FNMA ..............................   AAA     3.25         02/15/09      1,500,000      1,465,572
   FNMA ..............................   AAA     6.63         09/15/09      5,500,000      6,060,764
                                                                                        ------------
                                                                                          39,904,694
                                                                                        ------------
BASIC MATERIALS (1.4%)
   Monsanto Co. ......................     A-    4.00         05/15/08        500,000        497,678
   Other Securities ..................    --       --               --        500,000        501,285
                                                                                        ------------
                                                                                             998,963
                                                                                        ------------
CONSUMER, CYCLICAL (4.9%)
   Caterpillar Fin. Svc ..............     A     2.63         01/30/07        500,000        489,327
   Cox Communications, Inc. Cl A .....   BBB-    3.88         10/01/08        500,000        489,469
   Newell Rubbermaid .................   BBB+    4.63         12/15/09        500,000        501,081
   Target Corp. ......................     A+    5.38         06/15/09      1,000,000      1,045,210
   Other Securities ..................    --       --               --        936,000        938,655
                                                                                        ------------
                                                                                           3,463,742
                                                                                        ------------
CONSUMER, NON-CYCLICAL (3.8%)
   Campbell Soup Co. .................     A     5.50         03/15/07        500,000        511,983
   Coca-Cola Enterprises, Inc. .......     A     2.50         09/15/06        500,000        489,813
   General Mills, Inc. ...............   BBB+    2.63         10/24/06        500,000        489,887
   Kellogg Co. .......................   BBB+    2.88         06/01/08        500,000        481,691
   Safeway, Inc. .....................   BBB-    4.13         11/01/08        500,000        492,803
   Wal-Mart Stores, Inc. .............    AA     6.88         08/10/09        250,000        275,510
                                                                                        ------------
                                                                                           2,741,687
                                                                                        ------------
ENERGY (1.0%)
   Anadarko Petro Corp. ..............   BBB+    3.25         05/01/08        500,000        486,714
   Other Securities ..................    --       --               --        250,000        250,091
                                                                                        ------------
                                                                                             736,805
                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES (Continued):
FINANCIAL (17.6%)
   American Honda Finance ............     A+    3.85%        11/06/08     $  500,000   $   495,424
   Bank of America Corp. .............    AA-    4.75         10/15/06        500,000       505,178
   Bank of Oklahoma ..................   BBB+    7.13         08/15/07        350,000       370,013
   Berkshire Hathaway Financial ......   AAA     4.20         12/15/10        500,000       496,447
   Colonial Rlty LP. .................   BBB-    4.80         04/01/11        300,000       296,351
   Deere Capital Corp. ...............     A-    3.90         01/15/08        500,000       496,869
   Ford Motor Credit Co. .............    BB+    7.38         10/28/09        750,000       732,890
   GE Capital Corp. ..................   AAA     2.75         09/25/06        750,000       739,150
   General Motors Acceptance Corp. ...    BB     6.75         01/15/06        500,000       503,945
   Heller Financial, Inc. ............   AAA     6.38         03/15/06        500,000       508,435
   Household Finance Corp. ...........     A     6.50         01/24/06        500,000       507,230
   JP Morgan Chase Bank ..............     A+    5.63         08/15/06        500,000       508,755
   Lehman Brothers Hlds ..............     A     4.00         01/22/08        500,000       498,213
   Nationwide Health Properties ......   BBB-    7.60         11/20/28        350,000       406,935
   Nationwide Health Properties ......   BBB-    7.90         11/20/06        250,000       258,899
   Roslyn Bancorp ....................   BBB-    7.50         12/01/08        500,000       546,705
   SLM Corp. .........................     A     4.00         01/15/09        500,000       496,001
   Sprint Capital Corp. ..............   BBB-    7.13         01/30/06        500,000       508,353
   Textron Finance Corp. .............     A-    2.69         10/03/06        500,000       491,668
   The CIT Group, Inc. ...............     A     6.50         02/07/06        500,000       507,630
   U S Bancorp .......................     A+    3.95         08/23/07        500,000       499,216
   Union Planters Corp. ..............     A-    6.75         11/01/05        500,000       504,375
   Other Securities ..................    --       --               --      1,650,000     1,642,062
                                                                                        -----------
                                                                                         12,520,744
                                                                                        -----------
INDUSTRIAL (0.7%)
   Deluxe Corp. ......................   BBB+    3.50         10/01/07        500,000       488,674
                                                                                        -----------
TECHNOLOGY (1.4%)
   Hewlett-Packard ...................     A-    5.75         12/15/06        500,000       511,635
   IBM Corp. .........................     A+    4.88         10/01/06        500,000       505,328
                                                                                        -----------
                                                                                          1,016,963
                                                                                        -----------
TELECOMMUNICATIONS (0.7%)
   Verizon Global ....................     A+    4.00         01/15/08        500,000       498,357
                                                                                        -----------
UTILITIES (0.3%) .....................    --       --               --        250,000       243,928
                                                                                        -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $71,542,058) 99.6% ........................................................   $71,030,670
                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
   Coca Cola Enterprises ...........  3.35%   07/01/05    $280,000   $   280,000
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $280,000) 0.4% .........................................       280,000
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $71,822,058) 100% ......................................   $71,310,670
                                                                     ===========

*     Ratings as per Standard & Poor's Corporation.

----------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Corporation

The total value of investments not rated or below-investment grade was $1,236,835, or 1.7% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
BASIC MATERIALS (1.5%)
  Dow Chemical Co. ................................     48,720       $ 2,169,502
                                                                    ------------
  Other Securities ................................     16,944         1,567,320
                                                                    ------------
                                                                       3,736,822
                                                                    ------------
CONSUMER, CYCLICAL (6.6%)
  Disney (Walt) Co. ...............................     71,357         1,796,770
  Kohl's Corp.* ...................................     41,179         2,302,318
  Target Corp. ....................................     36,706         1,997,174
  Viacom, Inc. Cl B ...............................     54,770         1,753,736
  Other Securities ................................    191,492         7,978,067
                                                                    ------------
                                                                      15,828,065
                                                                    ------------
CONSUMER, NON-CYCLICAL (5.9%)
  PepsiCo, Inc. ...................................     65,186         3,515,481
  Proctor & Gamble Co. ............................     67,231         3,546,436
  Wal-Mart Stores, Inc. ...........................     43,266         2,085,421
  Other Securities ................................    131,075         5,062,381
                                                                    ------------
                                                                      14,209,719
                                                                    ------------
ENERGY (5.0%)
  Exxon Mobil Corp. ...............................     82,572         4,745,413
  Halliburton Co. .................................     42,742         2,043,923
  Transocean, Inc.* ...............................     35,942         1,939,790
  Valero Energy Corp. .............................     22,133         1,750,942
  Other Securities ................................     31,805         1,611,878
                                                                    ------------
                                                                      12,091,946
                                                                    ------------
FINANCIAL (10.8%)
  American Int'l. Group, Inc. .....................     31,061         1,804,644
  Bank of America Corp. ...........................     73,222         3,339,656
  Citigroup, Inc. .................................     85,255         3,941,339
  Merrill Lynch & Co., Inc. .......................     33,227         1,827,818
  North Fork Bancorp, Inc. ........................     62,639         1,759,530
  Wells Fargo & Company ...........................     47,141         2,902,943
  Other Securities ................................    171,150        10,516,668
                                                                    ------------
                                                                      26,092,598
                                                                    ------------
HEALTHCARE (7.9%)
  Abbott Laboratories .............................     40,685         1,993,972
  Johnson & Johnson ...............................     53,514         3,478,410
  Medtronic, Inc. .................................     34,324         1,777,640
  Pfizer, Inc. ....................................    121,864         3,361,009
  Wyeth ...........................................     45,189         2,010,911
  Other Securities ................................    105,208         6,323,060
                                                                    ------------
                                                                      18,945,002
                                                                    ------------
INDUSTRIAL (7.0%)
  Boeing Co. ......................................     33,390         2,203,740
  Burlington North Santa Fe .......................     36,992         1,741,584
  General Dynamics Corp. ..........................     16,484         1,805,658
  General Electric Co. ............................    164,257         5,691,484
  Honeywell International, Inc. ...................     51,921         1,901,867
  United Technologies Corp. .......................     45,246         2,323,382
  Other Securities ................................     39,023         1,207,955
                                                                    ------------
                                                                      16,875,670
                                                                    ------------
TECHNOLOGY (9.1%)
  Cisco Systems, Inc.* ............................    130,846         2,500,467
  Dell Inc.* ......................................     59,636         2,356,219
  EMC Corp.* ......................................    134,808         1,848,219
  Intel Corp. .....................................    105,156         2,740,366
  Microsoft Corp. .................................     80,780         2,006,575
  Oracle Corp.* ...................................    169,033         2,231,236
  Other Securities ................................    346,229         8,309,827
                                                                    ------------
                                                                      21,992,909
                                                                    ------------

TELECOMMUNICATIONS (1.7%) .........................    144,923         4,100,531
                                                                    ------------
UTILITIES (2.3%)
  Exelon Corp. ....................................     36,020         1,848,907
  Other Securities ................................     65,634         3,612,558
                                                                    ------------
                                                                       5,461,465
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $136,208,167) 57.8% ......................                 $139,334,727
                                                                    ------------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%) ...............    --       --               --   $    500,000   $    500,606
                                                                                        ------------
U.S. GOVERNMENT AGENCIES (18.9%)
MORTGAGE-BACKED OBLIGATIONS (15.6%)
   FHLMC .............................   AAA     5.00%        06/15/17      4,000,000      4,109,328
   FHLMC .............................   AAA     4.00         10/15/26      1,800,000      1,776,326
   FHLMC .............................   AAA       --               --          7,694          7,686
   FNMA ..............................   AAA     7.50         02/01/32         58,782         62,810
   FNMA ..............................   AAA     6.00         05/01/32        231,258        237,243
   FNMA ..............................   AAA     7.50         06/01/32         77,333         82,632
   FNMA ..............................   AAA     5.00         06/01/33      1,347,648      1,349,539
   FNMA ..............................   AAA     5.00         11/01/33      1,792,516      1,795,031
   FNMA ..............................   AAA     5.00         04/01/34        448,609        449,093
   FNMA ..............................   AAA     5.50         05/01/34      2,196,147      2,227,475
   FNMA ..............................   AAA     5.50         09/01/34        685,680        695,461
   FNMA ..............................   AAA     5.50         10/01/34        448,284        454,679
   FNMA ..............................   AAA     6.00         11/01/34        515,133        528,306
   FNMA ..............................   AAA     5.50         02/01/35        483,364        490,268
   FNMA ..............................   AAA     5.00         04/01/35        776,197        777,073
   FNMA ..............................   AAA     6.00         03/01/17         55,673         57,582
   FNMA ..............................   AAA     5.00         04/01/18      1,598,306      1,617,464
   FNMA ..............................   AAA     4.50         06/01/19        480,632        478,820
   FNMA ..............................   AAA       --               --     15,406,674     15,656,384
   GNMA (1) ..........................   AAA     6.27         10/16/27      3,000,000      3,301,023
   GNMA (1) ..........................   AAA       --               --        304,138        319,703
   Other Securities ..................   AAA       --               --      1,196,910      1,213,996
                                                                                        ------------
                                                                                          37,687,922
                                                                                        ------------
NON-MORTGAGE-BACKED OBLIGATION (3.3%)
   FHLMC .............................   AAA     4.50         01/15/13      3,500,000      3,582,275
   FNMA ..............................   AAA     3.25         02/15/09      2,750,000      2,686,882
   FNMA ..............................   AAA       --               --      1,000,000        992,068
   Other Securities ..................   AAA       --               --        750,000        754,748
                                                                                        ------------
                                                                                           8,015,973
                                                                                        ------------
BASIC MATERIALS (2.1%)
   Praxair, Inc. .....................    A-     6.90         11/01/06      2,500,000      2,590,033
   Other Securities ..................    --       --               --      2,500,000      2,461,209
                                                                                        ------------
                                                                                           5,051,242
                                                                                        ------------
CONSUMER, CYCLICAL (2.4%) ............    --       --               --      6,182,860      5,716,259
                                                                                        ------------
CONSUMER, NON-CYCLICAL (1.1%)
   Wal-Mart Stores, Inc. .............    AA     6.88         08/10/09      1,000,000      1,102,039
   Other Securities ..................    --       --               --      1,500,000      1,461,390
                                                                                        ------------
                                                                                           2,563,429
                                                                                        ------------
ENERGY (0.4%) ........................    --       --               --      1,000,000        986,896
                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                             Face
                                       Rating*   Rate         Maturity       Amount         Value
                                       -------   ----         --------   ------------   ------------
LONG-TERM DEBT SECURITIES: (Continued):
FINANCIAL (10.8%)
   Bank of America Corp. .............   AA-     4.75%        10/15/06   $    500,000   $    505,177
   Berkley (WR) Cp ...................   BBB+    8.70         01/01/22      1,500,000      1,938,843
   GE Capital Corp. ..................   AAA     5.45         01/15/13      2,000,000      2,121,552
   Nationwide Hlt Prop ...............   BBB-    7.90         11/20/06      5,000,000      5,177,985
   Wells Fargo & Company .............   AA-     3.50         04/04/08        250,000        245,892
   Other Securities ..................    --       --               --     17,170,851     15,986,378
                                                                                        ------------
                                                                                          25,975,827
                                                                                        ------------
HEALTHCARE (0.6%)
   Wyeth .............................     A     5.50         03/15/13        500,000        526,226
   Other Securities ..................             --               --      1,000,000      1,002,037
                                                                                        ------------
                                                                                           1,528,263
                                                                                        ------------
INDUSTRIAL (1.3%)
   Seariver Maritime .................   AAA     0.00         09/01/12      3,000,000      2,201,772
                                                                                        ------------
   Other Securities ..................    --       --               --      1,000,000      1,017,445
                                                                                        ------------
                                                                                           3,219,217
                                                                                        ------------
TECHNOLOGY (0.5%) ....................    --       --               --      1,000,000      1,016,962
                                                                                        ------------
TELECOMMUNICATIONS (0.2%) ............    --       --               --        500,000        498,357
                                                                                        ------------
UTILITIES (0.2%) .....................    --       --               --        500,000        487,856
                                                                                        ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $93,527,357) 38.7% ........................................................   $ 93,248,809
                                                                                        ------------

----------
*     Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.6%)
   Federal Home Loan Bank ..........  2.50%   07/01/05   $3,890,000 $  3,890,000
                                                                    ------------
COMMERCIAL PAPER (1.9%)
   Archer Daniels Midland ..........  3.33    07/01/05    3,960,000    3,960,000
   Other Securities ................    --          --      690,000      690,000
                                                                    ------------
                                                                       4,650,000
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,540,000) 3.5% ........................................    8,540,000
                                                                    ------------
TEMPORARY CASH INVESTMENTS**
   (Cost: $23,100) 0.0% (2) .......................................       23,100
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $238,298,624) 100.0% .................................... $241,146,636
                                                                    ============

----------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

(1)   U.S. Government guaranteed security.

(2)   Less than 0.05%.

The total value of investments whose issuer has filed for Chapter XI bankruptcy law (or equivalent) protection was $50,219, or 0.02% of the Fund's total investments as of June 30, 2005.

The total value of non-income producing investments was $19,801,095 or 8.2% of the Fund's total investments as of June 30, 2005.

The total value of investments not rated or below-investment grade was $4,315,633, or 1.8% of the Fund's total investments as of June 30, 2005.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
BASIC MATERIALS (4.5%)
  FMC Corp.* ......................................     41,738      $  2,343,171
  Other Securities ................................    632,431        13,331,211
                                                                    ------------
                                                                      15,674,382
                                                                    ------------
CONSUMER, CYCLICAL (12.9%)
  Boyd Gaming Corp. ...............................     44,715         2,286,278
  Crown Holdings Inc.* ............................    394,591         5,615,030
  Jacuzzi Brands, Inc.* ...........................    262,780         2,819,629
  Modine Manufacturing Co. ........................     69,510         2,263,246
  Shopko Stores, Inc.* ............................     99,640         2,422,248
  Sunterra Corporation* ...........................    161,600         2,619,536
  Other Securities.................................  1,171,211        26,935,893
                                                                    ------------
                                                                      44,961,860
                                                                    ------------
CONSUMER, NON-CYCLICAL (3.8%)
  Chiquita Brands Intl., Inc. .....................     92,650         2,544,169
  Longs Drug Stores Corp. .........................     86,820         3,737,601
  MGI Pharma Inc.,* ...............................    102,600         2,232,576
  Other Securities ................................    296,816         4,857,670
                                                                    ------------
                                                                      13,372,016
                                                                    ------------
ENERGY (8.0%)
  Denbury Resources, Inc.* ........................     55,088         2,190,850
  Frontier Oil Crop ...............................    102,212         2,999,922
  NS Group, Inc.* .................................    114,810         3,732,473
  Range Resources Corp. ...........................    209,057         5,623,633
  Southern Union Co.* .............................     92,711         2,276,055
  Unisource Energy Corp. ..........................     80,250         2,467,687
  Other Securities ................................    315,149         8,701,878
                                                                    ------------
                                                                      27,992,498
                                                                    ------------
FINANCIAL (22.0%)
  Assured Guaranty Com* ...........................    120,910         2,824,458
  BankAtlantic Bancorp, Inc.- A ...................    152,050         2,881,347
  Brookline Bankcorp ..............................    168,890         2,746,151
  Capital Automotive REIT .........................     60,550         2,311,193
  Equity Inns Inc. ................................    213,170         2,835,161
  First Niagara Financial Grp .....................    162,300         2,366,334
  Highwoods Properties, Inc. ......................     74,340         2,212,358
  LandAmerica Financial Group .....................     40,170         2,384,893
  MAF Bancorp .....................................     58,480         2,493,002
  Mid-America Apt Communities .....................     51,470         2,337,767
  Pennsylvania REIT ...............................     46,090         2,189,275
  Provident Financial Services ....................    137,000         2,407,090
  Sterling Financial Corp.* .......................     69,381         2,594,849
  Other Securities.................................  2,341,695        44,358,199
                                                                    ------------
                                                                      76,942,077
                                                                    ------------
HEALTHCARE (6.8%)
  Advanced Medical Optics Inc.* ...................     64,474         2,562,841
  Centene Corporation* ............................     80,586         2,706,078
  Ventana Medical Systems Inc.* ...................     59,302         2,385,719
  Other Securities.................................  1,049,080        16,002,239
                                                                    ------------
                                                                      23,656,877
                                                                    ------------
INDUSTRIAL (19.1%)
  Apogee Enterprises, Inc. ........................    177,020         2,720,797
  Audiovox Corp. Cl-A* ............................    244,072         3,783,116
  Benchmark Electronics* ..........................     81,773         2,487,535
  Champion Enterprises Inc* .......................    291,900         2,901,486
  Kennametal, Inc. ................................     57,930         2,656,090
  RailAmerica Inc.* ...............................    318,100         3,785,390
  Siligan Holdings, Inc. ..........................     59,290         3,334,470
  UTI Worldwide, Inc.* ............................     36,032         2,508,548
  Universal Forest Products .......................     58,110         2,408,659
  Other Securities.................................  1,545,059        39,936,922
                                                                    ------------
                                                                      66,523,013
                                                                    ------------
TECHNOLOGY (13.0%)
  DRS Technologies Inc. ...........................     56,110         2,877,321
  Skyworks Solutions Inc.* ........................    429,446         3,165,017
  aQuantive Inc* ..................................    141,389         2,505,413
  Other Securities.................................  3,448,472        36,838,113
                                                                    ------------
                                                                      45,385,864
                                                                    ------------

TELECOMMUNICATIONS (1.3%) .........................    331,940         4,430,975
Utilities (3.0%)
  PNM Resources, Inc. .............................    114,690         3,304,219
  Southwestern Energy Co.* ........................     53,238         2,501,121
  Westar Energy Inc. ..............................     99,360         2,387,621
  Other Securities ................................    156,630         2,241,939
                                                                    ------------
                                                                      10,434,900
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $291,184,842) 94.4% ......................                  329,374,462
                                                                    ------------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
PREFERRED STOCKS:
ENERGY (0.5%) .....................................     30,220       $ 1,813,200
                                                                     -----------
TOTAL PREFERRED STOCKS
(Cost: $1,813,200) 0.5% ...........................         --         1,813,200
                                                                     -----------

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
LONG-TERM DEBT SECURITIES:
   Financial (0.5%) .................  --%          --  $ 1,890,000 $  1,890,000
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $1,890,000) 0.5% ........................................    1,890,000
                                                                    ------------

                                                           Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------   ---------  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.4%)
   Federal Home Loan Bank ..........  2.50%   07/01/05  $ 4,700,000  $ 4,700,000
                                                                    ------------
COMMERCIAL PAPER (3.2%)
   Archer Daniels Midland ..........  3.33    07/01/05    7,310,000    7,310,000
   XTRA, Inc. ......................  3.28    07/11/05    3,880,000    3,876,465
                                                                    ------------
                                                                      11,186,465
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $15,886,465) 4.6% .......................................   15,886,465
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $310,774,507) 100.0% .................................... $348,964,127
                                                                    ============

The total value of non-income producing investments was $187,331,228 or 53.7% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
   Mutual of America Investment Corporation
   Bond Fund (30.1%) ..............................  2,354,295       $ 3,092,816
   Mid-Term Bond Fund (30.1%) .....................  3,236,725         3,092,467
   Equity Index Fund (24.8%) ......................  1,218,063         2,556,081
   Short Term Bond Fund (15.0%) ...................  1,499,703         1,545,495
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $10,169,744) 100.0% .....................                  $10,286,859
                                                                     ===========

       MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
   Mutual of America Investment Corporation
   Equity Index Fund (34.8%) ......................  7,648,319        16,049,852
   Bond Fund (30.1%) .............................. 10,558,365        13,870,430
   Mid-Term Bond Fund (20.0%) .....................  9,676,470         9,245,200
   Mid-Cap Equity Index Fund (15.1%) ..............  4,579,159         6,947,358
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $44,944,500) 100.0% .....................                  $46,112,840
                                                                     ===========

      MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                       Shares           Value
                                                     ---------      ------------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
   Mutual of America Investment Corporation
   Equity Index Fund (44.7%) ......................  7,779,211        16,324,528
   Bond Fund (25.1%) ..............................  6,960,484         9,143,925
   Mid-Cap Equity Index Fund (20.1%) ..............  4,830,041         7,327,988
   Aggressive Equity Fund (10.1%) .................  2,114,565         3,677,617
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $35,053,940) 100.0% .....................                  $36,474,058
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF ASSETS AND LIABILITIES
                            June 30, 2005 (Unaudited)

                                                                  Money Market   All America    Equity Index
                                                                       Fund          Fund           Fund
                                                                   -----------   ------------   ------------
ASSETS:
Investments at market value
   (Cost:
   Money Market Fund -- $77,671,508
   All America Fund -- $352,529,173
   Equity Index Fund -- $639,574,154)
   (Notes 1 and 3) ............................................    $77,671,508   $424,381,464   $709,422,027
Cash ..........................................................          1,882             --          5,912
Interest and dividends receivable .............................             --        397,732        834,407
Receivable for securities sold ................................             --      1,446,919             --
Receivable for daily variation margin on futures contracts ....             --             --             --
                                                                   -----------   ------------   ------------
TOTAL ASSETS ..................................................     77,673,390    426,226,115    710,262,346
                                                                   -----------   ------------   ------------
LIABILITIES:
Payable for securities purchased ..............................             --      1,818,958             --
Payable for daily variation margin on future contracts ........             --         51,800         88,800
                                                                   -----------   ------------   ------------
TOTAL LIABILITIES .............................................             --      1,870,758         88,800
                                                                   -----------   ------------   ------------
NET ASSETS ....................................................    $77,673,390   $424,355,357   $710,173,546
                                                                   ===========   ============   ============
NUMBER OF SHARES OUTSTANDING (Note 4) .........................     64,746,881    211,731,420    338,422,465
                                                                   ===========   ============   ============
NET ASSET VALUES, offering and redemption price per share .....          $1.20          $2.00          $2.10
                                                                         =====          =====          =====
COMPONENTS OF NET ASSETS:
   Paid-in capital ............................................    $76,679,245   $342,074,242   $629,221,256
   Accumulated undistributed net investment income (loss) .....      1,008,205      3,823,433      6,479,575
   Accumulated undistributed net realized gain (loss) on
     investments and futures contracts ........................        (14,060)     6,721,941      4,824,642
   Unrealized appreciation (depreciation) of investments
     and futures contracts ....................................             --     71,735,741     69,648,073
                                                                   -----------   ------------   ------------
NET ASSETS ....................................................    $77,673,390   $424,355,357   $710,173,546
                                                                   ===========   ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                    Mid-Cap
                                                                  Equity Index       Bond       Short-Term
                                                                      Fund           Fund        Bond Fund
                                                                  ------------   ------------   ------------
ASSETS:
Investments at market value
   (Cost:
   Mid-Cap Equity Index Fund -- $268,313,456
   Bond Fund -- $387,401,540
   Short-Term Bond Fund -- $32,921,431)
   (Notes 1 and 3) ............................................   $316,734,885   $390,626,744    $32,587,606
Cash ..........................................................             10             93          2,770
Interest and dividends receivable .............................        176,210      3,146,385        232,250
Receivable for securities sold ................................        232,293             --         10,889
Receivable for daily variation margin on futures contracts ....             --             --             --
                                                                  ------------   ------------   ------------
TOTAL ASSETS ..................................................    317,143,398    393,773,222     32,833,515
                                                                  ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased ..............................             --      4,439,883             --
Payable for daily variation margin on future contracts ........         75,250             --             --
                                                                  ------------   ------------   ------------
NET ASSETS ....................................................   $317,068,148   $389,333,339    $32,833,515
                                                                  ============   ============   ============
NUMBER OF SHARES OUTSTANDING (NOTE 4) .........................    208,986,886    296,365,873     31,860,613
                                                                  ============   ============   ============
NET ASSET VALUES, offering and redemption price per share .....          $1.52          $1.31          $1.03
                                                                         =====          =====          =====
COMPONENTS OF NET ASSETS:
   Paid-in capital ............................................   $259,174,005   $401,572,795    $33,037,188
   Accumulated undistributed net investment income (loss) .....      3,510,731      7,997,056        410,792
   Accumulated undistributed net realized gain (loss)
     on investments and futures contracts .....................      6,029,383    (23,461,716)      (280,640)
   Unrealized appreciation (depreciation) of investments
     and futures contracts ....................................     48,354,029      3,225,204       (333,825)
                                                                  ------------   ------------   ------------
NET ASSETS ....................................................   $317,068,148   $389,333,339    $32,833,515
                                                                  ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                                                                 Aggressive
                                                                    Mid-Term      Composite        Equity
                                                                    Bond Fund        Fund           Fund
                                                                   -----------   ------------   ------------
ASSETS:
Investments at market value
   (Cost:
   Mid-Term Bond Fund -- $71,822,058
   Composite Fund -- $238,298,624 Aggressive
   Equity Fund -- $310,774,507)
   (Notes 1 and 3) ............................................    $71,310,670   $241,146,636   $348,964,127
Cash ..........................................................          7,657          3,977             --
Interest and dividends receivable .............................        946,713        980,878        219,372
Receivable for securities sold ................................             --             --      5,425,772
                                                                   -----------   ------------   ------------
TOTAL ASSETS ..................................................     72,265,040    242,131,491    354,609,271
LIABILITIES:
Payable for securities purchased ..............................             --             --      6,576,223
                                                                   -----------   ------------   ------------
NET ASSETS ....................................................    $72,265,040   $242,131,491   $348,033,048
                                                                   ===========   ============   ============
NUMBER OF SHARES OUTSTANDING (Note 4) .........................     75,636,055    169,462,107    200,112,877
                                                                   ===========   ============   ============
NET ASSET VALUES, offering and redemption price per share .....          $0.96          $1.43          $1.74
                                                                         =====          =====          =====
COMPONENTS OF NET ASSETS:
   Paid-in capital ............................................    $71,744,130   $278,493,713   $307,102,440
   Accumulated undistributed net investment income (loss) .....      1,135,099      7,581,784        171,729
   Accumulated undistributed net realized gain (loss)
     on investments and futures contracts .....................       (102,801)   (46,792,018)     2,569,259
   Unrealized appreciation (depreciation) of investments
     and futures contracts ....................................       (511,388)     2,848,012     38,189,620
                                                                   -----------   ------------   ------------
NET ASSETS ....................................................    $72,265,040   $242,131,491   $348,033,048
                                                                   ===========   ============   ============

                                                                  Conservative     Moderate      Aggressive
                                                                   Allocation     Allocation     Allocation
                                                                      Fund           Fund           Fund
                                                                   -----------    -----------    -----------
ASSETS:
Investments at market value
   (Cost:
   Conservative Allocation Fund-- $10,169,774
   Moderate Allocation Fund -- $44,944,500
   Aggressive Allocation Fund -- $35,053,940)
   (Notes 1 and 3) ............................................    $10,286,859    $46,112,840    $36,474,058
                                                                   -----------    -----------    -----------
NET ASSETS ....................................................     10,286,859     46,112,840     36,474,058
LIABILITIES:
Payable for securities purchased ..............................             --             --             --
                                                                   -----------    -----------    -----------
NET ASSETS ....................................................    $10,286,859    $46,112,840    $36,474,058
                                                                   ===========    ===========    ===========
NUMBER OF SHARES OUTSTANDING (Note 4) .........................     10,013,667     41,124,812     29,909,811
                                                                   ===========    ===========    ===========
NET ASSET VALUES, offering and redemption price per share .....          $1.03          $1.12          $1.22
                                                                         =====          =====          =====
COMPONENTS OF NET ASSETS:
   Paid-in capital ............................................    $10,203,975    $44,979,730    $34,892,247
   Accumulated undistributed net investment income (loss) .....          1,152         22,608             --
   Accumulated undistributed net realized gain (loss)
     on investments and futures contracts .....................        (35,353)       (57,838)       161,693
   Unrealized appreciation (depreciation) of investments
     and futures contracts ....................................        117,085      1,168,340      1,420,118
                                                                   -----------    -----------    -----------
NET ASSETS ....................................................    $10,286,859    $46,112,840    $36,474,058
                                                                   ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2005 (Unaudited)

                                                                                                  Mid-Cap
                                                  Money Market   All America    Equity Index    Equity Index         Bond
                                                     Fund           Fund            Fund            Fund             Fund
                                                  ------------   -----------    ------------    ------------      ----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..................................  $        --     $ 3,217,132     $ 6,245,353     $ 2,054,117      $       --
   Interest ...................................    1,061,005         187,419         254,870         303,147       8,933,161
                                                 -----------     -----------     -----------     -----------      ----------
Total income ..................................    1,061,005       3,404,551       6,500,223       2,357,264       8,933,161
                                                 -----------     -----------     -----------     -----------      ----------
Expenses:
   Investment advisory fees (Note 2) ..........       96,953       1,068,605         439,941         186,355         937,324
   Accounting and recordkeeping expenses ......       13,504          74,177         122,101          51,689          77,089
   Shareholders reports .......................       19,442         106,799         175,798          74,420          93,672
   Custodian expenses .........................        8,633          79,230          41,316          35,631          12,005
   Directors' (independent) fees and
     expenses .................................       10,864          10,864          10,864          10,864          10,864
   Audit ......................................        2,646          14,534          23,924          10,128          12,748
   Legal and other ............................           --              --              --              --              --
                                                 -----------     -----------     -----------     -----------      ----------
Total expenses before reimbursement ...........      152,042       1,354,209         813,944         369,087       1,143,702
Expense reimbursement .........................      (55,089)       (285,604)       (374,003)       (182,732)       (206,378)
                                                 -----------     -----------     -----------     -----------      ----------
   Net Expenses ...............................       96,953       1,068,605         439,941         186,355         937,324
                                                 -----------     -----------     -----------     -----------      ----------
Net Investment Income .........................      964,052       2,335,946       6,060,282       2,170,909       7,995,837
                                                 -----------     -----------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS (Note 1):
   Net realized gain (loss) on investments
     and futures contracts:
   Net realized gain (loss) on investments ....           (4)      9,337,677       6,612,661       4,578,428        (107,615)
   Net realized gain (loss) on futures
     contracts ................................           --          56,975        (122,755)      1,014,645              --
                                                 -----------     -----------     -----------     -----------      ----------
                                                          (4)      9,394,652       6,489,906       5,593,073        (107,615)
                                                 -----------     -----------     -----------     -----------      ----------
Net unrealized appreciation (depreciation) of
  investments and futures contracts:
   Net unrealized appreciation (depreciation)
     of investments ...........................           --     (21,432,954)    (18,251,552)      4,396,535      (1,075,625)
   Net unrealized appreciation (depreciation)
     of futures contracts .....................           --        (183,075)       (398,550)       (473,750)             --
                                                 -----------     -----------     -----------     -----------      ----------
                                                          --     (21,616,029)    (18,650,102)      3,922,785      (1,075,625)
                                                 -----------     -----------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS ..........................           (4)    (12,221,377)    (12,160,196)      9,515,858      (1,183,240)
                                                 -----------     -----------     -----------     -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................  $   964,048     $(9,885,431)    $(6,099,914)    $11,686,767      $6,812,597
                                                 ===========     ===========     ===========     ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF OPERATIONS (Continued)
               For the Six Months Ended June 30, 2005 (Unaudited)

                                                                                          Aggressive
                                              Short-Term    Mid-Term        Composite       Equity
                                               Bond Fund    Bond Fund         Fund           Fund
                                              -----------   ----------    ------------    -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ................................   $     --    $       --    $  1,294,243    $ 1,471,651
   Interest .................................    467,687     1,312,939       2,385,376        165,701
                                                --------    ----------    ------------    -----------
Total income ................................    467,687     1,312,939       3,679,619      1,637,352
                                                --------    ----------    ------------    -----------
Expenses:
   Investment advisory fees (Note 2) ........     79,170       177,840         609,196      1,465,623
   Accounting and recordkeeping expenses ....     17,941        18,986          52,674         59,836
   Shareholders reports .....................      7,915        17,780          60,909         86,151
   Custodian expenses .......................     11,979         6,388          24,366         30,768
   Directors' (independent) fees and expenses     10,864        10,864          10,864         10,864
   Audit ....................................      1,077         2,420           8,289         11,724
   Legal and other ..........................         --            --              --             --
                                                --------    ----------    ------------    -----------
Total expenses before reimbursement .........    128,946       234,278         766,298      1,664,966
Expense reimbursement .......................    (49,776)      (56,438)       (157,102)      (199,343)
                                                --------    ----------    ------------    -----------
   Net Expenses .............................     79,170       177,840         609,196      1,465,623
                                                --------    ----------    ------------    -----------
Net Investment Income (Loss) ................    388,517     1,135,099       3,070,423        171,729
                                                --------    ----------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .....    (39,235)     (102,801)      4,346,267      2,825,570
Net unrealized appreciation (depreciation)
   of investments ...........................    (88,334)     (254,490)    (12,575,990)    (7,732,380)
                                                --------    ----------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ....................     (127,569)     (357,291)     (8,229,723)    (4,906,810)
                                                --------    ----------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................   $260,948    $  777,808    $ (5,159,300)   $(4,735,081)
                                                ========    ==========    ============    ===========

                                                                    Conservative     Moderate      Aggressive
                                                                     Allocation     Allocation     Allocation
                                                                        Fund           Fund           Fund
                                                                    ------------    ----------     ----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..................................................        $    --       $     --       $     --
   Interest ...................................................             --             --             --
                                                                       -------       --------       --------
Total income ..................................................             --             --             --
                                                                       -------       --------       --------
Expenses(a):
   Investment advisory fees (Note 2) ..........................             --             --             --
   Other operating expenses ...................................             --             --             --
                                                                       -------       --------       --------
Total expenses before reimbursement ...........................             --             --             --
Expense reimbursement .........................................             --             --             --
                                                                       -------       --------       --------
   Net Expenses ...............................................             --             --             --
                                                                       -------       --------       --------
Net Investment Income .........................................             --             --             --
                                                                       -------       --------       --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .......................         21,952         29,707        161,603
Net unrealized appreciation (depreciation) of investments .....         75,918        489,045        245,704
                                                                       -------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........         97,870        518,752        407,307
                                                                       -------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................        $97,870       $518,752       $407,307
                                                                       =======       ========       ========

(a) There are no other advisory or operating expenses other than those included in each of the underlying funds in which they invest.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS

                                            Money Market Fund                All America Fund               Equity Index Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004         (Unaudited)          2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..........   $    964,052    $    823,870    $  2,335,946    $   5,381,044    $  6,060,282    $  12,363,328
  Net realized gain (loss) on
    investments and
    futures contracts ............             (4)         (1,539)      9,394,652       39,617,272       6,489,906       10,900,455
  Unrealized appreciation
    (depreciation)
    of investments and
    futures contracts ............              0              49     (21,616,029)      (9,821,778)    (18,650,102)      45,078,053
                                     ------------    ------------    ------------    -------------    ------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ................        964,048         822,380      (9,885,431)      35,176,538      (6,099,914)      68,341,836
                                     ------------    ------------    ------------    -------------    ------------    -------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .....             --        (826,630)             --       (5,385,057)             --      (12,302,210)
  From capital gains .............             --              --              --      (43,759,898)             --       (2,583,414)
                                     ------------    ------------    ------------    -------------    ------------    -------------
Total distributions ..............             --        (826,630)             --      (49,144,955)             --      (14,885,624)
                                     ------------    ------------    ------------    -------------    ------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale of shares     35,143,317      43,158,736       8,286,744      112,125,241      48,803,841      266,480,179
  Dividends reinvested ...........             --         826,630              --       49,144,955              --       14,885,624
  Cost of shares redeemed ........    (36,921,201)    (39,220,075)    (31,775,697)    (181,275,410)    (54,348,559)    (230,629,440)
                                     ------------    ------------    ------------    -------------    ------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS .....     (1,777,884)      4,765,291     (23,488,953)     (20,005,214)     (5,544,718)      50,736,363
                                     ------------    ------------    ------------    -------------    ------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS ..................       (813,836)      4,761,041     (33,374,384)     (33,973,631)    (11,644,632)     104,192,575
NET ASSETS, BEGINNING
  OF PERIOD/YEAR .................     78,487,226      73,726,185     457,729,741      491,703,372     721,818,178      617,625,603
                                     ------------    ------------    ------------    -------------    ------------    -------------
NET ASSETS, END OF
  PERIOD/YEAR ....................   $ 77,673,390    $ 78,487,226    $424,355,357    $ 457,729,741    $710,173,546    $ 721,818,178
                                     ============    ============    ============    =============    ============    =============
OTHER INFORMATION:
  Shares outstanding at the
    beginning of period ..........     66,233,088      62,253,629     223,626,559      232,180,107     341,035,099      316,316,198
                                     ------------    ------------    ------------    -------------    ------------    -------------
  Shares issued ..................     29,506,345      36,282,977       4,191,992       53,041,602      23,547,193      132,943,667
  Shares issued as reinvestment
    of dividends .................             --         697,368              --       23,990,889              --        7,043,949
  Shares redeemed ................    (30,992,552)    (33,000,886)    (16,087,131)     (85,586,039)    (26,159,827)    (115,268,715)
                                     ------------    ------------    ------------    -------------    ------------    -------------
  Net increase (decrease) ........     (1,486,207)      3,979,459     (11,895,139)      (8,553,548)     (2,612,634)      24,718,901
                                     ------------    ------------    ------------    -------------    ------------    -------------
  Shares outstanding at
    the end of period ............     64,746,881      66,233,088     211,731,420      223,626,559     338,422,465      341,035,099
                                     ============    ============    ============    =============    ============    =============

                                                Mid-Cap                                                        Short-Term
                                           Equity Index Fund                    Bond Fund                       Bond Fund
                                           Money Market Fund                All America Fund                Equity Index Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004         (Unaudited)          2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..........   $  2,170,909    $  2,631,793    $  7,995,837    $ 15,628,792    $     388,517    $     765,941
  Net realized gain (loss) on
    investments and
    futures contracts ............      5,593,073      11,339,485        (107,615)        762,481          (39,235)         (32,919)
  Unrealized appreciation
    (depreciation) of investments
    and futures contracts ........      3,922,785      23,747,740      (1,075,625)       (304,025)         (88,334)        (265,873)
                                     ------------    ------------    ------------    ------------    -------------    -------------
NET INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ..............     11,686,767      37,719,018       6,812,597      16,087,248         260,9484           67,149
                                     ------------    ------------    ------------    ------------    -------------    -------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .....             --      (2,634,824)             --     (15,850,366)              --         (767,960)
  From capital gains .............             --      (6,148,832)             --              --               --               --
                                     ------------    ------------    ------------    ------------    -------------    -------------
Total distributions ..............             --      (8,783,656)             --     (15,850,366)              --         (767,960)
                                     ------------    ------------    ------------    ------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale of shares     29,316,211     126,265,303      27,432,366      71,651,883        3,892,397        9,885,481
  Dividends reinvested ...........             --       8,783,656              --      15,850,366               --          767,960
  Cost of shares redeemed ........    (18,933,403)    (85,494,947)    (13,939,434)    (67,561,068)      (2,893,693)      (7,402,225)
                                     ------------    ------------    ------------    ------------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS .....     10,382,808      49,554,012      13,492,932      19,941,181          998,704        3,251,216
                                     ------------    ------------    ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS .....................     22,069,575      78,489,374      20,305,529      20,178,063        1,259,652        2,950,405
NET ASSETS, BEGINNING OF
  PERIOD/YEAR ....................    294,998,573     216,509,199     369,027,810     348,849,747       31,573,863       28,623,458
                                     ------------    ------------    ------------    ------------    -------------    -------------
NET ASSETS, END
  OF PERIOD/YEAR .................   $317,068,148    $294,998,573    $389,333,339    $369,027,810    $  32,833,515    $  31,573,863
                                     ============    ============    ============    ============    =============    =============
OTHER INFORMATION:
  Shares outstanding at the
  beginning of period ............    201,869,864     167,002,741     285,870,568     270,545,154       30,881,978       27,741,809
                                     ------------    ------------    ------------    ------------    -------------    -------------
  Shares issued ..................     20,201,882      92,750,786      21,273,347      54,391,826        3,805,710        9,499,013
  Shares issued as reinvestment
    of dividends .................             --       6,104,563              --      12,273,170               --          750,595
  Shares redeemed ................    (13,084,860)    (63,988,226)    (10,778,042)    (51,339,582)      (2,827,075)      (7,109,439)
                                     ------------    ------------    ------------    ------------    -------------    -------------
  Net increase (decrease) ........      7,117,022      34,867,123      10,495,305      15,325,414          978,635        3,140,169
                                     ------------    ------------    ------------    ------------    -------------    -------------
  Shares outstanding at
    the end of period ............    208,986,886     201,869,864     296,365,873     285,870,568       31,860,613       30,881,978
                                     ============    ============    ============    ============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                               Mid-Term                                                        Aggressive
                                               Bond Fund                     Composite Fund                    Equity Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004         (Unaudited)          2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ...   $  1,135,099    $  2,284,280    $  3,070,423    $   6,204,916    $    171,729    $     171,729
  Net realized gain
   (loss) on investments .........       (102,801)        227,112       4,346,267        6,286,697       2,825,570        2,825,570
  Unrealized appreciation
   (depreciation) of investments..       (254,490)       (889,302)    (12,575,990)       2,938,167      (7,732,380)      (7,732,380
                                     ------------    ------------    ------------    -------------    ------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ................        777,808       1,622,090      (5,159,300)      15,429,780      (4,735,081)      (4,735,081)
                                     ------------    ------------    ------------    -------------    ------------    -------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .....             --      (2,301,912)             --       (6,213,327)             --               --
  From capital gains .............             --        (288,913)             --               --              --      (14,179,143)
                                     ------------    ------------    ------------    -------------    ------------    -------------
Total distributions ..............             --      (2,590,825)             --       (6,213,327)             --               --
                                     ------------    ------------    ------------    -------------    ------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale of shares      5,863,428      28,518,548       1,964,771        8,131,915       8,425,342       74,156,460
  Dividends reinvested ...........             --       2,590,825              --        6,213,327              --       14,179,143
  Cost of shares redeemed ........     (7,588,295)    (31,569,505)    (11,822,403)     (25,046,841)    (29,455,133)     (88,777,624)
                                     ------------    ------------    ------------    -------------    ------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS .............     (1,724,867)       (460,132)     (9,857,632)     (10,701,599)    (21,029,791)        (442,021)
                                     ------------    ------------    ------------    -------------    ------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS ..................       (947,059)     (1,428,867)    (15,016,932)      (1,485,146)    (25,764,872)       3,086,558
NET ASSETS, BEGINNING
  OF PERIOD/YEAR .................     73,212,099      74,640,966     257,148,423      258,633,569     373,797,920      370,711,362
                                     ------------    ------------    ------------    -------------    ------------    -------------
NET ASSETS, END OF
  PERIOD/YEAR ....................   $ 72,265,040    $ 73,212,099    $242,131,491    $ 257,148,423    $348,033,048    $ 373,797,920
                                     ============    ============    ============    =============    ============    =============
OTHER INFORMATION:
  Shares outstanding at
    the beginning of period ......     77,501,724      77,940,160     176,457,672      184,087,307     212,909,336      214,148,480
                                     ------------    ------------    ------------    -------------    ------------    -------------
  Shares issued ..................      6,211,185      29,502,800       1,345,236        5,739,708       5,023,723       44,202,487
  Shares issued as reinvestment
    of dividends .................             --       2,740,255              --        4,391,212              --        8,076,219
  Shares redeemed ................     (8,076,854)    (32,681,491)     (8,340,801)     (17,760,555)    (17,820,182)     (53,517,850)
                                     ------------    ------------    ------------    -------------    ------------    -------------
  Net increase (decrease) ........     (1,865,669)       (438,436)     (6,995,565)      (7,629,635)    (12,796,459)      (1,239,144)
                                     ------------    ------------    ------------    -------------    ------------    -------------
  Shares outstanding at
    the end of period ............     75,636,055      77,501,724     169,462,107      176,457,672     200,112,877      212,909,336
                                     ============    ============    ============    =============    ============    =============

                                              Conservative                      Moderate                       Aggressive
                                               Allocation                      Allocation                      Allocation
                                                  Fund                            Fund                            Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004         (Unaudited)          2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ...   $         --    $    252,499    $         --     $    987,433    $         --     $    591,931
  Net realized gain (loss)
    on investments ...............         21,952          10,466          29,707          937,822         161,603          997,371
  Unrealized appreciation
    (depreciation) of investments          75,918          62,408         489,045          382,614         245,704          636,330
                                     ------------    ------------    ------------     ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS ................         97,870         325,373         518,752        2,307,869         407,307        2,225,632
                                     ------------    ------------    ------------     ------------    ------------     ------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .....             --        (251,792)             --         (985,400)             --         (591,931)
  From capital gains .............             --         (67,084)             --       (1,032,891)             --       (1,041,552)
                                     ------------    ------------    ------------     ------------    ------------     ------------
Total distributions ..............             --        (318,876)             --       (2,018,291)             --       (1,633,483)
                                     ------------    ------------    ------------     ------------    ------------     ------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale of shares      3,167,075      10,483,014      10,715,249       46,027,147       9,231,544       25,756,150
  Dividends reinvested ...........             --         318,876              --        2,018,291              --        1,633,483
  Cost of shares redeemed ........     (1,337,980)     (5,341,171)     (2,571,858)     (25,703,974)     (2,813,046)      (9,574,761)
                                     ------------    ------------    ------------     ------------    ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS .............      1,829,095       5,460,719       8,143,391       22,341,464       6,418,498       17,814,872
                                     ------------    ------------    ------------     ------------    ------------     ------------
INCREASE (DECREASE) IN
  NET ASSETS .....................      1,926,965       5,467,216       8,662,143       22,631,042       6,825,805       18,407,021
NET ASSETS, BEGINNING
  OF PERIOD/YEAR .................      8,359,894       2,892,678      37,450,697       14,819,655      29,648,253       11,241,232
                                     ------------    ------------    ------------     ------------    ------------     ------------
NET ASSETS, END
  OF PERIOD/YEAR .................   $ 10,286,859    $  8,359,894    $ 46,112,840     $ 37,450,697    $ 36,474,058     $ 29,648,253
                                     ============    ============    ============     ============    ============     ============
OTHER INFORMATION:
  Shares outstanding at
  the beginning of period ........      8,204,622       2,857,375      33,766,624       13,680,002      24,504,532        9,637,346
                                     ------------    ------------    ------------     ------------    ------------     ------------
  Shares issued ..................      3,120,872      10,273,163       9,706,664       41,361,548       7,743,419       21,533,345
  Shares issued as reinvestment
    of dividends .................             --         322,695              --        1,877,391              --        1,391,525
  Shares redeemed ................     (1,311,827)     (5,248,611)     (2,348,476)     (23,152,317)     (2,338,140)      (8,057,684)
                                     ------------    ------------    ------------     ------------    ------------     ------------
  Net increase (decrease) ........      1,809,045       5,347,247       7,358,188       20,086,622       5,405,279       14,867,186
                                     ------------    ------------    ------------     ------------    ------------     ------------
  Shares outstanding at
    the end of period ............     10,013,667       8,204,622      41,124,812       33,766,624      29,909,811       24,504,532
                                     ============    ============    ============     ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout each of the previous five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

                                                                                      Money Market Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year ..........................   $ 1.19      $ 1.18    $ 1.19    $ 1.19    $ 1.20    $  1.19
                                                                ------      ------    ------    ------    ------    -------
Income From Investment Operations:
  Net Investment Income .....................................     0.01        0.02      0.01      0.02      0.07       0.07
  Net Realized and Unrealized Gains or
   (Losses) on Securities ...................................       --          --     (0.01)       --     (0.01)        --
                                                                ------      ------    ------    ------    ------    -------
Total From Investment Operations ............................     0.01        0.02        --      0.02      0.06       0.07
                                                                ------      ------    ------    ------    ------    -------
Less: Dividend Distributions:
  From Net Investment Income ................................       --       (0.01)    (0.01)    (0.02)    (0.07)     (0.06)
                                                                ------      ------    ------    ------    ------    -------
Total Distributions .........................................       --       (0.01)    (0.01)    (0.02)    (0.07)     (0.06)
                                                                ------      ------    ------    ------    ------    -------
Net Asset Value, End of Year ................................   $ 1.20      $ 1.19    $ 1.18    $ 1.19    $ 1.19    $  1.20
                                                                ======      ======    ======    ======    ======    =======
Total Return (%)(b) .........................................     1.23(d)     1.10      0.84      1.45      3.94       6.19

Net Assets, End of Year ($ millions) ........................       78          78        74        93        94        141
Ratio of Net Investment Income to Average Net Assets (%) ....     2.48(c)     1.12      0.90      1.48      4.12       6.17
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%) .........................................     0.39(c)     0.38      0.38      0.33      0.35       0.33
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%) .........................................     0.25(c)     0.25      0.25      0.25      0.25       0.25
Portfolio Turnover Rate(a) ..................................      N/A         N/A       N/A       N/A       N/A        N/A

                                                                                     All America Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year ..........................   $ 2.05      $ 2.12    $ 1.60    $ 2.09    $ 2.54    $  3.37
                                                                ------      ------    ------    ------    ------    -------
Income (Loss) From Investment Operations:
  Net Investment Income .....................................       --        0.02      0.01      0.03      0.02       0.03
  Net Realized and Unrealized Gains
   (Losses) on Securities ...................................    (0.05)       0.15      0.52     (0.50)    (0.46)     (0.19)
                                                                ------      ------    ------    ------    ------    -------
Total From Investment Operations ............................    (0.05)       0.17      0.53     (0.47)    (0.44)     (0.16)
                                                                ------      ------    ------    ------    ------    -------
Less Dividend Distributions:
  From Net Investment Income ................................       --       (0.02)    (0.01)    (0.02)    (0.01)     (0.02)
  From Capital Gains ........................................       --       (0.22)       --        --        --      (0.65)
                                                                ------      ------    ------    ------    ------    -------
Total Distributions .........................................       --       (0.24)    (0.01)    (0.02)    (0.01)     (0.67)
                                                                ------      ------    ------    ------    ------    -------
Net Asset Value, End of Year ................................   $ 2.00      $ 2.05    $ 2.12    $ 1.60    $ 2.09    $  2.54
                                                                ======      ======    ======    ======    ======    =======
Total Return (%)(b) .........................................    -2.08(d)     8.23     33.01    -22.38    -17.38      -4.99
Net Assets, End of Year ($ millions) ........................      424         458       492       421       604        771
Ratio of Net Investment Income to Average Net Assets (%) ....     1.09(c)     1.16      0.84      0.80      0.70       0.64
Ratio of Expenses to Average Net Assets
   Before Expense Reimbursement (%) .........................     0.63(c)     0.62      0.61      0.58      0.59       0.57
Ratio of Expenses to Average Net Assets After
  Expense Reimbursement (%) .................................     0.50(c)     0.50      0.50      0.50      0.50       0.50
Portfolio Turnover Rate (%)(a) ..............................    17.65(d)    53.03     76.73     85.27     75.93      90.00

(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Annualized.
(d) Not annualized.
N/A=Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                     Equity Index Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year ..........................  $  2.12     $  1.95   $  1.54   $  2.02   $  2.37    $ 2.88
                                                               -------     -------   -------   -------   -------    -------
 Income (Loss) From Investment Operations:
  Net Investment Income .....................................     0.02        0.05      0.03      0.03      0.03       0.06
  Net Realized and Unrealized Gains (Losses) on Securities ..    (0.04)       0.17      0.41     (0.48)    (0.31)     (0.32)
                                                               -------     -------   -------   -------   -------    -------
Total From Investment Operations ............................    (0.02)       0.22      0.44     (0.45)    (0.28)     (0.26)
                                                               -------     -------   -------   -------   -------    -------
Less Dividend Distributions:
  From Net Investment Income ................................       --       (0.04)    (0.03)    (0.03)    (0.03)     (0.03)
  From Capital Gains ........................................       --       (0.01)       --        --     (0.04)     (0.22)
                                                               -------     -------   -------   -------   -------    -------
Total Distributions .........................................       --       (0.05)    (0.03)    (0.03)    (0.07)     (0.25)
                                                               -------     -------   -------   -------   -------    -------
Net Asset Value, End of Year ................................  $  2.10     $  2.12   $  1.95   $  1.54   $  2.02    $  2.37
                                                               =======     =======   =======   =======   =======    =======
Total Return (%)(b) .........................................  -0.85(d)      10.69     28.32    -22.14    -12.17      -9.02
Net Assets, End of Year ($ millions) ........................      710         722       618       390       464        499
Ratio of Net Investment Income to Average Net Assets (%) ....     1.72(c)     1.91      1.65      1.49      1.24       1.09
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement(%) ..........................................     0.23(c)     0.22      0.21      0.20      0.22       0.20
Ratio of Expenses to Average Net Assets After Expense
  Reimburse .................................................     0.13(c)     0.13      0.13      0.13      0.13       0.13
Portfolio Turnover Rate (%)(a) ..............................     3.42(d)     4.87      0.89      7.36     10.06      10.78

                                                                                   Mid-Cap Equity Index Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year...........................  $ 1.46      $ 1.30    $ 0.97    $ 1.16    $ 1.21    $  1.11
                                                               ------      ------    ------    ------    ------    -------
Income (Loss) From Investment Operations:
  Net Investment Income......................................    0.01        0.01      0.01      0.01      0.01       0.02
  Net Realized and Unrealized Gains (Losses) on Securities...    0.05        0.19      0.33     (0.18)    (0.03)      0.17
                                                               ------      ------    ------    ------    ------    -------
Total From Investment Operations.............................    0.06        0.20      0.34     (0.17)    (0.02)      0.19
                                                               ------      ------    ------    ------    ------    -------
Less Dividend Distributions:
  From Net Investment Income.................................      --       (0.01)    (0.01)       --     (0.01)     (0.01)
  From Capital Gains.........................................      --       (0.03)       --     (0.02)    (0.02)     (0.08)
                                                               ------      ------    ------    ------    ------    -------
Total Distributions..........................................      --       (0.04)    (0.01)    (0.02)    (0.03)     (0.09)
                                                               ------      ------    ------    ------    ------    -------
Net Asset Value, End of Year.................................  $ 1.52      $ 1.46    $ 1.30    $ 0.97    $ 1.16    $  1.21
                                                               ======      ======    ======    ======    ======    =======
Total Return (%)(b)..........................................    3.82(d)    16.28     35.23    -15.24     -1.06      16.69
Net Assets, End of Year ($ millions).........................     317         295       217       114       112         95
Ratio of Net Investment Income to Average Net Assets (%).....    1.46(c)     1.08      1.06      1.00      1.13       1.65
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%)..........................................    0.25(c)     0.24      0.22      0.25      0.25       0.28
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%) .........................................    0.13(c)     0.13      0.13      0.13      0.13       0.13
Portfolio Turnover Rate (%)(a)...............................    5.93(d)    15.73      7.87     28.11     34.78      50.10

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c)   Annualized.
(d)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                           Bond Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year ..........................   $1.29       $1.29     $1.27     $1.30     $1.31      $1.30
                                                                -----       -----     -----     -----     -----      -----
Income From Investment Operations:
  Net Investment Income .....................................    0.02        0.06      0.07      0.09      0.13       0.15
  Net Realized and Unrealized Gains or (Losses) on
  Securities ................................................      --          --      0.02     (0.01)    (0.01)     (0.04)
                                                                -----       -----     -----     -----     -----      -----
Total From Investment Operations ............................    0.02        0.06      0.09      0.08      0.12       0.11
                                                                -----       -----     -----     -----     -----      -----
Less Dividend Distributions:
  From Net Investment Income ................................      --       (0.06)    (0.07)    (0.08)    (0.13)     (0.10)
  From Capital Gains ........................................      --          --        --     (0.03)       --         --
                                                                -----       -----     -----     -----     -----      -----
Total Distributions .........................................      --       (0.06)    (0.07)    (0.11)    (0.13)     (0.10)
                                                                -----       -----     -----     -----     -----      -----
Net Asset Value, End of Year ................................   $1.31       $1.29     $1.29     $1.27     $1.30      $1.31
                                                                =====       =====     =====     =====     =====      =====
Total Return (%)(b) .........................................   1.77(d)      4.61      6.73      6.75      8.73       8.86
Net Assets, End of Year ($ millions) ........................    389          369       349       437       404        513
Ratio of Net Investment Income to Average Net Assets (%) ....   4.27(c)      4.44      5.10      6.38      7.19       7.40
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%) .........................................   0.61(c)      0.59      0.60      0.57      0.58       0.57
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%) .........................................   0.50(c)      0.50      0.50      0.50      0.50       0.50
Portfolio Turnover Rate (%)(a) ..............................   5.68(d)     35.12     72.09     76.91      9.25      18.42

                                                                                     Short-Term Bond Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year...........................   $1.02       $1.03     $1.05     $1.03     $1.01     $0.99
                                                                -----       -----    -----      -----     -----     -----
Income From Investment Operations:
  Net Investment Income......................................    0.01        0.03      0.04      0.03      0.06      0.09
  Net Realized and Unrealized Gains or (Losses) on
  Securities.................................................     --        (0.01)    (0.02)     0.02      0.02     (0.01)
                                                                -----       -----    -----      -----     -----     -----
Total From Investment Operations.............................    0.01        0.02      0.02      0.05      0.08      0.08
                                                                -----       -----    -----      -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income.................................     --        (0.03)   (0.04)     (0.03)    (0.06)    (0.06)
  From Capital Gains.........................................     --          --        --        --        --        --
                                                                -----       -----    -----      -----     -----     -----
Total Distributions..........................................     --        (0.03)   (0.04)     (0.03)    (0.06)    (0.06)
                                                                -----       -----    -----      -----     -----     -----
Net Asset Value, End of Year.................................   $1.03       $1.02    $1.03      $1.05     $1.03     $1.01
                                                                =====       =====    =====      =====     =====     =====
Total Return (%)(b)..........................................    0.80(d)     1.56     1.74       5.05      7.45      7.78
Net Assets, End of Year ($ millions).........................      33          32       29         38        16        12
Ratio of Net Investment Income to Average Net Assets (%).....    2.45(c)     2.57     2.88       4.19      5.79      6.10
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%)..........................................    0.81(c)     0.83     0.82       0.79      0.77      0.72
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%)                                              0.50(c)     0.50     0.50       0.50      0.50      0.50
Portfolio Turnover Rate (%)(a)...............................   19.22(d)    31.87    70.34      38.75     60.13     45.01

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c)   Annualized.
(d)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                      Mid-Term Bond Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year...........................   $0.94       $0.96     $0.98     $0.91     $0.85     $0.87
                                                                -----       -----     -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income......................................    0.02        0.02      0.03      0.03      0.03      0.08
  Net Realized and Unrealized Gains or (Losses) on
  Securities.................................................      --       (0.01)       --      0.07      0.06     (0.05)
                                                                -----       -----     -----     -----     -----     -----
Total From Investment Operations.............................    0.02        0.01      0.03      0.10      0.09      0.03
                                                                -----       -----     -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income.................................      --       (0.03)    (0.04)    (0.03)    (0.03)    (0.05)
  From Capital Gains.........................................      --         --      (0.01)       --        --        --
                                                                -----       -----     -----     -----     -----     -----
Total Distributions..........................................      --       (0.03)    (0.05)    (0.03)    (0.03)    (0.05)
Net Asset Value, End of Year.................................   $0.96       $0.94     $0.96     $0.98     $0.91     $0.85
                                                                =====       =====     =====     =====     =====     =====
Total Return (%)(b)..........................................    1.14(d)     2.26      2.76      9.66     10.44      4.85
Net Assets, End of Year ($ millions).........................      72          73        75        88        44        14
Ratio of Net Investment Income to Average Net Assets (%).....    3.19(c)     3.25      3.23      4.11      5.16      6.26
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%)..........................................    0.66(c)     0.65      0.64      0.62      0.68      0.70
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%)                                              0.50(c)     0.50      0.50      0.50      0.50      0.50
Portfolio Turnover Rate (%)(a)...............................    9.42(d)    27.23     41.55    106.79      6.38     10.57

                                                                                        Composite Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year...........................   $1.46       $1.40     $1.22     $1.37     $1.60      $1.91
                                                                -----       -----     -----     -----     -----      -----
Income (Loss) From Investment Operations:
  Net Investment Income......................................    0.02        0.04      0.03      0.02      0.06       0.10
  Net Realized and Unrealized Gains (Losses) on Securities...   (0.05)       0.06      0.18     (0.13)    (0.23)     (0.11)
                                                                -----       -----     -----     -----     -----      -----
Total From Investment Operations.............................   (0.03)       0.10      0.21     (0.11)    (0.17)     (0.01)
                                                                -----       -----     -----     -----     -----      -----
Less Dividend Distributions:
  From Net Investment Income.................................      --       (0.04)    (0.03)    (0.02)    (0.04)     (0.07)
  From Capital Gains.........................................      --          --        --     (0.02)    (0.02)     (0.23)
                                                                -----       -----     -----     -----     -----      -----
Total Distributions..........................................      --       (0.04)    (0.03)    (0.04)    (0.06)     (0.30)
                                                                -----       -----     -----     -----     -----      -----
Net Asset Value, End of Year.................................   $1.43       $1.46     $1.40     $1.22     $1.37      $1.60
                                                                =====       =====     =====     =====     =====      =====
Total Return (%)(b)..........................................   -1.95(d)     6.34     18.23     -7.51    -11.00      -0.53
Net Assets, End of Year ($ millions).........................     242         257       259       225       272        341
Ratio of Net Investment Income to Average Net Assets (%).....    2.52(c)     2.46      2.59      3.37      3.64       3.36
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%)..........................................    0.63(c)     0.61      0.63      0.58      0.59       0.57
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%)                                              0.50(c)     0.50      0.50      0.50      0.50       0.50
Portfolio Turnover Rate (%)(a)...............................   74.51(d)    94.56    177.43    204.99    248.42     161.01

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c)   Annualized.
(d)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                    Aggressive Equity Fund
                                                             --------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                              June 30,                   Years Ended December 31,
                                                                 2005       -----------------------------------------------
                                                             (Unaudited)     2004      2003      2002      2001       2000
                                                             -----------    ------    ------    ------    ------    -------
Net Asset Value, Beginning of Year...........................   $1.76       $1.73     $1.24     $1.56     $1.76      $2.16
                                                                -----       -----     -----     -----     -----      -----
Income (Loss) From Investment Operations:
  Net Investment Income (Loss)...............................      --          --     (0.01)       --        --       0.01
  Net Realized and Unrealized Gains (Losses) on Securities...   (0.02)       0.10      0.50     (0.32)    (0.19)     (0.04)
                                                                -----       -----     -----     -----     -----      -----
Total From Investment Operations.............................   (0.02)       0.10      0.49     (0.32)    (0.19)     (0.03)
                                                                -----       -----     -----     -----     -----      -----
Less Dividend Distributions:
  From Net Investment Income.................................      --          --        --        --     (0.01)     (0.01)
  From Capital Gains.........................................      --       (0.07)       --        --        --      (0.36)
                                                                -----       -----     -----     -----     -----      -----
Total Distributions..........................................      --       (0.07)       --        --     (0.01)     (0.37)
                                                                -----       -----     -----     -----     -----      -----
Net Asset Value, End of Year.................................   $1.74       $1.76     $1.73     $1.24     $1.56      $1.76
                                                                =====       =====     =====     =====     =====      =====
Total Return (%)(b)..........................................   -0.94(d)     5.42     39.37    -20.46    -10.62      -1.16
Net Assets, End of Year ($ millions).........................     348         374       371       238       295        309
Ratio of Net Investment Income to Average Net Assets (%).....    0.10(c)    -0.12     -0.48     -0.13      0.18       0.61
Ratio of Expenses to Average Net Assets Before Expense
  Reimbursement (%)..........................................    0.97(c)     0.95      0.94      0.92      0.94       0.92
Ratio of Expenses to Average Net Assets After Expense
  Reimbursement (%)                                              0.85(c)     0.85      0.85      0.85      0.85       0.85
Portfolio Turnover Rate (%)(a)...............................   19.38(d)   144.47    200.77    204.53    221.49     162.44

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c)   Annualized.
(d)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                  Conservative Allocation Fund        Moderate Allocation Fund        Aggressive Allocation Fund
                                  ------------------------------   ------------------------------   ------------------------------
                                  Six Months                       Six Months                       Six Months
                                    Ended                            Ended                             Ended
                                   June 30,                         June 30,                         June 30,
                                     2005                             2005                             2005
                                  (Unaudited)    2004    2003(b)   (Unaudited)    2004    2003(b)   (Unaudited)    2004    2003(b)
                                  -----------    ----    -------   -----------    ----    -------   -----------    ----    -------
Net Asset Value, Beginning of
  Year/Period .................... $ 1.02      $ 1.01    $ 1.00       $ 1.11     $ 1.08   $ 1.00      $ 1.21      $ 1.17   $ 1.00
                                   ------      ------    ------       ------     ------   ------      ------      ------   ------
Income From Investment
  Operations:
  Net Investment Income ..........     --        0.03      0.01           --       0.03     0.01          --        0.02     0.03
  Net Realized and Unrealized
    Gains on Securities ..........   0.01        0.02      0.01         0.01       0.06     0.11        0.01        0.09     0.17
                                   ------      ------    ------       ------     ------   ------      ------      ------   ------
Total From Investment
  Operations .....................   0.01        0.05      0.06         0.01       0.09     0.12        0.01        0.11     0.20
                                   ------      ------    ------       ------     ------   ------      ------      ------   ------
Less Dividend Distributions:
  From Net Investment Income .....     --       (0.03)    (0.01)          --      (0.03)   (0.01)         --       (0.03)   (0.01)
  From Capital Gains .............     --       (0.01)    (0.04)          --      (0.03)   (0.03)         --       (0.04)   (0.02)
                                   ------      ------    ------       ------     ------   ------      ------      ------   ------
Total Distributions ..............     --       (0.04)    (0.05)          --      (0.06)   (0.04)         --       (0.07)   (0.03)
                                   ------      ------    ------       ------     ------   ------      ------      ------   ------
Net Asset Value, End of
  Year/Period .................... $ 1.03      $ 1.02    $ 1.01       $ 1.12     $ 1.11   $ 1.08      $ 1.22      $ 1.21   $ 1.17
                                   ======      ======    ======       ======     ======   ======      ======      ======   ======
Total Return (%) .................   0.82(c)     4.72      5.32(c)      1.10(c)    8.27    11.73(c)     0.79(c)     9.92    19.27(c)
Net Assets, End of Year/Period
  ($ millions) ...................     10           8         3           46         37       15          36       30       11
Ratio of Expenses to Average
  Net Assets (%)(e) ..............   0.00(d)     0.00      0.00(d)      0.00(d)    0.00     0.00(d)     0.00(d)     0.00     0.00(d)
Ratio of Net Investment Income
  to Average Net Assets (%) ......   0.00(d)     4.51      8.59(d)      0.00(d)    3.81     8.85(d)     0.00(d)     2.98     6.48(d)
Portfolio Turnover Rate (%)(a) ...  15.28(c)    92.83     66.44(c)      7.33(c)    99.2    18.44(c)     9.73(d)    48.24    26.92(c)

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b)   Commenced operations May 20, 2003.
(c)   Not annualized.
(d)   Annualized.
(e)   Excludes expenses of the underlying funds.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2005, there were twelve Funds: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund; a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"), each of which began operations on May 20, 2003.

      Investment Company shares are issued to Mutual of America Life, and on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

            The Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

            Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporate both dealer supplied valuations and analytical modeling techniques which consider factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

            Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are stated at market value.

      Investment Transactions -- Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Each of the Allocation Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect three different approaches to asset allocation based on risk tolerance.

      The Allocation Funds invest in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

   Conservative Allocation: Equity Index (25%), Bond (30%),
                            Mid-Term Bond (30%), Short-Term Bond (15%).

   Moderate Allocation:     Equity Index (35%), Bond (30%),
                            Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

   Aggressive Allocation:   Equity Index (45%), Bond (25%),
                            Mid-Cap Equity Index (20%), Aggressive Equity (10%).

      Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

      Investment   Income  --  Interest   income,   accretion  of  discount  and
amortization of premium are recorded daily on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Distributions to Shareholders ("Dividends") -- Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Federal Income Taxes -- Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      At  June  30,  2005,   certain  funds  had  the  following   capital  loss
carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations:

                                                                          Mid-Cap
                               Money      All America   Equity Index   Equity Index      Bond
Expiring on December 31,    Market Fund      Fund           Fund           Fund          Fund
------------------------    -----------   -----------   ------------   ------------    -----------
2005....................       $ 3,447            $ 0            $ 0            $ 0    $         0
2006....................         2,238              0              0              0              0
2007....................         1,434              0              0              0              0
2008....................         5,103              0              0              0              0
2009....................             0              0              0              0              0
2010....................           295              0              0              0              0
2011....................             0              0              0              0     23,117,159
2012....................         1,539              0              0              0        171,798
2013....................             4              0              0              0        172,759
                               -------            ---            ---            ---    -----------
  Total.................       $14,060            $ 0            $ 0            $ 0    $23,461,716
                               =======            ===            ===            ===    ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

                                                                                   Conservative   Moderate   Aggressive
                           Short-Term    Mid-Term                     Aggressive    Allocation   Allocation  Allocation
Expiring on December 31     Bond Fund    Bond Fund   Composite Fund   Equity Fund      Fund         Fund        Fund
-----------------------     ---------    ---------   --------------   -----------  ------------  ----------  ----------
2005...................      $      0          $ 0     $        0             $ 0          $ 0         $ 0        $ 0
2006...................             0            0              0               0            0           0          0
2007...................        73,348            0              0               0            0           0          0
2008...................           101            0              0               0            0           0          0
2009...................             0            0     25,935,694               0            0           0          0
2010...................             0            0     20,417,938               0            0           0          0
2011...................       111,136            0              0               0            0           0          0
2012 ..................        56,820            0              0               0            0           0          0
2013...................        39,235            0              0               0            0           0          0
                             --------          ---    -----------             ---          ---         ---        ---
Total..................      $280,640          $ 0    $46,353,632             $ 0          $ 0         $ 0        $ 0
                             ========          ===    ===========             ===          ===         ===        ===

2. Expenses

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

      Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      The Adviser contractually limits the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. This expense limitation remains in effect through 2005 and continues into the successive calendar years unless the Adviser gives adequate notice to terminate or modify its expense limitation policy.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2005 were as follows:

                                                                          Mid-Cap
                                           All America   Equity Index   Equity Index      Bond
                                              Fund           Fund           Fund          Fund
                                           -----------   ------------   ------------   -----------
Cost of investment purchases............   $73,585,714    $40,861,908   $ 36,087,851   $43,108,412
                                           ===========    ===========   ============   ===========
Proceeds from sales of investments......   $88,968,048    $23,503,665   $ 16,440,541   $19,698,097
                                           ===========    ===========   ============   ===========

                                           Short-Term      Mid-Term       Composite    Aggressive
                                            Bond Fund      Bond Fund        Fund       Equity Fund
                                           -----------   ------------   ------------   -----------
Cost of investment purchases............   $ 8,099,308    $ 7,681,555   $180,141,345   $65,390,331
                                           ===========    ===========   ============   ===========
Proceeds from sales of investments......   $ 5,909,568    $ 6,567,002   $192,460,345   $89,296,413
                                           ===========    ===========   ============   ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. PURCHASES AND SALES (CONTINUED)

                                         Conservative        Moderate        Aggressive
                                       Allocation Fund   Allocation Fund   Allocation Fund
                                       ---------------   ---------------   ---------------
Cost of investment purchases .........   $ 3,257,689       $11,179,249       $ 9,690,071
                                         ===========       ===========       ===========
Proceeds from sales of investments ...   $ 1,428,593       $ 3,035,858       $ 3,271,572
                                         ===========       ===========       ===========

      The cost of short-term security purchases for the Money Market Fund for the period was $1,139,956,031; net proceeds from sales and redemptions for the period were $1,141,829,283.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2005 for each of the funds were as follows:

                                                                                Mid-Cap
                                    Money      All America    Equity Index    Equity Index        Bond        Short-Term
                                 Market Fund      Fund            Fund            Fund            Fund         Bond Fund
                                 -----------   -----------    ------------    ------------    ------------    -----------
Unrealized Appreciation .....   $         0   $103,974,835    $134,184,645    $ 67,402,680    $  8,145,257    $    33,574
Unrealized Depreciation .....             0    (35,145,652)    (68,118,694)    (22,449,482)     (4,920,053)      (367,399)
                                -----------   ------------    ------------    ------------    ------------    -----------
  Net .......................   $         0   $ 68,829,183    $ 66,065,951    $ 44,953,198    $  3,225,204    $  (333,825)
                                ===========   ============    ============    ============    ============    ===========
Cost of Investments .........   $77,671,508   $355,552,281    $643,356,076    $271,781,687    $387,401,540    $32,921,431
                                ===========   ============    ============    ============    ============    ===========

                                  Mid-Term      Composite     Aggressive     Conservative       Moderate        Aggressive
                                 Bond Fund        Fund        Equity Fund   Allocation Fund  Allocation Fund  Allocation Fund
                                -----------   ------------   ------------   ---------------  ---------------  ---------------
Unrealized Appreciation .....   $   227,953   $  7,529,129   $ 56,559,766    $   122,874      $  1,234,440     $ 1,420,118
Unrealized Depreciation .....      (739,341)    (5,119,503)   (18,704,818)       (44,026)         (176,483)        (85,681)
                                -----------   ------------   ------------    -----------      ------------     -----------
  Net .......................   $  (511,388)  $  2,409,626   $ 37,854,948    $    78,848      $  1,057,957     $ 1,334,437
                                ===========   ============   ============    ===========      ============     ===========
Cost of Investments .........   $71,822,058   $238,737,010   $311,109,179    $10,208,011      $ 45,054,883     $35,139,621
                                ===========   ============   ============    ===========      ============     ===========

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2005, shares authorized were allocated into the twelve series of Funds as follows:

                                                        Authorized No. of Shares
                                                        ------------------------
Money Market Fund......................................        175,000,000
All America Fund.......................................        500,000,000
Equity Index Fund......................................        500,000,000
Mid-Cap Equity Index Fund..............................        300,000,000
Bond Fund..............................................        450,000,000
Short-Term Bond Fund...................................         50,000,000
Mid-Term Bond Fund.....................................        125,000,000
Composite Fund.........................................        300,000,000
Aggressive Equity Fund.................................        500,000,000
Conservative Allocation Fund...........................        100,000,000
Moderate Allocation Fund...............................        100,000,000
Aggressive Allocation Fund.............................        100,000,000
                                                             -------------
  Sub-Total............................................      3,200,000,000
Shares to be allocated at the discretion of the
   Board of Directors
  (see Note 6, "Subsequent Event").....................        300,000,000
                                                             -------------
  Total................................................      3,500,000,000
                                                             =============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. DIVIDENDS

      No 2005 dividends were declared or paid as of June 30, 2005. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations. On December 31, 2004, dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2003 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2004. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2004 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2004 were as follows:

                                                                                      Mid-Cap
                                       Money        All America     Equity Index    Equity Index       Bond
                                    Market Fund        Fund            Fund             Fund           Fund
                                    -----------     -----------     ------------    ------------    -----------
Ordinary Income (a) ............     $826,630       $14,478,027     $12,302,210     $ 2,781,048     $15,850,366
Long-term capital gains (b) ....     $      0       $34,666,928     $ 2,583,414     $ 6,002,608     $         0

                                    Short-Term        Mid-Term       Composite       Aggressive
                                    Bond Fund        Bond Fund          Fund        Equity Fund
                                    ----------      -----------     -----------     ------------
Ordinary Income (a) ............     $767,960       $ 2,396,579     $ 6,213,327     $13,230,947
Long-term capital gains (b) ....     $      0       $   194,246     $         0     $   948,196

                                    Conservative     Moderate       Aggressive
                                     Allocation     Allocation      Allocation
                                        Fund           Fund            Fund
                                    -----------     ----------      -----------
Ordinary Income (a) ............     $  304,197     $1,870,967      $1,419,081
Long-term capital gains (b) ....     $   14,679     $  147,324      $  214,402

----------
Notes:
No distribution paid during 2004 constituted a return of capital for Federal income tax purposes.
(a) Includes distributions from Fund-level net short-term capital gains.
(b) To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

      As  of  June  30,  2005,   undistributed   net  income  and  undistributed
accumulated gain (loss) on a tax basis were as follows:

                                          Money                                      Mid-Cap
                                         Market      All America    Equity Index      Equity         Bond          Short-Term
                                          Fund           Fund           Fund        Index Fund       Fund           Bond Fund
                                       ----------    ------------   ------------   ------------   ------------    ------------
Accumulated undistributed net
  investment income ................   $1,008,205    $  5,543,988   $  6,479,575   $  5,396,152   $  7,997,056    $    410,792
Accumulated net realized gain/(loss)
  on investments and
  futures contracts ................   $  (14,060)   $  7,907,944   $  8,406,764   $  7,571,753   $(23,461,716)   $   (280,640)
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts ............   $        0    $ 68,829,183   $ 66,065,951   $ 44,953,198   $  3,225,204    $   (333,825)

                                                                                   Conservative     Moderate       Aggressive
                                        Mid-Term       Composite     Aggressive     Allocation     Allocation      Allocation
                                       Bond Fund         Fund        Equity Fund       Fund           Fund            Fund
                                       ----------    ------------   ------------   ------------   ------------    ------------
Accumulated undistributed net
investment income ..................   $1,135,099    $  7,581,784   $    171,729   $      5,682   $     49,161    $          0
Accumulated net realized gain/(loss)
  on investments and
  futures contracts ................   $ (102,792)   $(46,353,632)  $  2,903,931   $     (6,176)  $       (561)   $    247,374
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts ............   $ (511,388)   $  2,409,626   $ 37,854,948   $     78,848   $  1,057,957    $  1,334,437

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. DIVIDENDS (CONTINUED)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

      During the year ended December 31, 2004, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                                                   Mid-Cap
                                                      Money         All America   Equity Index   Equity Index       Bond
                                                   Market Fund         Fund           Fund           Fund           Fund
                                                   -----------      -----------   ------------   ------------     ---------
Accumulated undistributed net
  investment income ..........................      $       0       $(585,559)      $       0      $       0      $       0
Accumulated undistributed net realized
  gains (loss) on investments and futures
  contracts ..................................             81         585,540               0              0              0
                                                    ---------       ---------       ---------      ---------      ---------
Paid in capital ..............................      $     (81)      $      19       $       0      $       0      $       0
                                                    =========       =========       =========      =========      =========

                                                 Short-Term       Mid-Term        Composite      Aggressive
                                                  Bond Fund       Bond Fund         Fund         Equity Fund
                                                 ----------       ---------       ---------      -----------
Accumulated undistributed net
  investment income ...........................    $    0         $(29,547)        $    0       $    425,021
Accumulated net realized gain (loss) on
  investments and futures contracts ...........         0           36,798            (44)        13,230,947
                                                   ------         --------         ------       ------------
Paid in capital ...............................    $    0         $ (7,251)        $   44       $(13,655,968)
                                                   ======         ========         ======       ============

                                               Conservative      Moderate       Aggressive
                                                Allocation      Allocation      Allocation
                                                   Fund            Fund            Fund
                                               ------------     ----------      ----------
Accumulated undistributed net
  investment income ........................     $ (1,486)       $  5,050        $(12,089)
Accumulated net realized gain (loss) on
  investments and futures contracts ........        1,486          (5,105)         12,089
                                                 --------        --------        --------
  paid in capital ..........................     $      0        $     55        $      0
                                                 ========        ========        ========

      These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

6. SUBSEQUENT EVENT

      On July 1,2005, the Investment Company opened three new Funds, a Mid Cap Value Fund, a Small Cap Value Fund and a Small Cap Growth Fund, which became available for investment by Mutual of America Life separate accounts on that date. Also on that date, the Investment Company's Board of Directors allocated 30,000,000 previously unallocated shares to the new funds (10,000,000 shares to each fund). As a result, effective on July 1, 2005, 270,000,000 Investment Company shares remain unallocated.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

      Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2005 (except for the Money Market Fund). The Investment Company files complete schedules of Fund portfolio holdings (including the Money Market
Fund) with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

      A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

      Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

      The Board of Directors of the Investment Company has renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interests of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

      The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price and not on the basis of any research that they may provide. The Adviser receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

      The Board considered the short- and long-term performance of the Funds through December 31, 2004. The vast majority of the Funds' demonstrated performance before expenses that was above or at their benchmarks, when considering minimal tracking error. Recent performance, especially, has shown a significant enhancement due to changes made in the Adviser's investment process and personnel.

Cost

      The Board compared the advisory fees charged by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. The Adviser's fees have not increased since the advisory agreement originally went into effect a number of years ago. In addition, under a written agreement, for the past three years the Adviser has reimbursed the Investment Company for its expenses, other than extraordinary expenses, over and above the advisory fee. Finally, a review of the Adviser's financial statements indicates that the Adviser has not earned excessively high profits from the fees it has been paid by the Investment Company.

Economies of Scale

      The Board concluded that the reasonableness of the Adviser's fees obviates the need for asset-level breakpoints. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts that it realizes from volume increases.

Subadvisory Agreement

      The Board also renewed the subadvisory agreement with Oak Associates as the manager of the large cap growth portion of the All America Fund. The Board's action was based on similar criteria as enumerated above for the overall investment advisory agreement with the Adviser. This subadvisory agreement was subsequently terminated on July 28, 2005. On that date, the Adviser assumed sole responsibility for the management of all of the Investment Company's Funds.

                                MUTUAL OF AMERICA
                                LIFE INSURANCE COMPANY

                                320 PARK AVENUE
                                NEW YORK, NY 10022-6839

                                www.mutualofamerica.com

ITEM 2.  CODE OF ETHICS.

         Item not applicable to semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Item not applicable to semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Item not applicable to semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Schedule I - Investments in Securities in Unaffiliated Issuers follows:

                MUTUAL OF AMERICA CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                                                                 Face
                                                Rating*         Rate(%)        Maturity         Amount($)        Value($)
                                                -------         -------        --------         ---------        --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (52.9%)
FHLB                                             AAA             3.00          07/06/05        2,000,000        1,999,161
FHLB                                             AAA             3.04          07/20/05       13,000,000       12,979,098
FHLB                                             AAA             3.09          07/22/05          300,000          299,457
FHLMC                                            AAA             3.00          07/05/05        7,812,000        7,809,388
FHLMC                                            AAA             3.02          07/05/05          880,000          879,704
FHLMC                                            AAA             3.05          07/11/05          304,000          303,742
FHLMC                                            AAA             3.03          07/19/05        1,000,000          998,482
FNMA                                             AAA             3.00          07/06/05        2,429,000        2,427,986
FNMA                                             AAA             3.05          07/13/05        4,708,000        4,703,198
FNMA                                             AAA             3.09          07/20/05        8,139,000        8,125,678
FNMA                                             AAA             3.26          08/17/05          597,000          594,458
                                                                                                           --------------
                                                                                                               41,120,352
                                                                                                           --------------
COMMERCIAL PAPER (47.1%)
Archer Daniels Midland                           A1/P1           3.33          07/01/05          250,000          250,000
American Express Credit Corp.                    A1/P1           3.08          07/08/05        2,300,000        2,298,616
Becton Dickinson & Co.                           A1/P1           3.07          07/14/05        2,300,000        2,297,445
Caterpillar, Inc.                                A1/P1           3.20          07/08/05        1,700,000        1,698,942
Caterpillar, Inc.                                A1/P1           3.03          07/01/05          639,000          639,000
Coca-Cola Enterprises                            A1/P1           3.25          08/02/05        1,100,000        1,096,822
Coca-Cola Enterprises                            A1/P1           3.13          07/06/05        1,200,000        1,199,478
Colgate-Palmolive Co.                            A1+/P1          3.25          08/01/05        1,077,000        1,073,985
Emerson Electric                                 A1/P1           3.18          07/19/05          736,000          734,829
General Electric Capital Corp.                   A1+/P1          3.22          07/15/05        1,117,000        1,115,600
General Electric Capital Corp.                   A1+/P1          3.29          08/01/05        1,066,000        1,062,980
Gillette Company                                 A1+/P1          3.34          07/01/05        2,300,000        2,300,000
Hershey Foods Corp.                              A1/P1           3.10          07/18/05          800,000          798,825
IBM Credit Corp.                                 A1/P1           3.20          07/08/05        1,650,000        1,648,973
Kimberly-Clark Worldwide                         A1+/P1          3.10          07/08/05          831,000          830,498
Medtronic, Inc.                                  A1+/P1          3.20          07/14/05        2,300,000        2,297,340
National Rural Utilities                         A1/P1           3.12          07/13/05          728,000          727,242
National Rural Utilities                         A1/P1           3.25          07/18/05          279,000          278,572
Nestle Capital Corp.                             A1+/P1          3.04          07/06/05        1,560,000        1,559,340
Nestle Capital Corp.                             A1+/P1          3.04          07/11/05          740,000          739,373
Novartis Finance Corp.                           A1+/P1          3.25          07/07/05        2,300,000        2,298,754
Pitney Bowes Co.                                 A1/P1           3.20          07/05/05        1,294,000        1,293,540
Procter & Gamble Co.                             A1+/P1          3.07          07/19/05        1,500,000        1,497,690
PepsiCo, Inc.                                    A1/P1           3.00          07/01/05        2,300,000        2,300,000
Sherwin-Williams                                 A1/P1           3.27          07/20/05        1,250,000        1,247,842
Sherwin-Williams                                 A1/P1           3.16          07/12/05          500,000          499,517
Sherwin-Williams                                 A1/P1           3.13          07/07/05          467,000          466,756
XTRA, Inc.                                       A1+/P1          3.15          07/05/05        1,300,000        1,299,545
XTRA, Inc.                                       A1+/P1          3.13          07/05/05        1,000,000          999,652
                                                                                                           --------------
                                                                                                               36,551,156
                                                                                                           --------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $77,671,508) 100.0%                                                   $77,671,508
                                                                                                           ==============


----------

* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations:     FHLB = Federal Home Loan Bank
                   FHLMC = Federal Home Loan Mortgage Corporation
                   FNMA = Federal National Mortgage Association

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.                            5,113          308,314
Alcoa, Inc.                                              19,451          508,255
Allegheny Technologies, Inc.                              2,002           44,164
Ball Corp.                                                2,457           88,354
Bemis Co.                                                 2,390           63,431
Dow Chemical Co.                                         21,438          954,634
Du Pont (E.I.) de Nemours & Co.                          22,215          955,467
Eastman Chemical Co.                                      1,792           98,829
Ecolab, Inc.                                              4,907          158,791
Engelhard Corp.                                           2,690           76,800
Freeport-McMoran Copper Cl B                              4,007          150,022
Georgia-Pacific (Timber Group)                            5,802          184,504
Great Lakes Chemical Corp.                                1,161           36,537
Hercules, Inc.*                                           2,519           35,644
International Paper Co.                                  10,939          330,467
Intl. Flavors & Fragrances                                1,968           71,281
Louisiana-Pacific Corp.                                   2,472           60,762
MeadWestvaco Corp.                                        4,157          116,562
Monsanto Co.                                              5,981          376,025
Newmont Mining Corp. Holding Co.                          9,945          388,153
Nucor Corp.                                               3,573          163,000
PPG Industries, Inc.                                      3,828          240,245
Pactiv Corp.*                                             3,328           71,818
Phelps Dodge Corp.                                        2,161          199,893
Praxair, Inc.                                             7,214          336,172
Rohm & Haas Co.                                           4,304          199,447
Sealed Air Corp.*                                         1,867           92,958
Sigma-Aldrich Corp.                                       1,530           85,741
Temple-Inland, Inc.                                       2,776          103,128
United States Steel Group                                 2,547           87,540
Vulcan Materials Co.                                      2,277          147,982
Weyerhaeuser Co.                                          5,462          347,656
                                                                  --------------
                                                                       7,082,576
                                                                  --------------
CONSUMER, CYCLICAL (6.4%)
eBay, Inc.*                                              27,093          894,340
AutoZone, Inc.*                                           1,464          135,361
Autonation, Inc.*                                         4,980          102,190
Bed Bath & Beyond, Inc.*                                  6,589          275,288
Best Buy Co., Inc.                                        6,658          456,406
Big Lots, Inc.*                                           2,535           33,563
Black & Decker Corp.                                      1,782          160,113
Brunswick Corp.                                           2,165           93,788
Carnival Corp.                                           11,753          641,126
Centex Corp.                                              2,853          201,622
Circuit City Group, Inc.                                  4,266           73,759
Clear Channel Communications*                            11,372          351,736
Coach, Inc.*                                              8,411          282,357
Comcast Corp. Cl A*                                      49,187        1,510,041
Cooper Tire & Rubber Co.                                  1,419           26,351
Dana Corp.                                                3,351           50,299
Darden Restaurants, Inc.                                  3,249          107,152
Delphi Corporation                                       12,516           58,199
Dillard's, Inc. Cl A                                      1,597           37,402
Disney (Walt) Co.                                        45,526        1,146,345
Dollar General Corp.                                      6,729          137,002

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Dow Jones & Co., Inc.                                     1,582           56,082
Eastman Kodak Co.                                         6,403          171,921
Family Dollar Stores, Inc.                                3,727           97,275
Federated Department Stores                               3,801          278,537
Ford Motor Co.                                           41,044          420,291
Fortune Brands, Inc.                                      3,244          288,067
Gannett Co., Inc.                                         5,539          393,989
Gap, Inc.                                                16,900          333,775
General Motors Corp.                                     12,611          428,774
Genuine Parts Co.                                         3,882          159,511
Goodyear Tire & Rubber Co.*                               3,924           58,468
Harley-Davidson, Inc.                                     6,349          314,910
Harrah's Entertainment, Inc.                              4,051          291,956
Hasbro, Inc.                                              3,738           77,713
Hilton Hotels Corp.                                       8,516          203,107
Home Depot, Inc.                                         47,868        1,862,065
International Game Technology                             7,668          215,854
Interpublic Group of Cos.,Inc.                            9,431          114,870
Johnson Controls, Inc.                                    4,283          241,261
Jones Apparel Group, Inc.                                 2,690           83,498
KB Home                                                   1,850          141,026
Knight-Ridder, Inc.                                       1,659          101,763
Kohl's Corp.*                                             7,276          406,801
Leggett & Platt                                           4,229          112,407
Limited Brands, Inc.                                      8,479          181,620
Liz Claiborne, Inc.                                       2,412           95,901
Lowe's Companies, Inc.                                   17,228        1,003,014
Marriott International, Inc.                              4,427          302,010
Mattel, Inc.                                              9,180          167,994
May Department Stores Co.                                 6,678          268,188
Maytag Corp.                                              1,777           27,828
McDonald's Corp.                                         28,270          784,493
McGraw-Hill Cos., Inc.                                    8,354          369,665
Meredith Corp.                                            1,011           49,600
NIKE, Inc. Cl B                                           5,094          441,140
New York Times Co. Cl A                                   3,240          100,926
Newell Rubbermaid, Inc.                                   6,140          146,378
News Corp., Inc.                                         64,693        1,046,733
Nordstrom, Inc.                                           2,741          186,306
Office Depot, Inc.*                                       7,044          160,885
OfficeMax, Inc.                                           1,576           46,918
Omnicom Group, Inc.                                       4,090          326,627
Penney (J.C.) Co., Inc.                                   5,872          308,750
Pulte Homes, Inc.                                         2,646          222,926
RadioShack Corp.                                          3,472           80,446
Reebok International, Ltd.                                1,245           52,078
Sears Holding Corp.*                                      2,280          341,704
Sherwin-Williams Co.                                      2,792          131,475
Snap-On, Inc.                                             1,288           44,178
Stanley Works                                             1,671           76,097
Staples, Inc.                                            16,428          350,245
Starbucks Corp.*                                          8,693          449,080
Starwood Hotels & Resorts                                 4,820          282,307
TJX Companies, Inc.                                      10,492          255,480
Target Corp.                                             19,701        1,071,931
Tiffany & Co.                                             3,205          104,996
Time Warner, Inc.*                                      104,501        1,746,212
Toys R Us, Inc.*                                          4,940          130,811
Tribune Co.                                               6,647          233,841

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Univision Communications, Inc.                            6,486          178,689
V F Corp.                                                 2,222          127,143
Viacom, Inc. Cl B                                        35,958        1,151,375
Visteon Corp.*                                            2,878           17,354
Wendy's International, Inc.                               2,563          122,127
Whirlpool Corp.                                           1,486          104,183
Yum! Brands, Inc.                                         6,462          336,541
                                                                  --------------
                                                                      27,254,556
                                                                  --------------
CONSUMER, NON-CYCLICAL (5.8%)
Alberto-Culver Co. Cl A                                   1,906           82,587
Albertson's, Inc.                                         8,215          169,886
Altria Group, Inc.                                       46,187        2,986,451
Anheuser-Busch Cos., Inc.                                17,315          792,161
Archer-Daniels-Midland Co.                               13,911          297,417
Avon Products, Inc.                                      10,527          398,447
Brown-Forman Corp. Cl B                                   2,003          121,101
CVS Corp.                                                18,066          525,179
Campbell Soup Co.                                         7,236          222,652
Clorox Co.                                                3,438          191,565
Coca-Cola Co.                                            50,477        2,107,415
Coca-Cola Enterprises, Inc.                               7,869          173,197
Colgate-Palmolive Co.                                    11,668          582,350
ConAgra Foods, Inc.                                      11,550          267,498
Costco Wholesale Corp.                                   10,653          477,467
General Mills, Inc.                                       8,245          385,784
Gillette Co.                                             22,249        1,126,467
Heinz (H.J.) Co.                                          7,807          276,524
Hershey Food Corp.                                        4,849          301,123
Kellogg Co.                                               7,800          346,632
Kimberly Clark Corp.                                     10,670          667,835
Kroger Co.*                                              16,253          309,295
McCormick & Co., Inc.                                     3,017           98,596
Molson Coors Brewing Co.                                  1,751          108,562
Pepsi Bottling Group, Inc.                                4,371          125,054
PepsiCo, Inc.                                            37,346        2,014,070
Proctor & Gamble Co.                                     55,188        2,911,167
RJ Reynolds Tobacco Holdings                              2,588          203,934
Safeway, Inc.                                             9,996          225,810
Sara Lee Corp.                                           17,558          347,824
Supervalu, Inc.*                                          3,035           98,971
Sysco Corp.                                              14,118          510,930
UST, Inc.                                                 3,687          168,348
Wal-Mart Stores, Inc.                                    74,614        3,596,395
Walgreen Co.                                             22,802        1,048,664
Wrigley (Wm.) Jr. Co.                                     4,367          300,624
                                                                  --------------
                                                                      24,567,982
                                                                  --------------
ENERGY (5.0%)
Amerada Hess Corp.                                        1,915          203,967
Anadarko Petroleum Corp.                                  5,263          432,355
Apache Corp.                                              7,319          472,807
Ashland, Inc.                                             1,495          107,446
BJ Services Co.                                           3,610          189,453
Baker Hughes, Inc.                                        7,556          386,565

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont'd.)
Burlington Resources, Inc.                                8,598          474,954
ChevronTexaco Corp.                                      46,795        2,616,776
ConocoPhillips                                           31,051        1,785,122
Devon Energy Corp.                                       10,565          535,434
EOG Resources, Inc.                                       5,336          303,085
El Paso Corp.                                            14,375          165,600
Exxon Mobil Corp.                                       141,970        8,159,016
Halliburton Co.                                          11,279          539,362
Kerr-McGee Corp.                                          2,598          198,253
Kinder Morgan, Inc.                                       2,420          201,344
Marathon Oil Corp.                                        7,758          414,044
Nabors Industries, Ltd.*                                  3,317          201,077
National-Oilwell, Inc.*                                   3,837          182,411
Noble Corporation*                                        3,030          186,375
Occidental Petroleum Corp.                                8,882          683,292
Rowan Cos., Inc.                                          2,415           71,750
Schlumberger, Ltd.                                       13,140          997,852
Sunoco, Inc.                                              1,542          175,295
Transocean, Inc.*                                         7,273          392,524
Unocal Corp.                                              6,061          394,268
Valero Energy Corp.                                       5,726          452,984
Williams Cos., Inc.                                      12,731          241,889
XTO Energy, Inc.                                          8,050          273,619
                                                                  --------------
                                                                      21,438,919
                                                                  --------------
FINANCIAL (11.6%)
Ace, Ltd.                                                 6,411          287,533
Aflac, Inc.                                              11,189          484,260
Allstate Corp.                                           14,903          890,454
AmSouth Bancorporation                                    7,872          204,672
Ambac Financial Group, Inc.                               2,415          168,470
American Express Co.                                     26,119        1,390,314
American Int'l. Group, Inc.                              57,881        3,362,886
Aon Corp.                                                 7,088          177,484
Apartment Investment & Mgmt. Co.                          2,126           86,996
Archstone-Smith Trust                                     4,439          171,434
BB & T Corp.                                             12,189          487,194
Bank of America Corp.                                    89,690        4,090,761
Bank of New York Co., Inc.                               17,361          499,650
Bear Stearns Cos., Inc.                                   2,535          263,488
CIT Group Hldgs., Inc.                                    4,686          201,357
Capital One Financial Corp.                               5,623          449,896
Charles Schwab Corp.                                     25,412          286,647
Chubb Corp.                                               4,357          373,003
Cincinnati Financial Corp.                                3,708          146,688
Citigroup, Inc.                                         116,020        5,363,605
Comerica, Inc.                                            3,765          217,617
Compass Bancshares, Inc.                                  2,764          124,380
Countrywide Financial Corp.                              13,107          506,061
E*Trade Financial Corp.*                                  8,218          114,970
Equity Office Properties                                  9,089          300,846
Equity Residential                                        6,392          235,353
Fannie Mae                                               21,586        1,260,622
Federated Investors, Inc.                                 2,114           63,441
Fifth Third Bancorp                                      11,636          479,520
First Tennessee Natl. Corp.                               2,768          116,810
Franklin Resources, Inc.                                  4,419          340,175
Freddie Mac                                              15,402        1,004,672
Golden West Financial Corp.                               6,304          405,852
Goldman Sachs Group, Inc.                                 9,855        1,005,407

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont'd.)
Hartford Financial Svc. Gp., Inc.                         6,615          494,670
Huntington Bancshares, Inc.                               5,181          125,069
J.P. Morgan Chase & Co.                                  78,475        2,771,737
Janus Capital Group                                       5,060           76,102
Jefferson-Pilot Corp.                                     3,034          152,974
KeyCorp.                                                  9,092          301,400
Lehman Brothers Holdings, Inc.                            6,169          612,458
Lincoln National Corp.                                    3,875          181,815
Loews Corp.                                               3,561          275,978
M & T Bank Corp.                                          2,185          229,775
MBIA, Inc.                                                3,020          179,116
MBNA Corp.                                               28,272          739,596
MGIC Investment Corp.                                     2,105          137,288
Marsh & McLennan Cos., Inc.                              11,884          329,187
Marshall & Ilsley Corp.                                   4,749          211,093
Mellon Financial Corp.                                    9,438          270,776
Merrill Lynch & Co., Inc.                                21,083        1,159,776
MetLife, Inc.                                            16,355          734,994
Moody's Corp.                                             6,159          276,909
Morgan Stanley                                           24,434        1,282,052
National City Corp.                                      13,253          452,192
North Fork Bancorp, Inc.                                 10,651          299,187
Northern Trust Corp.                                      4,535          206,751
PNC Financial Services Group                              6,323          344,351
Plum Creek Timber Co.                                     4,102          148,903
Principal Financial Group, Inc.                           6,552          274,529
Progressive Corp. of Ohio                                 4,434          438,124
Prologis Trust                                            4,163          167,519
Providian Financial Corp.*                                6,562          115,688
Prudential Financial, Inc.                               11,645          764,611
Regions Financial Corp.                                  10,346          350,522
SLM Corporation                                           9,357          475,336
Safeco Corp.                                              2,843          154,489
Simon Property Group                                      4,899          355,129
Sovereign Bancorp, Inc.                                   8,133          181,691
St. Paul Travelers Cos., Inc.                            15,027          594,017
State Street Corp.                                        7,382          356,182
Suntrust Banks, Inc.                                      7,578          547,435
Synovus Financial Corp.                                   6,938          198,912
T. Rowe Price Group, Inc.                                 2,751          172,213
Torchmark Corp.                                           2,322          121,208
UNUM Provident Corp.                                      6,642          121,681
US Bancorp                                               40,874        1,193,521
Wachovia Corp.                                           35,158        1,743,837
Washington Mutual, Inc.                                  19,564          796,059
Wells Fargo & Company                                    37,631        2,317,317
XL Capital Limited                                        3,125          232,562
Zions Bancorporation                                      1,997          146,839
                                                                  --------------
                                                                      49,376,088
                                                                  --------------

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (7.6%)
Abbott Laboratories                                      34,583        1,694,913
Aetna, Inc.                                               6,478          536,508
Allergan, Inc.                                            2,909          247,963
Amerisource Bergen Corp.                                  2,344          162,088
Amgen, Inc.*                                             27,598        1,668,575
Applera Corp.-Applied Biosys                              4,401           86,568
Bard (C.R.), Inc.                                         2,344          155,899
Bausch & Lomb, Inc.                                       1,192           98,936
Baxter International, Inc.                               13,844          513,612
Becton Dickinson & Co.                                    5,632          295,511
Biogen Idec, Inc.*                                        7,686          264,783
Biomet, Inc.                                              5,615          194,504
Boston Scientific Corp.*                                 16,723          451,521
Bristol-Myers Squibb Co.                                 43,584        1,088,728
CIGNA Corp.                                               2,923          312,849
Cardinal Health, Inc.                                     9,551          549,947
Caremark Rx, Inc.*                                       10,117          450,409
Chiron Corp.*                                             3,303          115,242
Express Scripts, Inc.*                                    3,308          165,334
Forest Laboratories, Inc.*                                7,593          294,988
Genzyme Corp. (Genl. Div)*                                5,626          338,066
Gilead Sciences, Inc.*                                   10,076          443,243
Guidant Corp.                                             7,248          487,790
HCA, Inc.                                                 9,347          529,694
Health Management Associates                              5,498          143,938
Hospira, Inc.*                                            3,526          137,514
Humana, Inc.*                                             3,609          143,422
IMS Health, Inc.                                          5,053          125,163
Johnson & Johnson                                        66,316        4,310,540
King Pharmaceuticals, Inc.*                               5,391           56,174
Laboratory Corp. of America*                              3,001          149,750
Lilly (Eli) & Co.                                        25,270        1,407,792
Manor Care, Inc.                                          1,927           76,560
McKesson Corp.                                            6,584          294,897
Medco Health Solutions*                                   6,181          329,818
Medimmune, Inc.*                                          5,528          147,708
Medtronic, Inc.                                          26,975        1,397,035
Merck & Co., Inc.                                        49,135        1,513,358
Millipore Corp.*                                          1,106           62,743
Mylan Laboratories, Inc.                                  6,007          115,575
PerkinElmer, Inc.                                         2,892           54,659
Pfizer, Inc.                                            165,824        4,573,426
Quest Diagnostics, Inc.                                   4,058          216,170
Schering-Plough Corp.                                    32,897          627,017
St. Jude Medical, Inc.*                                   8,080          352,369
Stryker Corp.                                             8,361          397,649
Tenet Healthcare Corp.*                                  10,450          127,908
Thermo Electron Corp.*                                    3,595           96,598
UnitedHealth Group, Inc.                                 28,238        1,472,329
Waters Corp.*                                             2,618           97,311
Watson Pharmaceuticals, Inc.*                             2,457           72,629
WellPoint, Inc.*                                         13,663          951,491
Wyeth                                                    29,851        1,328,369
Zimmer Holdings, Inc.*                                    5,508          419,544
                                                                  --------------
                                                                      32,347,127
                                                                  --------------
INDUSTRIAL (6.6%)
3M Company                                               17,165        1,241,030
Allied Waste Industries, Inc.*                            6,040           47,897
American Power Conversion                                 4,044           95,398
American Standard Cos., Inc.                              3,985          167,051
Apollo Group, Inc. Cl A*                                  3,646          285,190
Avery Dennison Corp.                                      2,258          119,584
Block (H. & R.), Inc.                                     3,686          215,078
Boeing Co.                                               18,429        1,216,314

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Burlington Northern Santa Fe                              8,398          395,378
CSX Corp.                                                 4,830          206,048
Caterpillar, Inc.                                         7,621          726,358
Cendant Corp.                                            23,449          524,554
Cintas Corp.                                              3,339          128,885
Cooper Industries, Ltd.*                                  2,071          132,337
Cummins, Inc.                                               972           72,521
Danaher Corp.                                             6,137          321,211
Deere & Co.                                               5,498          360,064
Delta Air Lines, Inc.*                                    3,204           12,047
Donnelley (R.R.) & Sons Co.                               4,757          164,164
Dover Corp.                                               4,544          165,311
Eaton Corp.                                               3,361          201,324
Emerson Electric Co.                                      9,293          582,021
Equifax, Inc.                                             2,895          103,380
FedEx Corp.                                               6,737          545,764
Fisher Scientific Intl.*                                  2,679          173,867
Fluor Corp.                                               1,931          111,206
General Dynamics Corp.                                    4,469          489,534
General Electric Co.                                    236,535        8,195,932
Goodrich Corporation                                      2,688          110,100
Grainger (W.W.), Inc.                                     1,853          101,526
Honeywell International, Inc.                            19,024          696,849
ITT Industries, Inc.                                      2,051          200,239
Illinois Tool Works, Inc.                                 6,088          485,092
Ingersoll Rand Co.*                                       3,759          268,205
L-3 Communications Hldgs., Inc.                           2,647          202,707
Lockheed Martin Corp.                                     9,011          584,544
Masco Corp.                                               9,672          307,183
Monster Worldwide, Inc.*                                  2,696           77,321
Navistar International Corp.*                             1,461           46,752
Norfolk Southern Corp.                                    9,016          279,135
Northrop Grumman Corp.                                    8,006          442,332
PACCAR, Inc.                                              3,877          263,636
Pall Corp.                                                2,774           84,219
Parker Hannifin Corp.                                     2,680          166,187
Pitney Bowes, Inc.                                        5,130          223,412
Raytheon Co.                                             10,086          394,564
Robert Half Int'l., Inc.                                  3,557           88,818
Rockwell Automation, Inc.                                 3,898          189,872
Rockwell Collins                                          3,964          189,004
Ryder System, Inc.                                        1,435           52,521
Southwest Airlines Co.                                   16,452          229,176
Textron, Inc.                                             3,004          227,853
Tyco International, Ltd.                                 45,040        1,315,168
Union Pacific Corp.                                       5,865          380,052
United Parcel Service Cl B                               24,843        1,718,142
United Technologies Corp.                                22,830        1,172,321
Waste Management, Inc.                                   12,669          359,039
                                                                  --------------
                                                                      27,855,417
                                                                  --------------

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (8.7%)
ADC Telecommunications, Inc.*                             2,587           56,319
Adobe Systems, Inc.                                      10,906          312,130
Advanced Micro Devices, Inc.*                             8,808          152,731
Affiliated Computer Svcs.*                                2,815          143,847
Agilent Technologies, Inc.*                               9,643          221,982
Altera Corp.*                                             8,287          164,248
Analog Devices, Inc.                                      8,252          307,882
Andrew Corp.*                                             3,623           46,229
Apple Computer, Inc.*                                    18,375          676,384
Applied Materials, Inc.                                  36,664          593,224
Applied Micro Circuits, Corp.*                            6,836           17,500
Autodesk, Inc.*                                           5,100          175,287
Automatic Data Processing, Inc.                          13,010          546,030
Avaya, Inc.*                                             10,639           88,516
BMC Software, Inc.*                                       4,941           88,691
Broadcom Corp. Cl A*                                      6,527          231,774
Ciena Corp.*                                             12,858           26,873
Cisco Systems, Inc.*                                    142,526        2,723,672
Citrix Systems, Inc.*                                     3,766           81,572
Computer Associates Intl., Inc.                          11,870          326,188
Computer Sciences Corp.*                                  4,106          179,432
Compuware Corp.*                                          8,664           62,294
Comverse Technology, Inc.*                                4,467          105,645
Convergys Corp.*                                          3,172           45,106
Corning, Inc.*                                           32,321          537,175
Dell, Inc.*                                              53,995        2,133,342
EMC Corp.*                                               53,587          734,678
Electronic Arts, Inc.*                                    6,843          387,382
Electronic Data Systems Corp.                            11,572          222,761
First Data Corp.                                         17,365          697,031
Fiserv, Inc.*                                             4,266          183,225
Freescale Semiconductor Cl A*                             8,961          189,794
Gateway, Inc.*                                            6,624           21,859
Hewlett-Packard Co.                                      64,371        1,513,362
Intel Corp.                                             137,671        3,587,706
Intl. Business Machines Corp.                            35,981        2,669,790
Intuit, Inc.*                                             4,135          186,530
JDS Uniphase Corp.*                                      32,297           49,091
Jabil Circuit, Inc.*                                      4,106          126,177
KLA Tencor Corp.                                          4,391          191,887
LSI Logic Corp.*                                          8,649           73,430
Lexmark Int'l, Inc.*                                      2,824          183,080
Linear Technology Corp.                                   6,824          250,373
Lucent Technologies*                                     98,802          287,514
Maxim Integrated Products, Inc                            7,314          279,468
Mercury Interactive Corp.*                                1,931           74,073
Micron Technology, Inc.*                                 13,713          140,010
Microsoft Corp.                                         224,093        5,566,470
Molex, Inc., Cl A                                         3,748           97,598
Motorola, Inc.                                           54,690          998,639
NCR Corp.*                                                4,166          146,310
NVIDIA Corporation*                                       3,768          100,681
National Semiconductor Corp.                              7,785          171,504
Network Appliance, Inc.*                                  8,166          230,853
Novell, Inc.*                                             8,495           52,669
Novellus Systems, Inc.*                                   3,080           76,107
Oracle Corp.*                                            98,611        1,301,665
PMC Sierra, Inc.*                                         4,023           37,535
Parametric Technology Corp.*                              6,058           38,650
Paychex, Inc.                                             7,934          258,172
QLogic Corp.*                                             2,027           62,573
Qualcomm, Inc.                                           36,433        1,202,653
Sabre Group Holdings, Inc.                                2,922           58,294

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Sanmina Corp.*                                           11,721           64,114
Scientific-Atlanta, Inc.                                  3,399          113,085
Siebel Systems, Inc.                                     11,523          102,555
Solectron Corp.*                                         21,682           82,175
Sun Microsystems, Inc.*                                  75,962          283,338
Sungard Data Sys. Inc.*                                   6,473          227,655
Symantec Corp.*                                          15,864          344,883
Symbol Technologies, Inc.                                 5,414           53,436
Tektronix, Inc.                                           1,974           45,935
Tellabs, Inc.*                                            9,998           86,983
Teradyne, Inc.*                                           4,367           52,273
Texas Instruments, Inc.                                  37,070        1,040,555
Unisys Corp.*                                             7,557           47,836
Veritas Software Corp.*                                   9,532          232,581
Xerox Corp.*                                             21,370          294,692
Xilinx, Inc.                                              7,824          199,512
Yahoo!, Inc.*                                            29,275        1,014,379
                                                                  --------------
                                                                      36,779,654
                                                                  --------------
TELECOMMUNICATIONS (1.8%)
AT&T Corp.                                               17,868          340,207
Alltel Corp.                                              7,294          454,270
BellSouth Corp.                                          40,836        1,085,013
CenturyTel, Inc.                                          2,928          101,397
Citizens Communications Co.                               7,596          102,090
Nextel Communications, Inc.*                             25,098          810,916
Qwest Communications Intl.*                              37,293          138,357
SBC Communications, Inc.                                 73,667        1,749,591
Sprint Corp. (FON Gp.)                                   33,001          827,995
Verizon Communications                                   61,714        2,132,219
                                                                  --------------
                                                                       7,742,055
                                                                  --------------
UTILITIES (2.0%)
AES Corp.*                                               14,567          238,607
Allegheny Energy, Inc.*                                   3,625           91,423
Ameren Corp.                                              4,534          250,730
American Electric Power, Inc.                             8,564          315,755
CINergy Corp.                                             4,423          198,239
CMS Energy Corp.*                                         4,879           73,478
Calpine Corp.*                                           11,999           40,797
Centerpoint Energy, Inc.                                  6,479           85,588
Consolidated Edison, Inc.                                 5,422          253,966
Constellation Energy Group                                3,959          228,395
DTE Energy Co.                                            3,884          181,655
Dominion Resources, Inc.                                  7,594          557,324
Duke Energy Corp.                                        20,668          614,460
Dynergy, Inc.*                                            7,404           35,983
Edison International                                      7,266          294,636
Entergy Corp.                                             4,737          357,880
Exelon Corp.                                             14,923          765,998
FPL Group, Inc.                                           8,741          367,646
FirstEnergy Corp.                                         7,356          353,897
Keyspan Corporation                                       3,857          156,980
NiSource, Inc.                                            6,063          149,938
Nicor, Inc.                                                 980           40,347
PG & E Corp.                                              8,254          309,855
PPL Corporation                                           4,232          251,296
Peoples Energy Corp.                                        843           36,637
Pinnacle West Capital Corp.                               2,193           97,479
Progress Energy, Inc.                                     5,546          250,901
Public Svc. Enterprise Group                              5,324          323,806
Sempra Energy                                             5,336          220,430
Southern Co.                                             16,600          575,522
TXU Corp.                                                 5,339          443,618
Teco Energy, Inc.                                         4,616           87,289
Xcel Energy, Inc.                                         8,971          175,114
                                                                  --------------
                                                                       8,425,669
                                                                  --------------

TOTAL INDEXED ASSETS-COMMON STOCKS
  (Cost: $187,136,802) 57.2%                                        242,870,043
                                                                  --------------

----------

* Non-income producing security.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                                Face
                                                         Rate(%)       Maturity                Amount($)        Value($)
                                                         -------       --------                ---------        --------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
U.S. Treasury Bill (a)                                    2.84         07/21/05                  500,000          499,207
U.S. Treasury Bill (a)                                    2.81         07/21/05                  250,000          249,607
                                                                                                           --------------
                                                                                                                  748,814
                                                                                                           --------------
COMMERCIAL PAPER (1.8%)
Novartis Finance Corp.                                    3.32         07/01/05                7,590,000        7,590,000
                                                                                                           --------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,338,814) 2.0%                                                        8,338,814
                                                                                                           --------------

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $195,475,616) 59.2%                                                 251,208,857
                                                                                                           --------------


----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:

                                                                      Expiration       Underlying Face         Unrealized
                                                                         Date          Amount At Value         Gain (Loss)
                                                                         ----          ---------------         -----------
Purchased
28 S&P 500 Stock Index Futures Contracts                            September 2005       $8,368,500            $(116,550)
                                                                                         ==========            =========


Face Value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.2%)
A. Schulman, Inc.                                        17,427          311,769
Alcan, Inc.                                               5,470          164,101
Allegheny Technologies, Inc.                             11,318          249,675
Coeur D'Alene Mines Corp.*                               48,217          175,028
Cytec Industries, Inc.                                   12,360          491,928
Dow Chemical Co.                                          4,160          185,245
FMC Corp.*                                               10,736          602,719
Georgia Gulf Corp.                                       10,801          335,371
Lone Star Technologies, Inc.*                            10,088          459,004
Longview Fibre Co.                                       23,378          480,418
Lubrizol Corp.                                           11,940          501,599
Matthews Intl. Corp. Cl A                                 5,085          198,112
Phelps Dodge Corp.                                        4,400          407,000
The Mosaic Co.*                                           8,844          137,613
Weyerhaeuser Co.                                          8,300          528,295
                                                                  --------------
                                                                       5,227,877
                                                                  --------------
CONSUMER, CYCLICAL (4.5%)
eBay, Inc.*                                              57,400        1,894,774
Boyd Gaming Corp.                                        11,502          588,097
Buffalo Wild Wings, Inc.*                                14,335          447,252
CNET Networks, Inc.*                                     16,035          188,251
Cache, Inc.*                                              9,400          156,228
Carnival Corp.                                           11,600          632,780
Catalina Marketing Corp.                                  5,705          144,964
Celebrate Express, Inc.*                                 19,372          262,297
Comcast Corp. Cl A*                                      25,860          793,902
Crown Holdings, Inc.*                                    97,278        1,384,266
Deckers Outdoor Corp.*                                    6,129          150,773
Dick's Sporting Goods, Inc.*                             12,443          480,175
Disney (Walt) Co.                                        29,880          752,378
Gamestop Corp.*                                           9,775          319,740
Guitar Center, Inc.*                                      8,510          496,729
Harman Intl. Industries, Inc.                             6,500          528,840
Harris Interactive*                                      16,500           80,355
Hibbett Sporting Goods, Inc.*                            14,150          535,436
Hudson Highland Group*                                   16,680          260,041
Jacuzzi Brands, Inc.*                                    64,426          691,291
Kohl's Corp.*                                            13,410          749,753
Lithia Motors, Inc. Cl A                                  6,875          198,344
McDonald's Corp.                                          9,720          269,730
Modine Manufacturing Co.                                 17,560          571,754
P.F. Changs China Bistro, Inc.*                           8,430          497,201
Pinnacle Entertainment, Inc.*                            15,776          308,579
Proquest Company*                                         5,377          176,312
Quiksilver, Inc.*                                        32,138          513,565
Red Robin Gourmet Burgers*                                6,137          380,371
Regent Communications, Inc.*                             25,208          147,972
Sharper Image Corp.*                                      6,010           76,507
Shopko Stores, Inc.*                                     22,992          558,936
Starwood Hotels & Resorts                                 8,290          485,545
Sunterra Corporation*                                    39,615          642,159
The Warnaco Group, Inc.*                                 20,113          467,627
Thor Industries, Inc.                                     5,420          170,351
Time Warner, Inc.*                                       52,300          873,933
Viacom, Inc. Cl B                                        23,930          766,239
Wolverine World Wide, Inc.                               19,518          468,627
                                                                  --------------
                                                                      19,112,074
                                                                  --------------

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (0.9%)
Alkermes, Inc.*                                          13,003          171,900
CVS Corp.                                                12,280          356,980
Chiquita Brands Intl., Inc.                              22,677          622,710
Conmed Corp.*                                             6,615          203,544
General Mills, Inc.                                       4,220          197,454
Longs Drug Stores Corp.                                  21,280          916,104
MGI Pharma, Inc.,*                                       25,634          557,796
Medicines Company*                                        6,393          149,149
Phase Forward, Inc.*                                     28,882          196,398
Serologicals Corp.*                                      17,466          371,153
Walter Industries, Inc.                                   3,496          140,539
                                                                  --------------
                                                                       3,883,727
                                                                  --------------
ENERGY (2.6%)
Bill Barrett Corp.*                                       3,680          108,854
Cimarex Energy Co. W/I*                                   3,565          138,714
ChevronTexaco Corp.                                      16,260          909,259
ConocoPhillips                                           12,860          739,321
Denbury Resources, Inc.*                                 14,170          563,541
Devon Energy Corp.                                       12,160          616,269
Frontier Oil Crop                                        26,292          771,670
Grey Wolf, Inc.*                                         30,855          228,636
Holly Corp.                                               2,830          132,077
Halliburton Co.                                          10,640          508,805
Houston Exploration Co.*                                  7,550          400,528
NS Group, Inc.*                                          28,190          916,457
Plains Exploration & Prod. Co.                           10,210          362,761
Range Resources Corp                                     51,976        1,398,154
Southern Union Co.*                                      22,729          557,997
Stone Energy Corp.*                                       5,600          273,840
Tesoro Petroleum Corp.                                    6,290          292,611
Todco Cl A*                                               8,310          213,318
Transocean, Inc.*                                        11,290          609,321
Unisource Energy Corp.                                   19,667          604,760
Valero Energy Corp.                                       7,920          626,551
                                                                  --------------
                                                                      10,973,444
                                                                  --------------
FINANCIAL (9.5%)
American Equity Invt. Life Hldg.                          8,700          103,356
Alabama National Bancorp                                  8,408          549,631
Allstate Corp.                                            8,630          515,643
American Int'l. Group, Inc.                              20,290        1,178,849
Amli Residential Properties                              12,625          394,658
Argonaut Group, Inc.*                                    13,226          305,388
Assured Guaranty Co.*                                    29,638          692,344
BB & T Corp.                                              4,790          191,456
Bank Mutual Corp.                                        40,487          447,786
Bank of America Corp.                                    37,960        1,731,356
BankAtlantic Bancorp, Inc. Cl A                          37,274          706,342
Banner Corporation                                        8,273          231,727
Bear Stearns Cos., Inc.                                   4,730          491,636
Boykin Lodging Company*                                   8,180          109,612
Brookline Bankcorp                                       41,406          673,262
Cohen & Steers, Inc.                                      3,100           63,891
Capital Automotive REIT                                  14,842          566,519
Capital One Financial Corp.                               5,710          456,857
Carramerica Realty Corp.                                  7,832          283,362
Charles Schwab Corp.                                    173,500        1,957,080

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont'd.)
Choice Hotels Int'l., Inc.                                4,779          313,980
Citigroup, Inc.                                          83,760        3,872,225
Columbia Banking System                                  10,599          260,947
Comerica, Inc.                                            4,290          247,962
Conseco, Inc.*                                           17,379          379,210
ECC Capital Corp.                                        45,520          303,163
Equity Inns, Inc.                                        52,261          695,071
Equity Office Properties                                  7,850          259,835
Equity One, Inc.                                          9,820          222,914
Equity Residential                                        7,080          260,686
FNB Corp.                                                 9,402          184,749
First Financial Holdings, Inc.                            3,890          116,350
First Niagara Financial Grp.                             39,782          580,022
First State Banck Corporation                            20,108          387,883
Franklin Resources, Inc.                                  1,920          147,802
Getty Realty Corp.                                        7,162          198,387
Gladstone Capital Corp.                                   3,900           91,260
Golden West Financial Corp.                               5,980          384,992
Goldman Sachs Group, Inc.                                 4,000          408,080
Hartford Financial Svc. Gp., Inc.                         5,640          421,759
Highwoods Properties, Inc.                               18,221          542,257
Iberiabank Corp.                                          1,635          100,732
J.P. Morgan Chase & Co.                                  28,110          992,845
KNBT Bancorp, Inc.                                       31,393          473,720
Knight Capital Group Inc.*                               12,650           96,393
LandAmerica Financial Group                               9,827          583,429
LaSalle Hotel Properties                                  9,500          311,695
MAF Bancorp                                              14,343          611,442
MBNA Corp.                                               82,800        2,166,048
Max Re Capital, Ltd.*                                     6,300          144,270
Medical Properties Trust, Inc.                           34,720          348,936
Merrill Lynch & Co., Inc.                                13,740          755,837
Mid-America Apt. Communities                             12,612          572,837
Morgan Stanley                                            8,950          469,607
NewAlliance Bancshares, Inc.                             36,540          513,387
National City Corp.                                      16,060          547,967
National Financial Partners                               5,752          225,133
New Century Financial Corp.                               2,690          138,401
North Fork Bancorp, Inc.                                 21,520          604,497
Pennsylvania REIT                                        11,292          536,370
Placer Sierra Banschares                                  8,600          234,522
Prentiss Properties Trust                                 3,981          145,068
PrivateBancorp, Inc.                                     12,811          453,253
Provident Financial Services                             33,584          590,071
Safeco Corp.                                              6,310          342,885
Santander Bancorp                                        12,899          323,249
St. Paul Travelers Cos., Inc.                            11,240          444,317
Sterling Financial Corp.*                                17,002          635,875
Stewart Information Services                             11,145          468,090
Sws Group, Inc.                                          15,363          263,936
Taberna Realty Fin. Trust*                               40,000          400,000
Texas Capital Bancshares*                                21,800          430,332
Texas Regional Bancshares                                17,141          522,458
TrustCo Bank Corp. (N.Y.)                                 7,170           93,640
UNUM Provident, Corp.                                    15,900          291,288
Vintage Wine Trust, Inc.                                 45,210          452,100
Wachovia Corp.                                           15,420          764,832
Wells Fargo & Company                                    20,950        1,290,101
                                                                  --------------
                                                                      40,269,852
                                                                  --------------

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (3.7%)
Adolor Corporation*                                      11,294          104,470
Advanced Medical Optics, Inc.*                           16,315          648,521
Aetna, Inc.                                               6,190          512,656
Amgen, Inc.*                                             29,500        1,783,570
Amsurg Corp.*                                             6,360          176,108
Amylin Pharmaceuticals, Inc.*                             9,384          196,407
Apria Healthcare Group, Inc.*                             5,505          190,693
Auxilium Pharmaceuticals, Inc.                           19,339           92,247
Bausch & Lomb, Inc.                                       2,370          196,710
Bioenvision, Inc.*                                       23,166          168,648
CV Therapeutics, Inc.*                                   12,573          281,887
Caliper Life Sciences, Inc.*                             52,520          294,112
Cardinal Health, Inc.                                     3,270          188,287
Caremark Rx, Inc.*                                        7,510          334,345
Centene Corporation*                                     20,728          696,046
Digene Corp.*                                             8,140          225,315
Genesis HealthCare Corp.*                                 5,790          267,961
HCA, Inc.                                                 5,960          337,753
Humana, Inc.*                                             7,270          288,910
Immunicon Corp.*                                         32,007          162,275
Inspire Pharmaceuticals, Inc.*                           13,935          117,333
Kensey Nash Corp.*                                        7,260          219,542
Medtronic, Inc.                                          42,000        2,175,180
OSI Pharmaceuticals, Inc.*                                1,570              141
Par Pharmaceutical Cos., Inc.*                            4,267          135,733
Pfizer, Inc.                                            131,150        3,617,117
Rigel Pharmaceuticals, Inc.*                              7,799          155,356
Steris Corp.                                              6,248          161,011
Theravanc, Inc.*                                          7,878          133,926
Telik, Inc.*                                              6,787          110,357
United Surgical Partners, Inc.                            5,321          277,118
Universal American Financial*                             4,400           99,528
Valeant Pharmaceuticals                                   7,460          131,520
Ventana Medical Systems, Inc.*                           15,254          613,668
Wright Medical Group, Inc.*                              15,598          416,467
                                                                  --------------
                                                                      15,510,918
                                                                  --------------
INDUSTRIAL (6.1%)
Acuity Brands, Inc.                                       6,400          164,416
Actuant Corp. Cl A*                                       5,953          285,387
Affymetrix, Inc.*                                        21,000        1,132,530
Apogee Enterprises, Inc.                                 43,403          667,104
Audiovox Corp. Cl A*                                     59,836          927,458
Aviall, Inc.*                                             5,321          168,090
Benchmark Electronics*                                   20,785          632,280
Boeing Co.                                                6,720          443,520
Burlington Northern Santa Fe                             10,070          474,096
Cal Dive International, Inc.*                             8,714          456,352
Caterpillar, Inc.                                        16,500        1,572,615
Cendant Corp.                                            13,530          302,666
Champion Enterprises, Inc.*                              70,979          705,531
Ciber, Inc.*                                             41,288          329,478
Cooper Industries, Ltd.*                                  5,860          374,454
Curtis Wright Corp. Cl B                                  6,320          340,964
Cymer, Inc.*                                              5,290          139,392

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Diagnostic Products Corp.                                 4,300          203,519
Digital River, Inc.*                                      8,415          267,176
ElkCorp                                                   9,790          279,505
Engineered Support Systems                               12,899          462,171
FedEx Corp.                                               3,100          251,131
Fisher Scientific Intl.*                                  4,370          283,613
Gardner Denver Machinery*                                13,147          461,197
General Cable Corp.*                                     32,017          474,812
General Dynamics Corp.                                    5,740          628,760
Genesis Microchip Corp.*                                 12,570          232,042
Gevity HR, Inc.                                          12,108          242,523
Granite Construction                                      2,950           82,895
HEICO Corp.                                               6,630          155,208
Honeywell International, Inc.                            15,940          583,882
Hydril Company*                                           7,227          392,787
Kennametal, Inc.                                         14,200          651,070
Kerzner International, Ltd.*                              6,560          373,592
Kirby Corp.*                                              8,707          392,686
Lincoln Electric Holdings                                 7,600          251,940
Landstar System, Inc.*                                   12,372          373,387
Laureate Education, Inc.*                                11,804          564,939
MKS Instruments, Inc.*                                    9,270          156,570
Mine Safety Appliances Co.                               10,395          480,249
Molecular Devices Corp.*                                  9,462          204,947
Mykrolis Corp.*                                          30,348          431,245
Noven Pharmaceuticals*                                    9,782          170,989
Penn National Gaming, Inc.*                              13,278          484,647
RailAmerica, Inc.*                                       77,981          927,974
Regal-Beloit Corp.                                        6,400          186,624
Rockwell Automation, Inc.                                20,500          998,555
Siligan Holdings, Inc.                                   14,532          817,280
TTM Technologies*                                        29,259          222,661
Textron, Inc.                                             3,060          232,101
Trinity Industries                                       13,569          434,615
Triumph Group, Inc.*                                      8,749          304,115
Tyco International, Ltd.                                  5,180          151,256
USEC, Inc.                                                8,020          117,413
UTI Worldwide, Inc.*                                      9,268          645,238
United Parcel Service Cl B                               21,000        1,452,360
Universal Forest Products                                14,251          590,704
Woodhead Industries, Inc.                                   530            6,683
                                                                  --------------
                                                                      25,741,394
                                                                  --------------
TECHNOLOGY (8.6%)
American Reprographics Co.*                               9,000          144,810
ASE Test Limited*                                        44,428          286,116
Angiotech Pharmaceuticals*                                9,540          132,034
Anixter International, Inc.*                             12,384          460,313
Applied Materials, Inc.                                 122,500        1,982,050
Ask Jeeves, Inc.*                                         6,719          202,847
Avid Technology, Inc.*                                   17,261          919,666
CMG Information Services, Inc.                           83,514          157,841
Cisco Systems, Inc.*                                    127,000        2,426,970
Cognex Corp.                                              5,290          138,545
Cognizant Tech Solutions*                                28,500        1,343,205
Credence Systems Corp.*                                  18,109          163,886

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Cypress Semiconductor Corp.*                             27,281          343,468
DRS Technologies, Inc.                                   13,776          706,433
DSP Group, Inc.*                                          7,583          181,006
Dell, Inc.*                                              56,000        2,212,560
Dot Hill Systems*                                        28,830          151,069
EMC Corp.*                                              196,070        2,688,120
Electronic Arts, Inc.*                                   35,000        1,981,350
Electronics For Imaging, Inc.*                            9,068          190,791
Exelixis, Inc.*                                          14,840          110,261
F5 Networks, Inc.*                                        3,385          159,890
Gartner, Inc.*                                           13,775          146,291
Hewlett-Packard Co.                                      20,030          470,905
Infospace.Com, Inc.*                                      3,483          114,695
Integrated Device Tech., Inc.*                           34,484          370,703
Integrated Silicon Solution*                             28,567          211,681
Interdigital Comm. Corp.*                                 7,982          139,685
Juniper Networks, Inc.*                                  78,500        1,976,630
KLA Tencor Corp.                                         10,410          454,917
Kronos, Inc.*                                             3,606          145,646
Lecroy Corp.*                                            18,805          258,569
Linear Technology Corp.                                  52,000        1,907,880
Lionbridge Technologies, Inc.*                           38,592          261,654
Macrovision Corp.*                                        7,031          158,479
Maxim Integrated Products, Inc.                          47,000        1,795,870
Medics Pharmaceutical Corp.                               7,000          222,110
Mentor Graphics Corp.*                                   14,596          149,609
Micrel, Inc.*                                            40,258          463,772
Micros Systems, Inc.*                                     4,608          206,208
Motorola, Inc.                                           42,390          774,041
On Semiconductor*                                        62,303          286,594
PalmSource, Inc.*                                        15,924          135,354
Parametric Technology Corp.*                             84,611          539,818
Perot Systems Corp. Cl A*                                10,295          146,395
Powerwave Technologies, Inc.*                            22,966          234,713
Qualcomm, Inc.                                           38,500        1,270,885
RF Micro Devices*                                        30,242          164,214
RSA Security, Inc.*                                       7,614           87,409
RealNetworks, Inc.*                                      18,158           90,245
Sanmina Corp.*                                           31,780          173,837
Skyworks Solutions, Inc.*                               106,967          788,347
Symantec Corp.*                                          70,000        1,521,800
Symbol Technologies, Inc.                                62,000          611,940
Synaptics, Inc.*                                          8,756          187,028
Texas Instruments, Inc.                                  26,290          737,960
Titan Corp.*                                              5,694          129,482
Trimble Navigation, Ltd.*                                 6,215          242,199
Varian Semiconductor Equip.*                              3,780          139,860
Viasat, Inc.*                                            18,416          374,397
Wabtech                                                  12,300          264,204
Websense, Inc.*                                           4,321          207,624
Westell Technologies, Inc. Cl A                          25,000          149,500
Wireless Facilities, Inc.*                               18,453          116,807
Xenogen Corporation*                                     30,020          112,575
aQuantive, Inc.*                                         36,370          644,476
                                                                  --------------
                                                                      36,670,239
                                                                  --------------

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (0.8%)
BellSouth Corp.                                          26,180          695,603
CT Communications, Inc.                                  11,886          155,112
SpectraLink Corporation                                  30,930          325,384
Sprint Corp. (FON Gp.)                                   25,701          644,838
Tekelec*                                                 25,000          420,000
Valor Communications Group                               17,370          239,706
Verizon Communications                                   28,970        1,000,914
                                                                  --------------
                                                                       3,481,557
                                                                  --------------
UTILITIES (1.2%)
Avista Corp.                                             11,647          216,518
Constellation Energy Group                                7,690          443,636
Dominion Resources, Inc.                                  8,080          592,991
Exelon Corp.                                             13,160          675,503
FirstEnergy Corp.                                         9,690          466,186
PNM Resources, Inc.                                      28,119          810,108
Sempra Energy                                             9,800          404,838
Sierra Pacific Resources*                                27,560          343,122
Southwestern Energy Co.*                                 13,694          643,344
Westar Energy, Inc.                                      24,352          585,179
                                                                  --------------
                                                                       5,181,425
                                                                  --------------

TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $149,933,457) 39.1%                                         166,052,507
                                                                  --------------

----------

* Non-income producing security.

                                                        Shares          Value($)
                                                        ------          --------
ACTIVE ASSETS:
PREFERRED STOCKS:
ENERGY (0.1%)
Whittier Energy                                          7,410           444,600
                                                                  --------------

TOTAL PREFERRED STOCKS (Cost: $444,600) 0.1%                             444,600
                                                                  --------------

                                                                                            Face
                                                         Rate(%)       Maturity           Amount($)              Value($)
                                                         -------       --------           ---------              --------
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1

GSC Capital Corp.                                         7.25         07/15/10            460,000                460,000
                                                                                                           --------------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%                                                             460,000
                                                                                                           --------------


                                                                                            Face
                                                         Rate(%)       Maturity           Amount($)              Value($)
                                                         -------       --------           ---------              --------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Anheuser-Busch Cos., Inc.                                 3.22         07/01/05           2,680,000             2,680,000
Coca-Cola Enterprises                                     3.35         07/01/05           1,040,000             1,040,000
Novartis Finance Corp.                                    3.32         07/01/05           2,010,000             2,010,000
                                                                                                           --------------
                                                                                                                5,730,000
                                                                                                           --------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,730,000) 1.4%                                                        5,730,000
                                                                                                           --------------

TOTAL ACTIVE ASSETS (Cost: $156,568,057) 40.7%                                                                172,687,107
                                                                                                           --------------

TEMPORARY CASH INVESTMENTS** (Cost: $485,500) 0.1%                                                                485,500
                                                                                                           --------------

TOTAL INVESTMENTS (Cost: $352,529,173  100.0%                                                                $424,381,464
                                                                                                           ==============


----------

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.                           14,633          882,370
Alcoa, Inc.                                              55,664        1,454,500
Allegheny Technologies, Inc.                              5,729          126,382
Ball Corp.                                                7,031          252,835
Bemis Co.                                                 6,839          181,507
Dow Chemical Co.                                         61,352        2,732,005
Du Pont (E.I.) de Nemours & Co.                          63,575        2,734,361
Eastman Chemical Co.                                      5,128          282,809
Ecolab, Inc.                                             14,018          453,622
Engelhard Corp.                                           7,699          219,806
Freeport-McMoran Copper Cl B                             11,468          429,362
Georgia-Pacific (Timber Group)                           16,603          527,975
Great Lakes Chemical Corp.                                3,323          104,575
Hercules, Inc.*                                           7,209          102,007
International Paper Co.                                  31,305          945,724
Intl. Flavors & Fragrances                                5,647          204,534
Louisiana-Pacific Corp.                                   7,075          173,904
MeadWestvaco Corp.                                       11,897          333,592
Monsanto Co.                                             17,116        1,076,083
Newmont Mining Corp. Holding Co.                         28,462        1,110,872
Nucor Corp.                                              10,224          466,419
PPG Industries, Inc.                                     10,956          687,599
Pactiv Corp.*                                             9,525          205,550
Phelps Dodge Corp.                                        6,183          571,928
Praxair, Inc.                                            20,646          962,104
Rohm & Haas Co.                                          12,317          570,770
Sealed Air Corp.*                                         5,342          265,978
Sigma-Aldrich Corp.                                       4,395          246,296
Temple-Inland, Inc.                                       7,945          295,157
United States Steel Group                                 7,288          250,489
Vulcan Materials Co.                                      6,518          423,605
Weyerhaeuser Co.                                         15,630          994,850
                                                                  --------------
                                                                      20,269,570
                                                                  --------------
CONSUMER, CYCLICAL (11.0%)
eBay, Inc.*                                              77,534        2,559,397
AutoZone, Inc.*                                           4,190          387,407
Autonation, Inc.*                                        14,251          292,431
Bed Bath & Beyond, Inc.*                                 18,856          787,804
Best Buy Co., Inc.                                       19,055        1,306,220
Big Lots, Inc.*                                           7,256           96,069
Black & Decker Corp.                                      5,102          458,415
Brunswick Corp.                                           6,195          268,367
Carnival Corp.                                           33,634        1,834,735
Centex Corp.                                              8,165          577,021
Circuit City Group, Inc.                                 12,208          211,076
Clear Channel Communications*                            32,545        1,006,617
Coach, Inc.*                                             24,070          808,030
Comcast Corp. Cl A*                                     140,763        4,321,424
Cooper Tire & Rubber Co.                                  4,073           75,636
Dana Corp.                                                9,590          143,946
Darden Restaurants, Inc.                                  9,299          306,681
Delphi Corporation                                       35,818          166,554
Dillard's, Inc. Cl A                                      4,570          107,029
Disney (Walt) Co.                                       130,285        3,280,576
Dollar General Corp.                                     19,258          392,093
Dow Jones & Co., Inc.                                     4,527          160,482

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd)
Eastman Kodak Co.                                        18,324          491,999
Family Dollar Stores, Inc.                               10,643          277,782
Federated Department Stores                              10,877          797,067
Ford Motor Co.                                          117,460        1,202,790
Fortune Brands, Inc.                                      9,283          824,330
Gannett Co., Inc.                                        15,852        1,127,553
Gap, Inc.                                                48,364          955,189
General Motors Corp.                                     36,091        1,227,094
Genuine Parts Co.                                        11,134          457,496
Goodyear Tire & Rubber Co.*                              11,230          167,327
Harley-Davidson, Inc.                                    18,168          901,133
Harrah's Entertainment, Inc.                             11,592          835,435
Hasbro, Inc.                                             10,698          222,411
Hilton Hotels Corp.                                      24,372          581,272
Home Depot, Inc.                                        136,989        5,328,872
International Game Technology                            21,945          617,752
Interpublic Group of Cos., Inc.*                         26,991          328,750
Johnson Controls, Inc.                                   12,257          690,437
Jones Apparel Group, Inc.                                 7,699          238,977
KB Home                                                   5,317          405,315
Knight-Ridder, Inc.                                       4,748          291,242
Kohl's Corp.*                                            20,821        1,164,102
Leggett & Platt                                          12,103          321,698
Limited Brands, Inc.                                     24,266          519,778
Liz Claiborne, Inc.                                       6,928          275,457
Lowe's Companies, Inc.                                   49,302        2,870,362
Marriott International, Inc.                             12,668          864,211
Mattel, Inc.                                             26,272          480,778
May Department Stores Co.                                19,112          767,538
Maytag Corp.                                              5,087           79,662
McDonald's Corp.                                         80,896        2,244,864
McGraw-Hill Cos., Inc.                                   23,909        1,057,973
Meredith Corp.                                            2,869          140,753
NIKE, Inc. Cl B                                          14,577        1,262,368
New York Times Co. Cl A                                   9,289          289,352
Newell Rubbermaid, Inc.                                  17,571          418,893
News Corp, Inc.                                         185,138        2,995,533
Nordstrom, Inc.                                           7,844          533,157
Office Depot, Inc.*                                      20,159          460,432
OfficeMax, Inc.                                           4,509          134,233
Omnicom Group, Inc.                                      11,704          934,681
Penney (J.C.) Co., Inc.                                  16,805          883,607
Pulte Homes, Inc.                                         7,573          638,025
RadioShack Corp.                                          9,935          230,194
Reebok International, Ltd.                                3,580          149,751
Sears Holding Corp.*                                      6,526          978,052
Sherwin-Williams Co.                                      7,989          376,202
Snap-On, Inc.                                             3,685          126,396
Stanley Works                                             4,809          219,002
Staples, Inc.                                            47,014        1,002,338
Starbucks Corp.*                                         24,878        1,285,197
Starwood Hotels & Resorts                                13,794          807,915
TJX Companies, Inc.                                      30,025          731,109
Target Corp.                                             56,381        3,067,690
Tiffany & Co.                                             9,171          300,442
Time Warner, Inc.*                                      299,062        4,997,326
Toys R Us, Inc.*                                         14,137          374,348
Tribune Co.                                              19,021          669,159
Univision Communications, Inc.*                          18,553          511,135
V F Corp.                                                 6,382          365,178
Viacom, Inc. Cl B                                       102,904        3,294,986

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd)
Visteon Corp.*                                            8,213           49,524
Wendy's International, Inc.                               7,336          349,560
Whirlpool Corp.                                           4,270          299,370
Yum! Brands, Inc.                                        18,493          963,115
                                                                  --------------
                                                                      78,003,679
                                                                  --------------
CONSUMER, NON-CYCLICAL (9.9%)
Alberto-Culver Co. Cl A                                   5,454          236,322
Albertson's, Inc.                                        23,509          486,166
Altria Group, Inc.                                      132,177        8,546,565
Anheuser-Busch Cos., Inc.                                49,551        2,266,958
Archer-Daniels-Midland Co.                               39,811          851,159
Avon Products, Inc.                                      30,126        1,140,269
Brown-Forman Corp. Cl B                                   5,753          347,826
CVS Corp.                                                51,701        1,502,948
Campbell Soup Co.                                        20,723          637,647
Clorox Co.                                                9,839          548,229
Coca-Cola Co.                                           144,454        6,030,955
Coca-Cola Enterprises, Inc.                              22,520          495,665
Colgate-Palmolive Co.                                    33,392        1,666,595
ConAgra Foods, Inc.                                      33,054          765,531
Costco Wholesale Corp.                                   30,487        1,366,427
General Mills, Inc.                                      23,596        1,104,057
Gillette Co.                                             63,672        3,223,713
Heinz (H.J.) Co.                                         22,342          791,354
Hershey Food Corp.                                       13,878          861,824
Kellogg Co.                                              22,322          991,990
Kimberly Clark Corp.                                     30,535        1,911,186
Kroger Co.*                                              46,513          885,142
McCormick & Co., Inc.                                     8,636          282,224
Molson Coors Brewing Co.                                  5,010          310,620
Pepsi Bottling Group, Inc.                               12,508          357,854
PepsiCo, Inc.                                           106,878        5,763,931
Proctor & Gamble Co.                                    157,937        8,331,177
RJ Reynolds Tobacco Holdings                              7,431          585,563
Safeway, Inc.                                            28,606          646,210
Sara Lee Corp.                                           50,249          995,433
Supervalu, Inc.*                                          8,686          283,250
Sysco Corp.                                              40,404        1,462,221
UST, Inc.                                                10,551          481,759
Wal-Mart Stores, Inc.                                   213,532       10,292,242
Walgreen Co.                                             65,254        3,001,031
Wrigley (Wm.) Jr. Co.                                    12,498          860,362
                                                                  --------------
                                                                      70,312,405
                                                                  --------------
ENERGY (8.7%)
Amerada Hess Corp.                                        5,480          583,675
Anadarko Petroleum Corp.                                 15,044        1,235,865
Apache Corp.                                             20,946        1,353,112
Ashland, Inc.                                             4,279          307,532
BJ Services Co.                                          10,333          542,276
Baker Hughes, Inc.                                       21,624        1,106,284
Burlington Resources, Inc.                               24,608        1,359,346
ChevronTexaco Corp.                                     133,918        7,488,695
ConocoPhillips                                           88,863        5,108,734
Devon Energy Corp.                                       30,236        1,532,360
EOG Resources, Inc.                                      15,270          867,336
El Paso Corp.                                            41,138          473,910
Exxon Mobil Corp.                                       406,290       23,349,486

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
ENERGY (Cont'd.)
Halliburton Co.                                          32,279        1,543,582
Kerr-McGee Corp.                                          7,435          567,365
Kinder Morgan, Inc.                                       6,926          576,243
Marathon Oil Corp.                                       22,202        1,184,921
Nabors Industries, Ltd*                                   9,493          575,466
National-Oilwell, Inc.*                                  10,981          522,037
Noble Corporation*                                        8,670          533,292
Occidental Petroleum Corp.                               25,418        1,955,407
Rowan Cos., Inc.                                          6,911          205,326
Schlumberger, Ltd.                                       37,604        2,855,648
Sunoco, Inc.                                              4,394          499,510
Transocean, Inc.*                                        20,813        1,123,278
Unocal Corp.                                             17,346        1,128,357
Valero Energy Corp.                                      16,386        1,296,296
Williams Cos., Inc.                                      36,433          692,227
XTO Energy, Inc.                                         23,037          783,028
                                                                  --------------
                                                                      61,350,594
                                                                  --------------
FINANCIAL (19.9%)
Ace, Ltd.                                                18,347          822,863
Aflac, Inc.                                              32,021        1,385,869
Allstate Corp.                                           42,650        2,548,337
AmSouth Bancorporation                                   22,528          585,728
Ambac Financial Group, Inc.                               6,912          482,181
American Express Co.                                     74,748        3,978,836
American Int'l. Group, Inc.                             165,619        9,622,464
Aon Corp.                                                20,284          507,911
Apartment Investment & Mgmt. Co.                          6,083          248,916
Archstone-Smith Trust                                    12,691          490,126
BB & T Corp.                                             34,871        1,393,794
Bank of America Corp.                                   256,675       11,706,947
Bank of New York Co., Inc.                               49,683        1,429,877
Bear Stearns Cos., Inc.                                   7,255          754,085
CIT Group Hldgs., Inc.                                   13,434          577,259
Capital One Financial Corp.                              16,091        1,287,441
Charles Schwab Corp.                                     72,726          820,349
Chubb Corp.                                              12,468        1,067,385
Cincinnati Financial Corp.                               10,637          420,800
Citigroup, Inc.                                         332,026       15,349,562
Comerica, Inc.                                           10,774          622,737
Compass Bancshares, Inc.                                  7,910          355,950
Countrywide Financial Corp.                              37,509        1,448,222
E*Trade Financial Corp.*                                 23,519          329,031
Equity Office Properties                                 26,012          860,997
Equity Residential                                       18,293          673,548
Fannie Mae                                               61,776        3,607,718
Federated Investors, Inc.                                 6,051          181,591
Fifth Third Bancorp                                      33,299        1,372,252
First Tennessee Natl. Corp.                               7,923          334,351
Franklin Resources, Inc.                                 12,648          973,643
Freddie Mac                                              44,078        2,875,208
Golden West Financial Corp.                              18,041        1,161,480
Goldman Sachs Group, Inc.                                28,203        2,877,270
Hartford Financial Svc. Gp., Inc.                        18,932        1,415,735
Huntington Bancshares, Inc.                              14,826          357,900
J.P. Morgan Chase & Co.                                 224,579        7,932,130
Janus Capital Group                                      14,480          217,779
Jefferson-Pilot Corp.                                     8,683          437,797
KeyCorp.                                                 26,019          862,530
Lehman Brothers Holdings, Inc.                           17,654        1,752,689
Lincoln National Corp.                                   11,089          520,296

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Loews Corp.                                              10,190          789,725
M & T Bank Corp.                                          6,239          656,093
MBIA, Inc.                                                8,642          512,557
MBNA Corp.                                               80,908        2,116,553
MGIC Investment Corp.                                     6,023          392,820
Marsh & McLennan Cos., Inc.                              34,011          942,105
Marshall & Ilsley Corp.                                  13,590          604,076
Mellon Financial Corp.                                   27,011          774,946
Merrill Lynch & Co., Inc.                                60,336        3,319,083
MetLife, Inc.                                            46,804        2,103,372
Moody's Corp.                                            17,627          792,510
Morgan Stanley                                           69,926        3,669,017
National City Corp.                                      37,926        1,294,035
North Fork Bancorp, Inc.                                 30,482          856,239
Northern Trust Corp.                                     12,978          591,667
PNC Financial Services Group                             18,096          985,508
Plum Creek Timber Co.                                    11,740          426,162
Principal Financial Group, Inc.                          18,750          785,625
Progressive Corp. of Ohio                                12,688        1,253,701
Prologis Trust                                           11,914          479,419
Providian Financial Corp.*                               18,780          331,091
Prudential Financial, Inc.                               33,316        2,187,529
Regions Financial Corp.                                  29,609        1,003,153
SLM Corporation                                          26,777        1,360,272
Safeco Corp.                                              8,136          442,110
Simon Property Group                                     14,020        1,016,310
Sovereign Bancorp, Inc.                                  23,275          519,964
St. Paul Travelers Cos., Inc.                            43,003        1,699,908
State Street Corp.                                       21,125        1,019,281
Suntrust Banks, Inc.                                     21,686        1,566,597
Synovus Financial Corp.                                  19,856          569,272
T. Rowe Price Group, Inc.                                 7,895          494,227
Torchmark Corp.                                           6,646          346,921
UNUM Provident Corp.                                     19,007          348,208
US Bancorp                                              116,974        3,415,641
Wachovia Corp.                                          100,615        4,990,504
Washington Mutual, Inc.                                  55,990        2,278,233
Wells Fargo & Company                                   107,693        6,631,735
XL Capital Limited                                        8,943          665,538
Zions Bancorporation                                      5,724          420,886
                                                                  --------------
                                                                     141,304,177
                                                                  --------------
HEALTHCARE (13.1%)
Abbott Laboratories                                      98,971        4,850,569
Aetna, Inc.                                              18,538        1,535,317
Allergan, Inc.                                            8,325          709,623
Amerisource Bergen Corp.                                  6,727          465,172
Amgen, Inc.*                                             78,982        4,775,252
Applera Corp. Applied Biosys                             12,595          247,744
Bard (C.R.), Inc.                                         6,709          446,216
Bausch & Lomb, Inc.                                       3,412          283,196
Baxter International, Inc.                               39,618        1,469,828
Becton Dickinson & Co.                                   16,117          845,659
Biogen Idec, Inc.*                                       21,996          757,762
Biomet, Inc.                                             16,070          556,665
Boston Scientific Corp.*                                 47,858        1,292,166
Bristol-Myers Squibb Co.                                124,729        3,115,730
CIGNA Corp.                                               8,354          894,129

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Cardinal Health, Inc.                                    27,333        1,573,834
Caremark Rx, Inc.*                                       28,953        1,288,988
Chiron Corp.*                                             9,452          329,780
Express Scripts, Inc.*                                    9,468          473,211
Forest Laboratories, Inc.*                               21,730          844,211
Genzyme Corp. (Genl. Div)*                               16,102          967,569
Gilead Sciences, Inc.*                                   28,837        1,268,540
Guidant Corp.                                            20,743        1,396,004
HCA, Inc.                                                26,749        1,515,866
Health Management Associates                             15,736          411,968
Hospira, Inc.*                                           10,090          393,510
Humana, Inc.*                                            10,329          410,474
IMS Health, Inc.                                         14,462          358,224
Johnson & Johnson                                       189,785       12,336,025
King Pharmaceuticals, Inc.*                              15,428          160,760
Laboratory Corp. of America*                              8,588          428,541
Lilly (Eli) & Co.                                        72,319        4,028,891
Manor Care, Inc.                                          5,514          219,071
McKesson Corp.                                           18,841          843,888
Medco Health Solutions*                                  17,689          943,885
Medimmune, Inc.*                                         15,819          422,684
Medtronic, Inc.                                          77,197        3,998,033
Merck & Co., Inc.                                       140,614        4,330,911
Millipore Corp.*                                          3,188          180,855
Mylan Laboratories, Inc.                                 17,191          330,755
PerkinElmer, Inc.                                         8,275          156,398
Pfizer, Inc.                                            474,557       13,088,282
Quest Diagnostics, Inc.                                  11,610          618,465
Schering-Plough Corp.                                    94,146        1,794,423
St. Jude Medical, Inc.*                                  23,124        1,008,438
Stryker Corp.                                            23,928        1,138,016
Tenet Healthcare Corp.*                                  29,906          366,049
Thermo Electron Corp.*                                   10,288          276,439
UnitedHealth Group, Inc.                                 80,812        4,213,538
Waters Corp.*                                             7,493          278,515
Watson Pharmaceuticals, Inc.*                             7,031          207,836
WellPoint, Inc.*                                         39,100        2,722,924
Wyeth                                                    85,428        3,801,546
Zimmer Holdings, Inc.*                                   15,762        1,200,592
                                                                  --------------
                                                                      92,572,967
                                                                  --------------
INDUSTRIAL (11.2%)
3M Company                                               49,126        3,551,810
Allied Waste Industries, Inc.*                           17,287          137,086
American Power Conversion                                11,574          273,031
American Standard Cos., Inc.                             11,404          478,056
Apollo Group, Inc. Cl A*                                 10,434          816,147
Avery Dennison Corp.                                      6,486          343,499
Block (H. & R.), Inc.                                    10,547          615,417
Boeing Co.                                               52,740        3,480,840
Burlington Northern Santa Fe                             24,033        1,131,474
CSX Corp.                                                13,822          589,647
Caterpillar, Inc.                                        21,811        2,078,806
Cendant Corp.                                            67,109        1,501,228
Cintas Corp.                                              9,556          368,862
Cooper Industries, Ltd.*                                  5,926          378,671
Cummins, Inc.                                             2,782          207,565
Danaher Corp.                                            17,564          919,300
Deere & Co.                                              15,733        1,030,354
Delta Air Lines, Inc.*                                    9,168           34,472
Donnelley (R.R.) & Sons Co.                              13,614          469,819

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Dover Corp.                                              13,003          473,049
Eaton Corp.                                               9,618          576,118
Emerson Electric Co.                                     26,596        1,665,707
Equifax, Inc.                                             8,285          295,857
FedEx Corp.                                              19,280        1,561,873
Fisher Scientific Int'l*                                  7,666          497,523
Fluor Corp.                                               5,526          318,242
General Dynamics Corp.                                   12,789        1,400,907
General Electric Co.                                    676,917       23,455,166
Goodrich Corporation                                      7,694          315,146
Grainger (W.W.), Inc.                                     5,325          291,757
Honeywell International, Inc.                            54,444        1,994,284
ITT Industries, Inc.                                      5,890          575,041
Illinois Tool Works, Inc.                                17,422        1,388,185
Ingersoll Rand Co.*                                      10,758          767,583
L-3 Communications Hldgs., Inc.                           7,574          580,017
Lockheed Martin Corp.                                    25,787        1,672,803
Masco Corp.                                              27,681          879,149
Monster Worldwide, Inc.*                                  7,715          221,266
Navistar International Corp.*                             4,203          134,496
Norfolk Southern Corp.                                   25,803          798,861
Northrop Grumman Corp.                                   22,912        1,265,888
PACCAR, Inc.                                             11,096          754,528
Pall Corp.                                                7,939          241,028
Parker Hannifin Corp.                                     7,671          475,679
Pitney Bowes, Inc.                                       14,681          639,358
Raytheon Co.                                             28,863        1,129,121
Robert Half Intl., Inc.                                  10,178          254,145
Rockwell Automation, Inc.                                11,154          543,311
Rockwell Collins                                         11,371          542,169
Ryder System, Inc.                                        4,106          150,280
Southwest Airlines Co.                                   47,081          655,838
Textron, Inc.                                             8,613          653,296
Tyco International, Ltd.                                128,896        3,763,763
Union Pacific Corp.                                      16,785        1,087,668
United Parcel Service Cl B                               71,095        4,916,930
United Technologies Corp.                                65,334        3,354,901
Waste Management, Inc.                                   36,255        1,027,467
                                                                  --------------
                                                                      79,724,484
                                                                  --------------

COMMON STOCKS:
TECHNOLOGY (14.8%)
ADC Telecommunications, Inc.*                             7,404          161,185
Adobe Systems, Inc.                                      31,210          893,230
Advanced Micro Devices, Inc.*                            25,207          437,089
Affiliated Computer Svcs.*                                8,071          412,428
Agilent Technologies, Inc.*                              27,597          635,283
Altera Corp.*                                            23,716          470,051
Analog Devices, Inc.                                     23,615          881,076
Andrew Corp.*                                            10,368          132,296
Apple Computer, Inc.*                                    52,587        1,935,727
Applied Materials, Inc.                                 104,924        1,697,670
Applied Micro Circuits, Corp.*                           19,564           50,084
Autodesk, Inc.*                                          14,596          501,665
Automatic Data Processing, Inc.                          37,232        1,562,627
Avaya, Inc.*                                             30,447          253,319
BMC Software, Inc.*                                      14,139          253,795
Broadcom Corp. Cl A*                                     18,679          663,291
Ciena Corp.*                                             36,797           76,906
Cisco Systems, Inc.*                                    407,881        7,794,606

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Citrix Systems, Inc.*                                    10,803          233,993
Computer Associates Intl., Inc.                          33,969          933,468
Computer Sciences Corp.*                                 11,750          513,475
Compuware Corp.*                                         24,794          178,269
Comverse Technology, Inc.*                               12,783          302,318
Convergys Corp.*                                          9,077          129,075
Corning, Inc.*                                           92,498        1,537,317
Dell, Inc.*                                             154,524        6,105,243
EMC Corp.*                                              153,356        2,102,511
Electronic Arts, Inc.*                                   19,563        1,107,461
Electronic Data Systems Corp.                            33,117          637,502
First Data Corp.                                         49,696        1,994,797
Fiserv, Inc.*                                            12,209          524,377
Freescale Semiconductor - A*                             25,645          543,161
Gateway, Inc.*                                           18,956           62,555
Hewlett-Packard Co.                                     184,218        4,330,965
Intel Corp.                                             393,988       10,267,327
Intl. Business Machines Corp.                           102,969        7,640,300
Intuit, Inc.*                                            11,834          533,832
JDS Uniphase Corp.*                                      92,427          140,489
Jabil Circuit, Inc.*                                     11,751          361,108
KLA Tencor Corp.                                         12,566          549,134
LSI Logic Corp.*                                         24,751          210,136
Lexmark Int'l, Inc.*                                      8,082          523,956
Linear Technology Corp.                                  19,530          716,556
Lucent Technologies*                                    282,752          822,808
Maxim Integrated Products, Inc.                          20,932          799,812
Mercury Interactive Corp.*                                5,527          212,016
Micron Technology, Inc.*                                 39,244          400,681
Microsoft Corp.                                         641,311       15,930,165
Molex Inc., Cl A                                         10,725          279,279
Motorola, Inc.                                          156,512        2,857,909
NCR Corp.*                                               11,922          418,701
NVIDIA Corporation*                                      10,784          288,148
National Semiconductor Corp.                             22,280          490,828
Network Appliance, Inc.*                                 23,369          660,642
Novell, Inc.*                                            24,311          150,728
Novellus Systems, Inc.*                                   8,815          217,819
Oracle Corp.*                                           282,205        3,725,106
PMC Sierra, Inc.*                                        11,512          107,407
Parametric Technology Corp.*                             17,338          110,616
Paychex, Inc.                                            22,706          738,853
QLogic Corp.*                                             5,801          179,077
Qualcomm, Inc.                                          104,263        3,441,722
Sabre Group Holdings, Inc.                                8,364          166,862
Sanmina Corp.*                                           33,543          183,480
Scientific-Atlanta, Inc.                                  9,726          323,584
Siebel Systems, Inc.                                     32,977          293,495
Solectron Corp.*                                         62,051          235,173
Sun Microsystems, Inc.*                                 217,387          810,854
Sungard Data Sys. Inc.*                                  18,525          651,524
Symantec Corp.*                                          45,401          987,018
Symbol Technologies, Inc.                                15,495          152,936
Tektronix, Inc.                                           5,649          131,452
Tellabs, Inc.*                                           28,611          248,916
Teradyne, Inc.*                                          12,497          149,589
Texas Instruments, Inc.                                 106,087        2,977,862
Unisys Corp.*                                            21,626          136,893
Veritas Software Corp.*                                  27,279          665,608
Xerox Corp.*                                             61,156          843,341

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Xilinx, Inc.                                             22,391          570,971
Yahoo!, Inc.*                                            83,780        2,902,977
                                                                  --------------
                                                                     105,256,505
                                                                  --------------
TELECOMMUNICATIONS (3.1%)
AT&T Corp.                                               51,136          973,629
Alltel Corp.                                             20,875        1,300,095
BellSouth Corp.                                         116,864        3,105,076
CenturyTel, Inc.                                          8,379          290,165
Citizens Communications Co.                              21,738          292,159
Nextel Communications, Inc.*                             71,827        2,320,730
Qwest Communications Intl.*                             106,724          395,946
SBC Communications, Inc.                                210,820        5,006,975
Sprint Corp. (FON Gp.)                                   94,443        2,369,562
Verizon Communications                                  176,613        6,101,979
                                                                  --------------
                                                                      22,156,316
                                                                  --------------
UTILITIES (3.4%)
AES Corp.*                                               41,689          682,866
Allegheny Energy, Inc.*                                  10,374          261,632
Ameren Corp.                                             12,976          717,573
American Electric Power, Inc.                            24,510          903,684
CINergy Corp.                                            12,658          567,332
CMS Energy Corp.*                                        13,964          210,298
Calpine Corp.*                                           34,339          116,753
Centerpoint Energy, Inc.                                 18,541          244,927
Consolidated Edison, Inc.                                15,516          726,769
Constellation Energy Group                               11,331          653,685
DTE Energy Co.                                           11,117          519,942
Dominion Resources, Inc.                                 21,732        1,594,911
Duke Energy Corp.                                        59,147        1,758,440
Dynergy, Inc.*                                           21,188          102,974
Edison International                                     20,795          843,237
Entergy Corp.                                            13,531        1,022,267
Exelon Corp.                                             42,707        2,192,150
FPL Group, Inc.                                          25,016        1,052,173
FirstEnergy Corp.                                        21,052        1,012,812
Keyspan Corporation                                      11,038          449,247
NiSource, Inc.                                           17,350          429,066
Nicor, Inc.                                               2,817          115,976
PG & E Corp.                                             23,621          886,732
PPL Corporation                                          12,111          719,151
Peoples Energy Corp.                                      2,426          105,434
Pinnacle West Capital Corp.                               6,277          279,013
Progress Energy, Inc.                                    15,872          718,049
Public Svc. Enterprise Group                             15,236          926,654
Sempra Energy                                            15,271          630,845
Southern Co.                                             47,506        1,647,033
TXU Corp.                                                15,297        1,271,028
Teco Energy, Inc.                                        13,210          249,801
Xcel Energy, Inc.                                        25,674          501,156
                                                                  --------------
                                                                      24,113,610
                                                                  --------------

TOTAL COMMON STOCKS (Cost: $625,216,434) 98.0%                       695,064,307
                                                                  --------------

----------

* Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                                 Face
                                                              Rate(%)       Maturity            Amount($)           Value($)
                                                              -------       --------            ---------           --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.1%)
U.S. Treasury Bill (a)                                         2.84         07/21/05             600,000             599,048
U.S. Treasury Bill (a)                                         2.80         08/04/05             500,000             498,672
                                                                                                            ----------------
                                                                                                                   1,097,720
                                                                                                            ----------------
COMMERCIAL PAPER (1.9%)
Anheuser-Busch Cos., Inc.                                      3.22         07/01/05          13,260,000          13,260,000
                                                                                                            ----------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,357,720) 2.0%                                                         14,357,720
                                                                                                            ----------------

TOTAL INVESTMENTS (Cost: $639,574,154) 100.0%                                                                   $709,422,027
                                                                                                            ================


----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUSTANDING AS OF JUNE 30, 2005:

                                                                       Expiration     Underlying Face          Unrealized
                                                                          Date        Amount at Value          Gain(Loss)
                                                                          ----        ---------------          ----------
Purchased
48 S&P 500 Stock Index Futures Contracts                             September 2005      $14,346,000           $(199,800)


Face Value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------

COMMON STOCKS:
BASIC MATERIALS (4.7%)
Airgas, Inc.                                             19,275          475,514
Albemarle Corp.                                          12,683          462,549
Arch Coal, Inc.                                          17,262          940,261
Bowater, Inc.                                            15,229          492,963
Cabot Corp.                                              17,142          565,686
Chemtura Corp.                                           31,993          452,701
Cytec Industries, Inc.                                   11,767          468,327
FMC Corp.*                                               10,217          573,582
Ferro Corp.                                              11,412          226,642
Glatfelter                                               10,180          126,232
Longview Fibre Co.                                       13,910          285,851
Lubrizol Corp.                                           18,459          775,463
Lyondell Chemical Co.                                    60,179        1,589,929
Martin Marietta Materials, Inc.                          12,693          877,340
Minerals Technologies, Inc.                               5,587          344,159
Olin Corp.                                               19,383          353,546
Packaging Corp of America                                23,113          486,529
Peabody Energy Corp.                                     32,406        1,686,408
Potlatch Corp.                                            7,900          413,407
RPM International, Inc.                                  32,002          584,357
Scotts Co. Cl A*                                          7,567          538,846
Sensient Technologies Corp.                              12,866          265,168
Sonoco Products Co.                                      27,022          716,083
Steel Dynamics, Inc.                                     11,236          294,945
Valspar Corp.                                            13,887          670,603
Worthington Industries, Inc.                             21,780          344,124
                                                                   -------------
                                                                      15,011,215
                                                                   -------------
CONSUMER, CYCLICAL (16.9%)
99 Cent Only Stores*                                     16,090          204,504
Abercrombie & Fitch Co. Cl A                             23,515        1,615,480
Advance Auto Parts*                                      19,509        1,259,306
Aeropostale, Inc.*                                       15,102          507,427
American Eagle Outfitters                                37,774        1,157,773
American Greetings Corp. Cl A                            18,660          494,490
Ann Taylor Stores Corp.*                                 19,873          482,516
Applebees Intl., Inc.                                    22,093          585,244
ArvinMeritor, Inc.                                       19,093          339,664
Bandag, Inc.                                              4,265          196,403
Barnes & Noble, Inc.*                                    17,215          667,942
Belo Corporation                                         29,124          698,102
Blyth, Inc.                                               9,598          269,224
Bob Evans Farms, Inc.                                     9,630          224,572
Borders Group, Inc.                                      19,359          489,976
Borg-Warner, Inc.                                        15,384          825,659
Boyd Gaming Corp.                                        18,290          935,168
Brinker International, Inc.*                             24,160          967,608
CBRL Group, Inc.                                         12,747          495,348
Callaway Golf Co.                                        19,322          298,138
CarMax, Inc.*                                            28,384          756,434

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Catalina Marketing Corp.                                 12,945          328,932
Cheesecake Factory, Inc.*                                21,264          738,499
Chico's FAS, Inc.*                                       49,143        1,684,622
Claire's Stores, Inc.                                    27,005          649,470
D.R. Horton, Inc.                                        79,940        3,006,543
Dollar Tree Stores*                                      29,539          708,936
Emmis Communications Cl A*                                9,062          160,126
Entercom Communications*                                 11,505          383,001
Foot Locker, Inc.                                        42,669        1,161,450
Furniture Brands Intl., Inc.                             14,450          312,265
GTECH Holdings Corp.                                     31,294          915,037
Gentex Corp.                                             42,473          773,009
Harman Intl. Industries, Inc.                            17,426        1,417,779
Harte-Hanks, Inc.                                        19,317          574,294
Hovanian Enterprises, Inc.*                              13,287          866,312
International Speedway Corp.                             12,041          677,427
Krispy Kreme Doughnuts, Inc.*                            16,818          117,053
Lear Corp.                                               18,271          664,699
Lee Enterprises                                          12,356          495,352
Lennar Corp.                                             39,385        2,498,978
Media General, Inc. Cl A                                  6,534          423,142
Michaels Stores, Inc.                                    36,925        1,527,587
Modine Manufacturing Co.                                  8,892          289,524
Mohawk Industries, Inc.*                                 16,166        1,333,695
Neiman-Marcus Group, Inc.                                13,330        1,291,944
O'Reilly Automotive, Inc.*                               28,771          857,664
Outback Steakhouse, Inc.                                 18,517          837,709
Pacific Sunwear of California*                           20,435          469,801
Payless Shoesource, Inc.*                                18,352          352,358
PetSmart, Inc.                                           39,095        1,186,533
Pier 1 Imports, Inc.                                     23,443          332,656
Reader's Digest Assn.                                    27,120          447,480
Regis Corporation                                        12,252          478,808
Rent-A-Center, Inc.*                                     19,131          445,561
Ross Stores, Inc.                                        40,099        1,159,262
Ruby Tuesday, Inc.                                       17,554          454,649
Ryland Group, Inc.                                       12,828          973,260
Saks Incorporated*                                       38,053          721,865
Scholastic Corp.*                                        10,204          393,364
Thor Industries, Inc.                                    12,488          392,498
Timberland Company Cl A*                                 16,456          637,176
Toll Brothers, Inc.*                                     17,072        1,733,662
Tupperware Corp.                                         15,390          359,664
Urban Outfitters, Inc.*                                  17,858        1,012,370
Valassis Communication, Inc.*                            13,606          504,102
Washington Post Co. Cl B                                  1,884        1,573,197
Westwood One, Inc.                                       23,207          474,119
Williams-Sonoma, Inc.*                                   31,575        1,249,423
                                                                   -------------
                                                                      53,517,835
                                                                   -------------
CONSUMER, NON-CYCLICAL (4.3%)
BJ's Wholesale Club, Inc.*                               18,637          605,516
Church & Dwight                                          17,293          626,007
Constellation Brands, Inc. Cl A*                         56,883        1,678,048
Dean Foods Co.*                                          40,985        1,444,311
Energizer Holdings, Inc.*                                19,466        1,210,201
Hormel Foods Corp.                                       28,609          839,102
J.M. Smucker Co.                                         15,908          746,722
Lancaster Colony Corp.                                    8,225          353,017
PepsiAmericas, Inc.                                      28,398          728,693
Ruddick Corp.                                            12,263          313,074
Smithfield Foods, Inc.*                                  27,280          743,926
Tootsie Roll Inds., Inc.                                 11,535          337,399
Tyson Foods, Inc.                                        82,815        1,474,107
Universal Corp.                                           6,991          306,066
Whole Foods Market, Inc.                                 17,792        2,104,794
                                                                   -------------
                                                                      13,510,983
                                                                   -------------
ENERGY (7.1%)
Cooper Cameron Corp.*                                    14,960          928,268
ENSCO International, Inc.                                41,323        1,477,297
FMC Technologies, Inc.*                                  18,838          602,251
Forest Oil Corp.*                                        15,359          645,078
Grant Prideco, Inc.*                                     33,899          896,629
Hanover Compressor Co.*                                  21,331          245,520
Helmerich & Payne, Inc.                                  13,940          654,065

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
ENERGY (Cont'd.)
Murphy Oil Corp.                                         47,715        2,492,154
NewField Exploration Company*                            34,422        1,373,094
Noble Energy, Inc.                                       23,705        1,793,283
Overseas Shipholding Group                                9,453          563,871
Patterson UTI Energy, Inc.                               46,182        1,285,245
Pioneer Natural Resources Co.                            39,212        1,650,041
Plains Exploration & Prod. Co.                           21,079          748,937
Pogo Producing Co.                                       16,612          862,495
Pride International, Inc.*                               40,033        1,028,848
Smith International, Inc.                                28,907        1,841,376
Tidewater, Inc.                                          16,544          630,657
Weatherford International, Ltd.*                         37,679        2,184,628
Western Gas Resources                                    17,586          613,751
                                                                   -------------
                                                                      22,517,488
                                                                   -------------
FINANCIAL (16.5%)
AMB Property Corp.                                       22,900          994,547
Allmerica Financial Corp.*                               14,550          539,659
AmerUs Group Co.                                         10,668          512,597
American Financial Group                                 15,948          534,577
Americredit Corp.*                                       40,219        1,025,584
Associated Banc-Corp.                                    34,790        1,171,031
Astoria Financial Corp.                                  27,353          778,740
Bank of Hawaii Corp.                                     14,256          723,492
Berkley (W.R.) Corp.                                     32,455        1,157,994
Brown & Brown, Inc.                                      16,949          761,688
City National Corp.                                      12,288          881,172
Colonial BancGroup, Inc.                                 42,237          931,748
Commerce Bancorp, Inc. NJ                                44,143        1,337,974
Cullen Frost Bankers, Inc.                               13,273          632,458
Developers Diversified Realty                            29,568        1,358,945
Eaton Vance Corp.                                        35,830          856,695
Edwards (A.G.), Inc.                                     20,972          946,886
Everest RE Group*                                        15,351        1,427,643
Fidelity Natl. Finl., Inc.                               47,049        1,679,179
First American Corp.                                     23,403          939,396
Firstmerit Corp.                                         22,772          594,577
GATX Corp.                                               13,601          469,235
Gallagher (Arthur J.) & Co.                              25,382          688,614
Greater Bay Bancorp                                      13,934          367,440
HCC Insurance Holdings, Inc.                             19,009          719,871
Hibernia Corp. Cl A                                      42,732        1,417,848
Highwoods Properties, Inc.                               14,629          435,359
Horace Mann Educators Corp.                              11,680          219,818
Hospitality Properties Trust                             18,356          808,949
Independence Community Bank Corp.                        21,258          785,058
Indymac Bancorp, Inc.                                    17,014          692,980
Investors Financial Services                             18,191          687,984
Jefferies Group                                          14,135          535,575
Labranche & Co.*                                         15,684           98,809
Legg Mason, Inc.                                         29,965        3,119,656
Leucadia National                                        25,793          996,384
Liberty Property Trust                                   23,705        1,050,369
Mack-Cali Realty Corp.                                   15,424          698,707
Mercantile Bankshares Corp.                              21,648        1,115,521
MoneyGram International, Inc.                            23,519          449,683
New Plan Excel Realty Trust                              28,106          763,640
New York Community Bancorp, Inc.                         66,534        1,205,596
Ohio Casualty Corp.                                      17,057          412,438
Old Republic Intl. Corp.                                 49,751        1,258,203
PMI Group, Inc.                                          25,468          992,743
Protective Life Corp.                                    18,959          800,449
Regency Centers Corp.                                    17,191          983,325
Radian Group, Inc.                                       23,467        1,108,112
Raymond James Financial, Inc.                            18,160          513,020
Rayonier, Inc.                                           13,695          726,246
SEI Investments                                          22,570          842,990
SVB Financial Group*                                      9,664          462,906
StanCorp Financial Group, Inc.                            7,622          583,693
TCF Financial                                            34,260          886,649
Texas Regional Bancshares                                11,220          341,986
United Dominion Realty Tr, Inc.                          37,293          896,897
Unitrin, Inc.                                            15,783          774,945
Waddell & Reed Financial, Inc.                           22,783          421,486
Washington Federal, Inc.                                 23,619          555,519

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Webster Financial Corp.                                  14,644          683,728
Weingarten Realty Investors                              23,066          904,649
Westamerica Bancorp                                       8,931          471,646
Wilmington Trust Corp.                                   18,391          662,260
                                                                   -------------
                                                                      52,397,568
                                                                   -------------
HEALTHCARE (11.0%)
Advanced Medical Optics, Inc.*                           17,703          703,694
Apria Healthcare Group, Inc.*                            13,354          462,583
Barr Pharmaceuticals, Inc.*                              25,309        1,233,561
Beckman Coulter, Inc.                                    16,841        1,070,582
Cephalon, Inc.*                                          15,807          629,277
Charles River Laboratories, Inc.                         18,155          875,979
Community Health Systems Inc.*                           18,458          697,528
Covance, Inc.*                                           17,162          770,059
Coventry Health Care*                                    29,242        2,068,871
Cytyc Corp.*                                             31,039          684,720
Dentsply International, Inc.                             20,576        1,111,104
Edwards Lifesciences Corp.*                              16,213          697,483
Gen-Probe, Inc.*                                         13,765          498,706
Health Net, Inc.*                                        30,634        1,168,993
Hillenbrand Industries, Inc.                             15,932          805,363
Inamed Corp.*                                             9,843          659,186
Invitrogen Corp.*                                        14,144        1,178,054
Ivax Corp.*                                              63,115        1,356,973
Lifepoint Hospitals, Inc.*                               14,000          707,280
Lincare Holdings, Inc.*                                  26,972        1,101,536
Millennium Pharmaceuticals, Inc.*                        83,770          776,548
Omnicare, Inc.                                           28,586        1,212,904
Pacificare Health Systems, Inc.*                         23,728        1,695,366
Par Pharmaceutical Cos., Inc.*                            9,312          296,215
Patterson Cos., Inc.*                                    37,422        1,686,984
Perrigo Co.                                              24,277          338,421
Protein Design*                                          28,873          583,523
Renal Care Group, Inc.*                                  18,518          853,680
Schein (Henry), Inc.*                                    23,626          980,952
Sepracor, Inc.*                                          28,532        1,712,205
Steris Corp.                                             18,836          485,404
Techne Corp.*                                            10,471          480,724
Triad Hospitals, Inc.*                                   22,012        1,202,736
Universal Health Services Cl B                           15,820          983,688
VCA Antech, Inc.*                                        20,841          505,394
Valeant Pharmaceuticals                                  25,202          444,311
Varian Medical Systems, Inc.*                            35,984        1,343,283
Varian, Inc.*                                             9,302          351,523
Vertex Pharmaceutical*                                   25,338          426,692
                                                                   -------------
                                                                      34,842,085
                                                                   -------------
INDUSTRIAL (11.6%)
ADESA, Inc.                                              24,326          529,577
AGCO Corp.*                                              24,625          470,830
AirTran Holdings, Inc.*                                  23,641          218,206
Alaska Air Group, Inc.*                                   7,031          209,172
Alexander & Baldwin, Inc.                                11,920          552,492
Alliant TechSystems, Inc.*                               10,049          709,458
Ametek, Inc.                                             18,969          793,853
Banta Corp.                                               6,756          306,452
C.H. Robinson Worldwide, Inc.                            23,319        1,357,166
CNF, Inc.                                                14,334          643,597
Career Education Corp.*                                  27,966        1,023,835
Carlisle Companies, Inc.                                  8,471          581,365
ChoicePoint, Inc.*                                       24,568          983,948
Copart, Inc.*                                            21,881          520,768
Corinthian Colleges, Inc.*                               24,776          316,390
Crane Co.                                                15,088          396,814
DeVry, Inc.*                                             17,645          351,135
Deluxe Corp.                                             13,763          558,778
Donaldson Company, Inc.                                  20,749          629,317
Dun & Bradstreet*                                        18,548        1,143,484
Dycom Industries, Inc.*                                  13,302          263,513
Education Management Corp.*                              18,620          628,053
Expeditors Int'l Wash., Inc.                             29,043        1,446,632
Fastenal Co.                                             18,598        1,139,313
Federal Signal Corp.                                     13,178          205,577

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Flowserve Corporation*                                   15,053          455,504
Graco, Inc.                                              18,843          641,981
Granite Construction                                     10,105          283,951
HNI Corporation                                          14,089          720,652
Harsco Corp.                                             11,324          617,724
Hubbell, Inc. Cl B                                       16,773          739,689
Hunt (JB) Transport Svcs., Inc.                          37,106          716,146
ITT Educational Services, Inc.*                          12,573          671,650
Jacobs Engineering Group, Inc.*                          15,622          878,894
JetBlue Airways Corp.*                                   26,744          546,647
Kelly Services, Inc.                                      7,461          213,683
Kennametal, Inc.                                         10,337          473,951
Korn/Ferry International*                                 9,584          170,116
Laureate Education, Inc.*                                13,452          643,813
Manpower, Inc.                                           24,528          975,724
Martek Biosciences Corp.*                                 8,624          327,281
Miller (Herman), Inc.                                    19,160          590,894
Nordson Corp.                                             8,940          306,463
Pentair, Inc.                                            27,679        1,184,938
Precision Castparts Corp.                                17,993        1,401,655
Quanta Services, Inc.*                                   26,602          234,098
Republic Services, Inc.                                  35,133        1,265,139
Rollins, Inc.                                            13,398          268,496
SPX, Inc.                                                20,465          940,981
Sequa Corp. Cl A*                                         2,288          151,397
Sotheby's Holdings*                                      13,107          179,566
Stericycle, Inc.*                                        12,035          605,601
Swift Transportation Co., Inc.*                          16,911          393,857
Tecumseh Products Co. Cl A                                5,042          138,352
Teleflex, Inc.                                           10,525          624,869
The Brink's Company                                      15,450          556,200
Thomas & Betts Corp.*                                    16,340          461,442
Trinity Industries                                       11,593          371,324
United Rentals*                                          19,715          398,440
Werner Enterprises, Inc.                                 17,302          339,811
Yellow Roadway Corp.*                                    15,637          794,360
York International Corp.                                 11,436          434,568
                                                                   -------------
                                                                      36,699,582
                                                                   -------------
TECHNOLOGY (12.9%)
3Com Corp.*                                             104,486          380,329
Activision, Inc.*                                        54,948          907,741
Acxiom Corp.                                             23,945          499,972
Adtran, Inc.                                             18,667          462,755
Advent Software, Inc.*                                    7,289          147,675
Alliance Data Systems*                                   18,164          736,732
Amphenol Corp. Cl A                                      24,022          964,964
Anteon International Corp.*                               8,750          399,175
Arrow Electronics, Inc.*                                 32,047          870,397
Atmel Corp.*                                            122,992          291,491
Avnet, Inc.*                                             32,861          740,358
Avocent Corp.*                                           13,525          353,543
BISYS Group, Inc.*                                       32,900          491,526
CDW Corp.                                                19,764        1,128,327
CSG Systems Intl., Inc.*                                 13,714          260,292
Cabot MicroElectronics Corp.*                             6,725          194,958
Cadence Design Systems, Inc.*                            74,716        1,020,621
Ceridian Corp.*                                          40,783          794,453
Certegy, Inc.                                            16,837          643,510
CheckFree Corp.*                                         23,154          788,625
Cognizant Tech Solutions*                                36,874        1,737,872
CommScope, Inc.*                                         13,960          243,044
Credence Systems Corp.*                                  24,910          225,436
Cree, Inc.*                                              20,493          521,957
Cypress Semiconductor Corp.*                             35,887          451,817
DST Systems, Inc.*                                       20,683          967,964
Diebold, Inc.                                            19,438          876,848
F5 Networks, Inc.*                                       10,234          483,403
Fair Isaac Corporation                                   18,365          670,322
Fairchild Semiconductor Intl.*                           32,599          480,835
Gartner, Inc.*                                           23,527          249,857
Harris Corp.                                             36,377        1,135,326
Henry (Jack) & Associates                                22,148          405,530
Imation Corp.                                             9,160          355,316
Integrated Circuit Systems, Inc.*                        19,052          393,233
Integrated Device Tech., Inc.*                           28,632          307,794

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
International Rectifier*                                 17,561          838,011
Intersil Corp. Cl A                                      41,631          781,414
Keane, Inc.*                                             15,288          209,446
Kemet Corp.*                                             23,588          148,604
LTX Corp.*                                               16,717           82,916
Lam Research Corp.*                                      37,746        1,092,369
Lattice Semiconductor Corp.*                             30,947          137,405
MPS Group, Inc.*                                         28,231          265,936
Macromedia, Inc.*                                        20,480          782,746
Macrovision Corp.*                                       13,739          309,677
McAfee, Inc.*                                            44,320        1,160,298
McData Corporation Cl A*                                 42,959          171,836
Mentor Graphics Corp.*                                   21,279          218,110
Micrel, Inc.*                                            20,943          241,263
Microchip Technology, Inc.                               56,779        1,681,794
National Instruments Corp.                               18,207          385,988
Newport Corp.*                                           11,750          162,855
Plantronics, Inc.                                        12,811          465,808
Plexus Corp.*                                            11,817          168,156
Polycom, Inc.*                                           26,692          397,978
Powerwave Technologies, Inc.*                            27,147          277,442
RF Micro Devices*                                        51,228          278,168
RSA Security, Inc.*                                      19,394          222,643
Reynolds & Reynolds Co.                                  15,695          424,236
Sandisk Corp.*                                           49,340        1,170,838
Semtech Corp.*                                           20,128          335,131
Silicon Laboratories, Inc.*                              12,372          324,270
Storage Technology Corp.*                                29,226        1,060,612
Sybase, Inc.*                                            24,431          448,309
Synopsys, Inc.*                                          39,135          652,380
Tech Data Corp.*                                         16,001          585,797
Titan Corp.*                                             23,232          528,296
Transaction Systems Architects*                           9,649          237,655
Triquint Semiconductor, Inc.*                            37,807          125,897
Utstarcom, Inc.*                                         28,461          213,173
Vishay Intertechnology, Inc.*                            49,017          581,832
Western Digital Corp.*                                   57,980          778,092
Wind River Systems*                                      21,520          337,434
Zebra Technologies Cl A*                                 19,612          858,809
                                                                   -------------
                                                                      40,727,622
                                                                   -------------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                   66,921          287,760
Telephone & Data Systems, Inc.                           29,779        1,215,281
                                                                   -------------
                                                                       1,503,041
                                                                   -------------
UTILITIES (7.0%)
AGL Resources, Inc.                                      20,997          811,534
Alliant Energy Corp.                                     31,650          890,948
Aqua America Inc.                                        26,089          775,887
Aquila, Inc.*                                            65,864          237,769
Black Hills Corp.                                         8,859          326,454
DPL, Inc.                                                34,451          945,680
Duquesne Light Holdings, Inc.                            21,118          394,484
Energy East Corporation                                  40,112        1,162,446
Equitable Resources, Inc.                                16,588        1,127,984
Great Plains Energy Inc.*                                20,311          647,718
Hawaiian Electric Inds.                                  22,005          589,954
IdaCorp, Inc.                                            11,491          351,969
MDU Resources Group                                      32,249          908,454
NSTAR                                                    29,056          895,796
National Fuel Gas Co.                                    21,389          618,356
Northeast Utilities                                      35,240          735,106
OGE Energy Corp.                                         24,563          710,853
Oneok, Inc.                                              27,774          906,821
PNM Resources, Inc.                                      18,797          541,542
Pepco Holdings, Inc.                                     51,413        1,230,827
Puget Energy, Inc.                                       27,255          637,222
Questar Corp.                                            23,101        1,522,356
SCANA Corp.                                              30,911        1,320,209
Sierra Pacific Resources*                                32,018          398,624
Vectren Corporation                                      20,720          595,286
WGL Holdings, Inc.                                       13,261          446,100
WPS Resources                                            10,300          579,375
Westar Energy, Inc.                                      23,590          566,868
Wisconsin Energy Corp.                                   31,859        1,242,501
                                                                   -------------
                                                                      22,119,123
                                                                   -------------

TOTAL COMMON STOCKS (Cost: $244,425,113) 92.5%                       292,846,542
                                                                   -------------

----------
* Non-income producing security.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                               Face
                                                        Rate(%)        Maturity               Amount($)     Value($)
                                                        -------        --------               ---------     --------

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES(0.3%)
U.S. Treasury Bill (a)                                   2.84          07/21/05                 900,000        898,572
U.S. Treasury Bill (a)                                   2.89          08/25/05                 100,000         99,558
                                                                                                          ------------
                                                                                                               998,130
                                                                                                          ------------
COMMERCIAL PAPER (7.2%)
7-Eleven, Inc.                                           3.08          07/01/05               2,555,000      2,555,000
Archer Daniels Midland                                   3.33          07/01/05               1,028,000      1,028,000
Anheuser-Busch Cos., Inc.                                3.22          07/01/05               2,060,000      2,060,000
Novartis Finance Corp.                                   3.25          07/07/05               5,300,000      5,297,129
PepsiCo, Inc.                                            3.25          07/13/05                 930,000        928,992
Pfizer, Inc.                                             3.17          07/05/05               3,680,000      3,678,703
XTRA, Inc.                                               3.26          07/14/05               5,855,000      5,848,107
XTRA, Inc.                                               3.15          07/05/05               1,480,000      1,479,482
                                                                                                          ------------
                                                                                                            22,875,413
                                                                                                          ------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,873,543) 7.5%                                                   23,873,543
                                                                                                          ------------

TEMPORARY CASH INVESTMENTS** (Cost: $14,800) 0.0% (1)                                                           14,800
                                                                                                          ------------

TOTAL INVESTMENTS (Cost: $268,313,456) 100.0%                                                             $316,734,885
                                                                                                          ============


----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(1) Less than 0.05%.

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

----------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:

                                                                      Expiration      Underlying Face        Unrealized
                                                                         Date         Amount at Value        Gain (Loss)
                                                                         ----         ---------------        ----------
Purchased
70 S&P 500 Stock Index Futures Contracts                            September 2005      $24,092,250           $(67,400)


Face Value of futures purchased and outstanding as a percentage of total investments in securities: 7.6%

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.2%)
U.S. Treasury Strip                                AAA            0.00      02/15/17        15,000,000            9,253,215
U.S. Treasury Strip                                AAA            0.00      05/15/14        10,000,000            7,000,490
                                                                                                          -----------------
                                                                                                                 16,253,705
                                                                                                          -----------------
U.S. GOVERNMENT AGENCIES (44.3%)
MORTGAGE-BACKED OBLIGATIONS (31.8%)
FHLMC                                              AAA            8.00      07/15/06            15,388               15,371
FHLMC                                              AAA            4.00      10/15/26         9,000,000            8,881,632
FNMA                                               AAA            5.00      10/25/15         5,000,000            5,066,790
FNMA                                               AAA            6.50      09/01/16           327,072              340,612
FNMA                                               AAA            6.50      03/01/17         1,736,797            1,808,842
FNMA                                               AAA            6.00      03/01/17           708,680              732,984
FNMA                                               AAA            5.50      04/01/17           462,843              475,449
FNMA                                               AAA            5.50      05/01/17           408,050              419,164
FNMA                                               AAA            6.50      05/01/17           310,473              323,352
FNMA                                               AAA            5.50      05/01/17         1,009,765            1,037,268
FNMA                                               AAA            5.00      04/01/18           856,235              866,499
FNMA                                               AAA            4.50      05/01/18         3,463,731            3,450,472
FNMA                                               AAA            5.00      09/01/18         2,679,351            2,711,468
FNMA                                               AAA            4.50      12/01/18         1,716,987            1,710,414
FNMA                                               AAA            4.50      02/01/19         1,284,642            1,279,801
FNMA                                               AAA            4.00      05/01/19         3,086,184            3,024,454
FNMA                                               AAA            4.50      05/01/19           853,617              850,400
FNMA                                               AAA            4.50      06/01/19         1,212,472            1,207,902
FNMA                                               AAA            4.50      06/01/19         2,197,174            2,188,893
FNMA                                               AAA            8.00      03/01/31           243,206              261,569
FNMA                                               AAA            7.00      09/01/31           301,937              318,480
FNMA                                               AAA            7.00      11/01/31           874,263              922,163
FNMA                                               AAA            6.00      04/01/32         1,210,035            1,241,350
FNMA                                               AAA            6.00      04/01/32           806,682              827,559
FNMA                                               AAA            8.00      04/01/32           352,662              379,282
FNMA                                               AAA            7.50      04/01/32           326,687              349,076
FNMA                                               AAA            8.00      04/01/32            78,674               84,615
FNMA                                               AAA            6.50      04/01/32         1,175,830            1,218,915
FNMA                                               AAA            6.50      05/01/32         3,973,395            4,118,988
FNMA                                               AAA            6.00      05/01/32         3,098,859            3,179,057
FNMA                                               AAA            6.50      05/01/32         1,114,378            1,155,211
FNMA                                               AAA            7.50      06/01/32         1,098,123            1,173,381
FNMA                                               AAA            7.00      06/01/32           784,203              827,213
FNMA                                               AAA            6.00      04/01/33         4,038,161            4,142,668
FNMA                                               AAA            5.00      06/01/33         3,181,947            3,186,411
FNMA                                               AAA            5.50      07/01/33         5,497,672            5,577,922
FNMA                                               AAA            5.50      09/01/33         2,795,206            2,836,007
FNMA                                               AAA            5.50      10/01/33         3,334,162            3,382,831
FNMA                                               AAA            5.00      11/01/33         4,550,234            4,556,618
FNMA                                               AAA            5.00      01/01/34         3,359,093            3,363,806
FNMA                                               AAA            5.50      03/01/34         2,507,017            2,543,611
FNMA                                               AAA            5.00      03/01/34         1,734,136            1,736,569
FNMA                                               AAA            5.50      03/01/34         1,350,989            1,370,709
FNMA                                               AAA            5.00      04/01/34           984,505              985,567
FNMA                                               AAA            5.00      04/01/34         2,648,931            2,651,789
FNMA                                               AAA            4.50      05/01/34         1,588,693            1,554,581
FNMA                                               AAA            4.50      06/01/34         2,725,295            2,666,777
FNMA                                               AAA            5.50      07/01/34         3,152,388            3,197,356
FNMA                                               AAA            5.50      09/01/34           934,889              948,225


              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                               AAA            5.50      09/01/34         2,674,150            2,712,297
FNMA                                               AAA            5.50      10/01/34         5,898,473            5,982,615
FNMA                                               AAA            6.00      11/01/34         2,546,074            2,611,182
FNMA                                               AAA            5.50      02/01/35         1,740,110            1,764,966
FNMA                                               AAA            5.50      02/01/35         1,952,640            1,980,494
FNMA                                               AAA            5.00      04/01/35         2,686,835            2,689,868
FNMA                                               AAA            5.50      04/01/35         2,344,514            2,378,003
FNMA                                               AAA            5.00      06/01/35         2,098,712            2,101,081
GNMA (1)                                           AAA            6.27      10/16/27         3,000,000            3,301,023
GNMA (1)                                           AAA            6.50      04/15/31           133,600              139,695
GNMA (1)                                           AAA            7.00      09/15/31           166,421              176,278
GNMA (1)                                           AAA            7.00      09/15/31           112,253              118,901
GNMA (1)                                           AAA            6.50      12/15/31           543,085              567,860
GNMA (1)                                           AAA            6.50      05/15/32           219,441              229,425
GNMA (1)                                           AAA            7.00      05/15/32           149,244              158,074
                                                                                                          -----------------
                                                                                                                124,061,835
                                                                                                          -----------------
NON-MORTGAGE-BACKED OBLIGATION (12.5%)
AID - Sri Lanka                                    AAA            6.59      09/15/28         4,000,000            4,250,800
FFCB                                               AAA            4.15      05/15/13        10,000,000            9,977,180
FFCB                                               AAA            2.88      06/29/06         2,500,000            2,478,258
FHLB                                               AAA            2.88      09/15/06           300,000              296,761
FHLB                                               AAA            4.50      11/15/12         4,250,000            4,344,121
FHLMC                                              AAA            4.50      01/15/13         2,500,000            2,558,768
FHLMC                                              AAA            5.20      03/05/19        10,000,000           10,152,520
FNMA                                               AAA            3.25      02/15/09        15,000,000           14,655,716
                                                                                                          -----------------
                                                                                                                 48,714,124
                                                                                                          -----------------
BASIC MATERIALS (5.2%)
International Paper Co.                            BBB            4.25      01/15/09         2,000,000            1,974,124
Intl. Flavors & Fragrances                         BBB+           6.45      05/15/06         2,500,000            2,545,193
Lyondell Chemical Co.                              BB-           10.25      11/01/10         5,000,000            5,500,000
Monsanto Co.                                       A-             4.00      05/15/08         1,500,000            1,493,033
PolyOne Corp.                                      B+             7.50      12/15/15         3,750,000            3,450,000
Praxair, Inc.                                      A-             6.90      11/01/06         5,000,000            5,180,065
                                                                                                          -----------------
                                                                                                                 20,142,415
                                                                                                          -----------------
CONSUMER, CYCLICAL (6.8%)
Belo Corporation                                   BBB-           8.00      11/01/08         2,000,000            2,173,288
Centex Corp.                                       BBB-           8.75      03/01/07         2,000,000            2,129,674
Coors Brewing Co.                                  BBB            6.38      05/15/12         2,000,000            2,169,478
Cox Communications, Inc. Cl A                      BBB-           3.88      10/01/08         2,000,000            1,957,876
DaimlerChrysler                                    BBB            4.05      06/04/08         1,000,000              984,684
Dow Jones & Co., Inc.                              A-             3.88      02/15/08         1,000,000              995,677
Fruit of the Loom, Inc. (2)                        NR             7.00      03/15/11         1,340,763              125,509
Fruit of the Loom, Inc. (2)                        NR             7.38      11/15/23           366,386                   37
Harman Intl. Industries, Inc.                      BBB            7.13      02/15/07         1,868,000            1,940,185
Kellwood, Co.                                      BBB-           7.88      07/15/09         4,000,000            4,353,032
May Department Stores Co.                          BBB            4.80      07/15/09         2,000,000            2,021,750
Newell Rubbermaid                                  BBB+           4.63      12/15/09         2,500,000            2,505,405
Quebecor World Cap Corp.                           BBB-           4.88      11/15/08         1,500,000            1,443,876
Stanley Works                                      A              3.50      11/01/07           250,000              246,577
Target Corp.                                       A+             5.38      06/15/09         3,250,000            3,396,933
                                                                                                          -----------------
                                                                                                                 26,443,981
                                                                                                          -----------------

CONSUMER, NON-CYCLICAL (2.8%)
Coca-Cola Enterprises, Inc.                        A              2.50      09/15/06         2,000,000            1,959,250
General Mills, Inc.                                BBB+           2.63      10/24/06         2,000,000            1,959,548
Kellogg Co.                                        BBB+           2.88      06/01/08         2,000,000            1,926,764
Safeway, Inc.                                      BBB-           2.50      11/01/05         1,000,000              994,914
Safeway, Inc.                                      BBB-           4.13      11/01/08         1,000,000              985,605


              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (Cont'd.)
Wal-Mart Stores, Inc.                              AA             6.88      08/10/09         3,000,000            3,306,117
                                                                                                          -----------------
                                                                                                                 11,132,198
                                                                                                          -----------------
ENERGY (0.9%)
Anadarko Petroleum Corp.                           BBB+           3.25      05/01/08         2,000,000            1,946,856
Ocean Energy, Inc.                                 BBB            4.38      10/01/07         1,750,000            1,750,635
                                                                                                          -----------------
                                                                                                                  3,697,491
                                                                                                          -----------------
FINANCIAL (22.5%)
American Honda Finance                             A+             3.85      11/06/08         2,000,000            1,981,696
Bank of America Corp.                              AA-            4.75      10/15/06         2,000,000            2,020,710
Bear Stearns Cos., Inc.                            A              3.00      03/30/06         2,000,000            1,987,194
Berkley (W.R.) Corp.                               BBB+           8.70      01/01/22         5,000,000            6,462,810
Brandywine Realty Trust                            BBB-           4.50      11/01/09         2,000,000            1,968,018
CIT Group Hldgs., Inc.                             A              2.88      09/29/06         2,000,000            1,971,876
CenterPoint PPTS                                   BBB            5.25      07/15/11         2,250,000            2,304,727
Colonial Realty LP                                 BBB-           4.80      04/01/11         1,500,000            1,481,757
Deere Capital Corp.                                A-             3.90      01/15/08         2,500,000            2,484,343
Developers Diversified Realty                      BBB            5.00      05/03/10         2,000,000            2,015,240
Executive Risk, Inc.                               A              7.13      12/15/07         5,000,000            5,343,750
Fairfax Financial Holdings, Ltd.                   BB             8.25      10/01/15         2,500,000            2,362,500
First Horizon Mortgage Trust                       AAA            5.00      06/25/33         4,054,161            4,053,043
First Tennessee Natl. Corp.                        BBB+           4.50      05/15/13         5,000,000            4,908,930
Ford Motor Credit Co.                              BB+            7.38      10/28/09         3,000,000            2,931,561
GE Capital Corp.                                   AAA            2.75      09/25/06         4,000,000            3,942,132
General Motors Accep. Corp.                        BB             0.00      12/01/12        10,000,000            5,382,910
Goldman Sachs Group, Inc.                          A+             3.88      01/15/09         1,750,000            1,726,559
JP Morgan Chase Bank                               A+             5.63      08/15/06         2,000,000            2,035,020
Lehman Brothers Holdings, Inc.                     A              4.00      01/22/08         2,000,000            1,992,850
Markel Corporation                                 BBB-           6.80      02/15/13         1,000,000            1,099,809
Markel Corporation                                 BBB-           7.00      05/15/08         1,000,000            1,063,023
National City Bank                                 A+             3.38      10/15/07         2,250,000            2,226,080
Nationwide Health Properties                       BBB-           7.90      11/20/06         5,000,000            5,177,985
Natl. Rural Utils. Coop. Fin. Corp.                A+             3.88      02/15/08         1,500,000            1,491,755
Northern Trust Co.                                 AA-            2.88      12/15/06         2,500,000            2,468,353
Roslyn Bancorp, Inc.                               BBB-           7.50      12/01/08         1,000,000            1,093,410
SLM Corp.                                          A              4.00      01/15/09         2,250,000            2,232,005
Shurgard Storage Centers, Inc.                     BBB            7.75      02/22/11           750,000              852,377
Simon Property Group, Inc.                         BBB+           7.88      03/15/16         5,000,000            5,994,655
Textron Finance Corp.                              A-             2.69      10/03/06         2,000,000            1,966,672
US Bank NA                                         AA-            2.85      11/15/06         1,000,000              983,502
Union Planters Bank                                A+             5.13      06/15/07         2,000,000            2,037,328
                                                                                                          -----------------
                                                                                                                 88,044,580
                                                                                                          -----------------
HEALTHCARE (1.6%)
Baxter International, Inc.                         A-             5.25      05/01/07         2,000,000            2,037,110
UnitedHealth Group, Inc.                           A              3.38      08/15/07         2,500,000            2,463,798
Wyeth                                              A              5.50      03/15/13         1,750,000            1,841,789
                                                                                                          -----------------
                                                                                                                  6,342,697
                                                                                                          -----------------
INDUSTRIAL (2.8%)
Comcast Cable Communications                       BBB+           6.20      11/15/08         2,000,000            2,115,090
Deluxe Corp.                                       BBB+           3.50      10/01/07         1,500,000            1,466,021
Seariver Maritime                                  AAA            0.00      09/01/12        10,000,000            7,339,240
                                                                                                          -----------------
                                                                                                                 10,920,351
                                                                                                          -----------------
TECHNOLOGY (1.0%)
Hewlett-Packard Co.                                A-             5.75      12/15/06         2,000,000            2,046,540
Intl. Business Machines Corp.                      A+             4.88      10/01/06         2,000,000            2,021,310
                                                                                                          -----------------
                                                                                                                  4,067,850
                                                                                                          -----------------
TELECOMMUNICATIONS (0.5%)
Verizon Global                                     A+             4.00      01/15/08         2,000,000            1,993,428
                                                                                                          -----------------

UTILITIES (0.5%)
Pepco Holdings, Inc.                               BBB            4.00      05/15/10         2,000,000            1,951,422
                                                                                                          -----------------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $360,540,873) 93.1%                                                      363,766,077
                                                                                                          -----------------


----------
* Ratings as per Standard & Poor's Corporation.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                                Rate(%)     Maturity         Amount($)             Value($)
                                                                -------     --------         ---------             --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.4%)
Federal Home Loan Mortgage Corp.                                  3.00      07/05/05         1,300,000            1,299,566
                                                                                                          -----------------

COMMERCIAL PAPER (6.5%)
Coca-Cola Enterprises                                             3.25      08/02/05           550,000              548,411
Novartis Finance Corp.                                            3.25      07/07/05         9,000,000            8,995,124
PepsiCo, Inc.                                                     3.00      07/01/05         9,480,000            9,480,000
Pfizer, Inc.                                                      3.17      07/05/05           250,000              249,912
XTRA, Inc.                                                        3.26      07/12/05         6,270,000            6,263,754
                                                                                                          -----------------
                                                                                                                 25,537,201
                                                                                                          -----------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,836,767) 6.9%                                                        26,836,767
                                                                                                          -----------------

TEMPORARY CASH INVESTMENTS** (Cost: $23,900) 0.0% (3)                                                                23,900
                                                                                                          -----------------

TOTAL INVESTMENTS (Cost: $387,401,540) 100.0%                                                                  $390,626,744
                                                                                                          =================


----------

Abbreviations:  FFCB = Federal Farm Credit Bank
                FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(3) Less than 0.05%.

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of June 30, 2005 is 5.1%.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.0%)
U.S. Treasury Notes                                AAA            2.75      07/31/06         4,000,000            3,966,088
U.S. Treasury Notes                                AAA            3.00      11/15/07         1,500,000            1,478,204
U.S. Treasury Notes                                AAA            3.38      02/28/07           750,000              746,719
                                                                                                          -----------------
                                                                                                                  6,191,011
                                                                                                          -----------------

U.S. GOVERNMENT AGENCIES (63.6%)
MORTGAGE-BACKED OBLIGATIONS (18.7%)
FHLMC                                              AAA            8.50      06/01/06            29,622               30,357
FHLMC                                              AAA            7.50      02/15/07            14,184               14,168
FHLMC                                              AAA            7.00      03/15/07            14,985               14,968
FHLMC                                              AAA            7.25      11/01/07               404                  405
FHLMC                                              AAA            7.75      05/01/08            74,285               77,007
FHLMC                                              AAA            6.00      10/01/08           114,003              117,322
FHLMC                                              AAA            5.50      04/01/09            78,253               79,623
FHLMC                                              AAA            5.50      06/01/09            91,458               93,274
FHLMC                                              AAA            8.25      10/01/09            17,756               17,853
FHLMC                                              AAA            6.50      11/01/09            24,042               24,996
FHLMC                                              AAA            7.50      07/01/10             5,788                6,031
FHLMC                                              AAA            6.00      11/01/10            60,148               62,186
FHLMC                                              AAA            7.00      02/01/14            63,541               67,368
FHLMC                                              AAA            6.50      04/01/14           256,052              267,197
FHLMC                                              AAA            8.00      05/01/14            13,777               14,215
FHLMC                                              AAA            6.00      07/01/16            23,632               24,569
FHLMC                                              AAA            8.50      09/01/17            12,357               12,758
FHLMC                                              AAA            8.00      09/01/18            52,797               54,888
FHLMC                                              AAA            6.00      02/01/19            62,778               64,815
FHLMC                                              AAA            7.50      03/15/21            43,818               43,761
FHLMC                                              AAA            4.50      03/15/22         2,000,000            2,000,714
FHLMC                                              AAA            4.50      08/15/22            46,691               46,628
FHLMC                                              AAA            4.00      11/15/26           629,181              625,863
FNMA                                               AAA            7.50      07/01/06             6,868                6,920
FNMA                                               AAA            7.50      09/01/06             1,018                1,021
FNMA                                               AAA            7.75      03/01/08            16,814               17,135
FNMA                                               AAA            8.00      04/01/08            18,128               18,847
FNMA                                               AAA            6.00      09/01/08            49,708               51,112
FNMA                                               AAA            7.50      09/01/08            23,614               24,322
FNMA                                               AAA            5.50      11/01/08            57,350               58,668
FNMA                                               AAA            5.50      12/01/08            11,975               12,250
FNMA                                               AAA            7.50      01/01/09             6,206                6,233
FNMA                                               AAA            5.50      02/01/09            35,543               36,360
FNMA                                               AAA            6.00      07/01/09            57,415               59,036
FNMA                                               AAA            8.50      12/01/09            26,586               28,115
FNMA                                               AAA            8.25      01/01/10            27,554               28,097
FNMA                                               AAA            6.00      01/01/11            32,569               33,489
FNMA                                               AAA            6.00      09/01/12            92,986               96,218
FNMA                                               AAA            6.50      08/01/13            58,850               60,920
FNMA                                               AAA            8.75      09/01/16            38,006               38,835
FNMA                                               AAA            8.00      06/01/17             7,568                7,708
FNMA                                               AAA            4.50      10/25/17         1,000,000            1,002,681
FNMA                                               AAA            6.00      12/25/18             7,104                7,089
FNMA                                               AAA            6.50      01/25/23            73,348               74,483
FNMA                                               AAA            6.50      12/25/23           195,287              198,887
FNMA                                               AAA            4.00      11/25/26           100,000               98,910
GNMA (1)                                           AAA            7.50      07/15/07            24,969               25,669
GNMA (1)                                           AAA            7.00      08/15/07            52,686               53,894
GNMA (1)                                           AAA            7.50      05/20/08            28,421               29,326
GNMA (1)                                           AAA            6.00      11/15/08            59,747               61,216
GNMA (1)                                           AAA            6.00      06/15/09            31,266               32,172
GNMA (1)                                           AAA            9.00      03/15/10            12,523               13,472
Residential Funding Mtge. Sec.                     AAA            5.00      02/25/33           154,807              154,633
                                                                                                          -----------------
                                                                                                                  6,098,684
                                                                                                          -----------------


         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                               Face
                                                 Rating*         Rate(%)    Maturity         Amount($)             Value($)
                                                 -------         -------    --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont'd)
NON-MORTGAGE-BACKED OBLIGATION (44.9%)
FFCB                                               AAA            2.88      06/29/06         1,000,000              991,303
FHLB                                               AAA            2.50      03/15/06           500,000              495,744
FHLB                                               AAA            2.88      09/15/06         2,800,000            2,769,771
FHLMC                                              AAA            2.75      08/15/06         1,000,000              988,708
FHLMC                                              AAA            2.38      02/15/07         2,000,000            1,955,530
FHLMC                                              AAA            3.88      06/15/08         3,750,000            3,750,709
FNMA                                               AAA            2.25      05/15/06         2,000,000            1,974,370
FNMA                                               AAA            2.63      11/15/06         1,000,000              985,162
FNMA                                               AAA            2.38      02/15/07           750,000              733,524
                                                                                                          -----------------
                                                                                                                 14,644,821
                                                                                                          -----------------
BASIC MATERIALS (0.3%)
Monsanto Co.                                       A-             4.00      05/15/08           100,000               99,536
                                                                                                          -----------------

LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (2.2%)
Belo Corporation                                   BBB-           8.00      11/01/08           150,000              162,997
Caterpillar Fin. Svc.                              A              2.63      01/30/07           250,000              244,664
Daimlerchrysler                                    BBB            4.05      06/04/08           150,000              147,703
Dow Jones & Co., Inc.                              A-             3.88      02/15/08           150,000              149,352
                                                                                                          -----------------
                                                                                                                    704,716
                                                                                                          -----------------
CONSUMER, NON-CYCLICAL (1.4%)
CVS Corp.                                          A-             5.63      03/15/06           150,000              151,550
Coca-Cola Enterprises, Inc.                        A              2.50      09/15/06           100,000               97,963
General Mills, Inc.                                BBB+           2.63      10/24/06           100,000               97,977
Safeway, Inc.                                      BBB-           2.50      11/01/05           100,000               99,491
                                                                                                          -----------------
                                                                                                                    446,981
                                                                                                          -----------------
ENERGY (0.6%)
Devon Energy Corporation                           BBB            2.75      08/01/06           100,000               98,264
Ocean Energy, Inc.                                 BBB            4.38      10/01/07           100,000              100,036
                                                                                                          -----------------
                                                                                                                    198,300
                                                                                                          -----------------
FINANCIAL (6.7%)
American Express Co.                               A+             5.50      09/12/06           200,000              203,098
Bank of America Corp.                              AA-            4.75      10/15/06           100,000              101,036
Bank of Oklahoma                                   BBB+           7.13      08/15/07           250,000              264,295
Bear Stearns Cos., Inc.                            A              3.00      03/30/06           100,000               99,360
CIT Group Hldgs., Inc.                             A              2.88      09/29/06           100,000               98,594
Deere Capital Corp.                                A-             3.90      01/15/08           200,000              198,747
GE Capital Corp.                                   AAA            2.75      09/25/06           250,000              246,383
JP Morgan Chase Bank                               A+             5.63      08/15/06           100,000              101,751
National City Bank                                 A+             3.38      10/15/07           250,000              247,342
Natl Rural Utils Coop Fin. Corp.                   A+             3.00      02/15/06           185,000              184,152
Northern Trust Co.                                 AA-            2.88      12/15/06           200,000              197,468
Textron Finance Corp.                              A-             2.69      10/03/06           100,000               98,334
US Bank NA                                         AA-            2.85      11/15/06           150,000              147,525
                                                                                                          -----------------
                                                                                                                  2,188,085
                                                                                                          -----------------
HEALTHCARE (0.9%)
Baxter International, Inc.                         A-             5.25      05/01/07           100,000              101,856
UnitedHealth Group, Inc.                           A              3.38      08/15/07           200,000              197,104
                                                                                                          -----------------
                                                                                                                    298,960
                                                                                                          -----------------
INDUSTRIAL (2.7%)
Comcast Cable Communications                       BBB+           6.20      11/15/08           200,000              211,509
Conoco Funding Co.                                 A-             5.45      10/15/06           200,000              203,607
Deluxe Corp.                                       BBB+           3.50      10/01/07           250,000              244,337


         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                               Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont'd.)
General Dynamics Corp.                             A              2.13      05/15/06           100,000               98,510
Union Pacific Corp.                                BBB            5.75      10/15/07           120,000              123,976
                                                                                                          -----------------
                                                                                                                    881,939
                                                                                                          -----------------
TECHNOLOGY (1.3%)
Hewlett-Packard Co.                                A-             5.75      12/15/06           100,000              102,327
Intl. Business Machines Corp.                      A+             4.88      10/01/06           100,000              101,066
Pitney Bowes Cr Corp.                              A+             5.75      08/15/08           200,000              211,093
                                                                                                          -----------------
                                                                                                                    414,486
                                                                                                          -----------------
UTILITIES (0.6%)
DTE Energy Co.                                     BBB-           6.45      06/01/06           200,000              204,087
                                                                                                          -----------------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $32,705,431) 99.3%                                                        32,371,606
                                                                                                          -----------------


----------
* Ratings as per Standard & Poor's Corporation.

                                                                                               Face
                                                                Rate(%)     Maturity         Amount($)             Value($)
                                                                -------     --------         ---------             --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.7%)
Federal Home Loan Bank                                            2.50      07/01/05           216,000              216,000
                                                                                                          -----------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $216,000) 0.7%                                                              216,000
                                                                                                          -----------------

TOTAL INVESTMENTS (Cost: $32,921,431) 100.0%                                                                    $32,587,606
                                                                                                          =================


----------

Abbreviations:  FFCB = Federal Farm Credit Bank
                FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                                                               Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.3%)
U.S. Treasury Note                                 AAA            4.00      11/15/12         2,000,000           2,022,422
U.S. Treasury Note                                 AAA            5.00      08/15/11         3,000,000           3,198,399
                                                                                                          ----------------
                                                                                                                 5,220,821
                                                                                                          ----------------
U.S. GOVERNMENT AGENCIES (60.5%)
MORTGAGE-BACKED OBLIGATIONS (4.5%)
FHLMC                                              AAA            8.00      07/15/06             7,694               7,686
FHLMC                                              AAA            7.00      02/01/14            63,541              67,368
FHLMC                                              AAA            5.0       06/15/17         3,000,000           3,081,996
FNMA                                               AAA            7.00      04/25/07            37,557              38,242
                                                                                                          ----------------
                                                                                                                 3,195,292
                                                                                                          ----------------
NON-MORTGAGE-BACKED OBLIGATION (56.0%)
FHLB                                               AAA            2.7       03/14/08         4,750,000           4,621,907
FHLB                                               AAA            5.75      05/15/12         4,500,000           4,930,659
FHLMC                                              AAA            6.63      09/15/09         5,000,000           5,504,855
FHLMC                                              AAA            5.63      03/15/11         4,000,000           4,318,812
FNMA                                               AAA            4.25      07/15/07         8,000,000           8,070,935
FNMA                                               AAA            3.25      01/15/08         5,000,000           4,931,190
FNMA                                               AAA            3.25      02/15/09         1,500,000           1,465,572
FNMA                                               AAA            6.63      09/15/09         5,500,000           6,060,764
                                                                                                          ----------------
                                                                                                                39,904,694
                                                                                                          ----------------
BASIC MATERIALS (1.4%)
International Paper Co.                            BBB            4.2       01/15/09           250,000             246,766
Intl. Flavors & Fragrances                         BBB+           6.45      05/15/06           250,000             254,519
Monsanto Co.                                       A-             4.00      05/15/08           500,000             497,678
                                                                                                          ----------------
                                                                                                                   998,963
                                                                                                          ----------------
CONSUMER, CYCLICAL (4.9%)
Caterpillar Fin. Svc.                              A              2.6       01/30/07           500,000             489,327
Cox Communications, Inc. Cl A                      BBB-           3.88      10/01/08           500,000             489,469
DaimlerChrysler                                    BBB            4.05      06/04/08           250,000             246,171
Harman Intl. Industries, Inc.                      BBB            7.13      02/15/07           186,000             193,188
May Department Stores Co.                          BBB            4.80      07/15/09           250,000             252,719
Newell Rubbermaid                                  BBB+           4.63      12/15/09           500,000             501,081
Stanley Works                                      A              3.50      11/01/07           250,000             246,577
Target Corp.                                       A+             5.38      06/15/09         1,000,000           1,045,210
                                                                                                          ----------------
                                                                                                                 3,463,742
                                                                                                          ----------------
CONSUMER, NON-CYCLICAL (3.8%)
Campbell Soup Co.                                  A              5.5       03/15/07           500,000             511,983
Coca-Cola Enterprises, Inc.                        A              2.50      09/15/06           500,000             489,813
General Mills, Inc.                                BBB+           2.63      10/24/06           500,000             489,887
Kellogg Co.                                        BBB+           2.88      06/01/08           500,000             481,691
Safeway, Inc.                                      BBB-           4.13      11/01/08           500,000             492,803
Wal-Mart Stores, Inc.                              AA             6.88      08/10/09           250,000             275,510
                                                                                                          ----------------
                                                                                                                 2,741,687
                                                                                                          ----------------
ENERGY (1.0%)
Anadarko Petroleum Corp.                           BBB+           3.2       05/01/08           500,000             486,714
Ocean Energy, Inc.                                 BBB            4.38      10/01/07           250,000             250,091
                                                                                                          ----------------
                                                                                                                   736,805
                                                                                                          ----------------
FINANCIAL (17.6%)
American Honda Finance                             A+             3.8       11/06/08           500,000             495,424
American Express Credit Corp.                      A+             3.00      05/16/08           250,000             242,451
Bank of America Corp.                              AA-            4.75      10/15/06           500,000             505,178
Bank of Oklahoma                                   BBB+           7.13      08/15/07           350,000             370,013
Berkshire Hathaway Financial                       AAA            4.20      12/15/10           500,000             496,447
Brandywine Realty Trust                            BBB-           4.50      11/01/09           250,000             246,002
Colonial Realty LP                                 BBB-           4.80      04/01/11           300,000             296,351
Deere Capital Corp.                                A-             3.90      01/15/08           500,000             496,869
Developers Diversified Realty                      BBB            5.00      05/03/10           250,000             251,905
FleetBoston Financial Group                        AA-            3.85      02/15/08           250,000             247,733


          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                               Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont'd.)
Ford Motor Credit Co.                              BB+            7.38      10/28/09           750,000              732,890
GE Capital Corp.                                   AAA            2.75      09/25/06           750,000              739,150
General Motors Acceptance Corp.                    BB             6.75      01/15/06           500,000              503,945
Heller Financial, Inc.                             AAA            6.38      03/15/06           500,000              508,435
Household Finance Corp.                            A              6.50      01/24/06           500,000              507,230
JP Morgan Chase Bank                               A+             5.63      08/15/06           500,000              508,755
Lehman Brothers Holdings, Inc.                     A              4.00      01/22/08           500,000              498,213
Markel Corporation                                 BBB-           7.00      05/15/08           150,000              159,453
Nationwide Health Properties                       BBB-           7.60      11/20/28           350,000              406,935
Nationwide Health Properties                       BBB-           7.90      11/20/06           250,000              258,899
Natl. Rural Utils. Coop Fin. Corp.                 A+             3.88      02/15/08           250,000              248,626
Roslyn Bancorp, Inc.                               BBB-           7.50      12/01/08           500,000              546,705
SLM Corp.                                          A              4.00      01/15/09           500,000              496,001
Sprint Capital Corp.                               BBB-           7.13      01/30/06           500,000              508,353
Textron Finance Corp.                              A-             2.69      10/03/06           500,000              491,668
The CIT Group, Inc.                                A              6.50      02/07/06           500,000              507,630
U S Bancorp                                        A+             3.95      08/23/07           500,000              499,216
Union Planters Corp.                               A-             6.75      11/01/05           500,000              504,375
Wells Fargo & Company                              AA-            3.50      04/04/08           250,000              245,892
                                                                                                          -----------------
                                                                                                                 12,520,744
                                                                                                          -----------------
INDUSTRIAL (0.7%)
Deluxe Corp.                                       BBB+           3.50      10/01/07           500,000              488,674
                                                                                                          -----------------

TECHNOLOGY (1.4%)
Hewlett-Packard Co.                                A-             5.7       12/15/06           500,000              511,635
Intl. Business Machines Corp.                      A+             4.88      10/01/06           500,000              505,328
                                                                                                          -----------------
                                                                                                                  1,016,963
                                                                                                          -----------------
TELECOMMUNICATIONS (0.7%)
Verizon Global                                     A+             4.00      01/15/08           500,000              498,357
                                                                                                          -----------------

UTILITIES (0.3%)
Pepco Holdings, Inc.                               BBB            4.00      05/15/10           250,000              243,928
                                                                                                           ----------------


TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,542,058) 99.6%                                                        71,030,670
                                                                                                           ----------------


----------------
* Ratings as per Standard & Poor's Corporation.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                               Face
                                                                Rate(%)     Maturity         Amount($)             Value($)
                                                                -------     --------         ---------             --------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
Coca Cola Enterprises                                             3.35      07/01/05           280,000              280,000
                                                                                                          -----------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $280,000) 0.4%                                                              280,000
                                                                                                          -----------------

TOTAL INVESTMENTS (Cost: $71,822,058) 100.0%                                                                    $71,310,670
                                                                                                          =================


----------

Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Corporation

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of June 30, 2005 is 1.7%.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Dow Chemical Co.                                         48,720        2,169,502
Phelps Dodge Corp.                                       16,944        1,567,320
                                                                  --------------
                                                                       3,736,822
                                                                  --------------
CONSUMER, CYCLICAL (6.6%)
Best Buy Co., Inc.                                       23,360        1,601,328
Carnival Corp.                                           28,525        1,556,039
Comcast Corp. Cl A*                                      35,930        1,103,051
Disney (Walt) Co.                                        71,357        1,796,770
Kohl's Corp.*                                            41,179        2,302,318
Omnicom Group, Inc.                                      14,172        1,131,776
Starwood Hotels & Resorts                                26,045        1,525,456
Target Corp.                                             36,706        1,997,174
Time Warner, Inc.*                                       63,460        1,060,417
Viacom, Inc. Cl B                                        54,770        1,753,736
                                                                  --------------
                                                                      15,828,065
                                                                  --------------
CONSUMER, NON-CYCLICAL (5.9%)
CVS Corp.                                                30,360          882,565
Clorox Co.                                               16,505          919,659
Colgate-Palmolive Co.                                    20,710        1,033,636
General Mills, Inc.                                      13,790          645,234
PepsiCo, Inc.                                            65,186        3,515,481
Proctor & Gamble Co.                                     67,231        3,546,436
Safeway, Inc.                                            39,800          899,082
Wal-Mart Stores, Inc.                                    43,266        2,085,421
Wrigley (Wm.) Jr. Co.                                     9,910          682,205
                                                                  --------------
                                                                      14,209,719
                                                                  --------------
ENERGY (5.0%)
Devon Energy Corp.                                       31,805        1,611,878
Exxon Mobil Corp.                                        82,572        4,745,413
Halliburton Co.                                          42,742        2,043,923
Transocean, Inc.*                                        35,942        1,939,790
Valero Energy Corp.                                      22,133        1,750,942
                                                                  --------------
                                                                      12,091,946
                                                                  --------------
FINANCIAL (10.8%)
Allstate Corp.                                           17,710        1,058,173
American Int'l. Group, Inc.                              31,061        1,804,644
Bank of America Corp.                                    73,222        3,339,656
Bear Stearns Cos., Inc.                                  13,621        1,415,767
Capital One Financial Corp.                              18,481        1,478,665

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Citigroup, Inc.                                          85,255        3,941,339
Comerica, Inc.                                           12,470          720,766
Golden West Financial Corp.                              15,100          972,138
Goldman Sachs Group, Inc.                                 7,780          793,716
Hartford Financial Svc.Gp., Inc.                         12,810          957,932
Merrill Lynch & Co., Inc.                                33,227        1,827,818
Morgan Stanley                                           14,110          740,352
National City Corp.                                      41,078        1,401,582
North Fork Bancorp, Inc.                                 62,639        1,759,530
Safeco Corp.                                             17,990          977,577
Wells Fargo & Company                                    47,141        2,902,943
                                                                  --------------
                                                                      26,092,598
                                                                  --------------
HEALTHCARE (7.9%)
Abbott Laboratories                                      40,685        1,993,972
Aetna, Inc.                                              19,090        1,581,034
Amgen, Inc.*                                              8,850          535,071
Caremark Rx, Inc.*                                       13,000          578,760
Genzyme Corp. (Genl. Div)*                               11,902          715,191
Guidant Corp.                                            19,536        1,314,773
HCA, Inc.                                                17,340          982,658
Humana, Inc.*                                            15,490          615,573
Johnson & Johnson                                        53,514        3,478,410
Medtronic, Inc.                                          34,324        1,777,640
Pfizer, Inc.                                            121,864        3,361,009
Wyeth                                                    45,189        2,010,911
                                                                  --------------
                                                                      18,945,002
                                                                  --------------
INDUSTRIAL (7.0%)
Boeing Co.                                               33,390        2,203,740
Burlington Northern Santa Fe                             36,992        1,741,584
Cendant Corp.                                            33,310          745,145
FedEx Corp.                                               5,713          462,810
General Dynamics Corp.                                   16,484        1,805,658
General Electric Co.                                    164,257        5,691,484
Honeywell International, Inc.                            51,921        1,901,867
United Technologies Corp.                                45,246        2,323,382
                                                                  --------------
                                                                      16,875,670
                                                                  --------------
TECHNOLOGY (9.1%)
Broadcom Corp. Cl A*                                     40,067        1,422,779
Cisco Systems, Inc.*                                    130,846        2,500,467
Dell, Inc.*                                              59,636        2,356,219
EMC Corp.*                                              134,808        1,848,219
Intel Corp.                                             105,156        2,740,366
Intl. Business Machines Corp.                            20,496        1,520,804
KLA Tencor Corp.                                         22,410          979,317
Microsoft Corp.                                          80,780        2,006,575
Motorola, Inc.                                           72,285        1,319,924
Oracle Corp.*                                           169,033        2,231,236
Qualcomm, Inc.                                           30,850        1,018,359
Sanmina Corp.*                                          108,228          592,007
Texas Instruments, Inc.                                  51,893        1,456,637
                                                                  --------------
                                                                      21,992,909
                                                                  --------------
TELECOMMUNICATIONS (1.7%)
BellSouth Corp.                                          39,714        1,055,201
Sprint Corp. (FON Gp.)                                   62,330        1,563,860
Verizon Communications                                   42,879        1,481,470
                                                                  --------------
                                                                       4,100,531
                                                                  --------------

UTILITIES (2.3%)
Constellation Energy Group                               11,570          667,474
Dominion Resources, Inc.                                 19,154        1,405,712
Exelon Corp.                                             36,020        1,848,907
FirstEnergy Corp.                                        14,300          687,973
Sempra Energy                                            20,610          851,399
                                                                   -------------
                                                                       5,461,465
                                                                   -------------

TOTAL COMMON STOCKS (Cost: $136,208,167) 57.8%                       139,334,727
                                                                   -------------


----------
* Non-income producing security.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Notes                                AAA            3.88      02/15/13           500,000              500,606
                                                                                                            ---------------

U.S. GOVERNMENT AGENCIES (18.9%)
MORTGAGE-BACKED OBLIGATIONS (15.6%)
FHLMC                                              AAA            8.00      07/15/06             7,694                7,686
FHLMC                                              AAA            5.00      06/15/17         4,000,000            4,109,328
FHLMC                                              AAA            4.00      10/15/26         1,800,000            1,776,326
FNMA                                               AAA            5.00      10/25/15         1,000,000            1,013,358
FNMA                                               AAA            6.50      09/01/16            92,251               96,070
FNMA                                               AAA            6.50      03/01/17           130,260              135,663
FNMA                                               AAA            6.00      03/01/17            55,673               57,582
FNMA                                               AAA            5.50      04/01/17           126,230              129,668
FNMA                                               AAA            5.50      05/01/17           102,013              104,791
FNMA                                               AAA            6.50      05/01/17            74,942               78,050
FNMA                                               AAA            5.50      05/01/17            75,356               77,408
FNMA                                               AAA            6.50      06/01/17           121,764              126,815
FNMA                                               AAA            5.50      06/01/17            56,148               57,677
FNMA                                               AAA            5.00      04/01/18         1,598,306            1,617,464
FNMA                                               AAA            4.50      05/01/18           729,207              726,415
FNMA                                               AAA            5.00      09/01/18           765,529              774,705
FNMA                                               AAA            4.50      12/01/18           600,945              598,645
FNMA                                               AAA            4.50      02/01/19           299,750              298,620
FNMA                                               AAA            4.50      05/01/19           696,372              693,747
FNMA                                               AAA            4.00      05/01/19           376,364              368,836
FNMA                                               AAA            4.50      06/01/19           480,632              478,820
FNMA                                               AAA            8.00      03/01/31            64,001               68,834
FNMA                                               AAA            7.50      06/01/31            67,520               72,148
FNMA                                               AAA            7.00      09/01/31            83,705               88,292
FNMA                                               AAA            7.00      11/01/31           218,566              230,541
FNMA                                               AAA            7.50      02/01/32            58,782               62,810
FNMA                                               AAA            6.00      03/01/32           109,152              112,046
FNMA                                               AAA            6.00      04/01/32           308,682              316,671
FNMA                                               AAA            6.00      04/01/32           221,684              227,421
FNMA                                               AAA            7.00      04/01/32            97,097              102,423
FNMA                                               AAA            7.50      04/01/32            81,664               87,260
FNMA                                               AAA            8.00      04/01/32            33,729               36,276
FNMA                                               AAA            8.00      04/01/32            27,128               29,176
FNMA                                               AAA            6.50      04/01/32           323,353              335,202
FNMA                                               AAA            6.50      05/01/32           292,161              302,867
FNMA                                               AAA            6.50      05/01/32           284,204              294,618
FNMA                                               AAA            6.00      05/01/32           231,258              237,243
FNMA                                               AAA            7.50      06/01/32            77,333               82,632
FNMA                                               AAA            7.00      06/01/32            56,553               59,655
FNMA                                               AAA            6.50      07/01/32           169,427              175,635
FNMA                                               AAA            6.00      04/01/33           707,014              725,312
FNMA                                               AAA            6.00      05/01/33           338,501              347,168
FNMA                                               AAA            5.00      06/01/33         1,347,648            1,349,539
FNMA                                               AAA            5.50      07/01/33           964,024              978,096
FNMA                                               AAA            5.50      09/01/33           798,630              810,288
FNMA                                               AAA            5.50      10/01/33         1,163,080            1,180,057
FNMA                                               AAA            5.00      11/01/33         1,792,516            1,795,031
FNMA                                               AAA            5.00      03/01/34           390,181              390,728
FNMA                                               AAA            5.50      03/01/34           315,231              319,832
FNMA                                               AAA            5.00      04/01/34           448,609              449,093
FNMA                                               AAA            5.50      05/01/34         2,196,147            2,227,475


            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                               AAA            4.50      06/01/34           669,371              654,998
FNMA                                               AAA            6.00      06/01/34           506,801              519,761
FNMA                                               AAA            5.50      07/01/34           788,097              799,339
FNMA                                               AAA            6.50      07/01/34           378,336              391,675
FNMA                                               AAA            6.00      09/01/34           276,014              283,072
FNMA                                               AAA            5.50      09/01/34           685,680              695,461
FNMA                                               AAA            6.00      10/01/34           425,641              436,525
FNMA                                               AAA            5.50      10/01/34           448,284              454,679
FNMA                                               AAA            6.00      11/01/34           515,133              528,306
FNMA                                               AAA            5.50      02/01/35           483,364              490,268
FNMA                                               AAA            5.50      02/01/35           542,400              550,137
FNMA                                               AAA            5.00      04/01/35           776,197              777,073
FNMA                                               AAA            5.50      04/01/35           654,510              663,859
GNMA (1)                                           AAA            6.27      10/16/27         3,000,000            3,301,023
GNMA (1)                                           AAA            6.50      04/15/31            35,786               37,418
GNMA (1)                                           AAA            7.00      05/15/31            32,224               34,133
GNMA (1)                                           AAA            7.00      09/15/31            46,031               48,758
GNMA (1)                                           AAA            7.00      09/15/31             8,185                8,670
GNMA (1)                                           AAA            6.50      10/15/31            47,951               50,138
GNMA (1)                                           AAA            6.50      12/15/31            38,111               39,850
GNMA (1)                                           AAA            6.50      05/15/32            57,473               60,088
GNMA (1)                                           AAA            7.00      05/15/32            38,377               40,648
                                                                                                            ---------------
                                                                                                                 37,687,922
                                                                                                            ---------------
NON-MORTGAGE-BACKED OBLIGATION (3.3%)
FHLMC                                              AAA            4.50      01/15/13         3,500,000            3,582,275
FNMA                                               AAA            3.25      02/15/09         2,750,000            2,686,882
FNMA                                               AAA            4.13      04/15/14         1,000,000              992,068
Suffolk County, New York                           AAA            5.88      11/01/05           750,000              754,748
                                                                                                             --------------
                                                                                                                  8,015,973
                                                                                                             --------------
BASIC MATERIALS (2.1%)
International Paper Co.                            BBB            4.25      01/15/09           500,000              493,531
Lyondell Chemical Co.                              BB-           10.25      11/01/10           500,000              550,000
Monsanto Co.                                       A-             4.00      05/15/08           500,000              497,678
PolyOne Corp.                                      B+             7.50      12/15/15         1,000,000              920,000
Praxair, Inc.                                      A-             6.90      11/01/06         2,500,000            2,590,033
                                                                                                             --------------
                                                                                                                  5,051,242
                                                                                                             --------------
CONSUMER, CYCLICAL (2.4%)
Belo Corporation                                   BBB-           8.00      11/01/08           500,000              543,322
Coors Brewing Co.                                  BBB            6.38      05/15/12           500,000              542,369
Cox Communications, Inc. Cl A                      BBB-           3.88      10/01/08           500,000              489,469
DaimlerChrysler                                    BBB            4.05      06/04/08           250,000              246,171
Dow Jones & Co., Inc.                              A-             3.88      02/15/08           250,000              248,919
Fruit of the Loom, Inc. (2)                        NR             7.00      03/15/11           536,305               50,204
Fruit of the Loom, Inc. (2)                        NR             7.38      11/15/23           146,555                   15
Kellwood, Co.                                      BBB-           7.88      07/15/09           750,000              816,193
May Department Stores Co.                          BBB            4.80      07/15/09           500,000              505,437
Newell Rubbermaid                                  BBB+           4.63      12/15/09           500,000              501,081
Quebecor World Cap Corp.                           BBB-           4.88      11/15/08           500,000              481,292
Stanley Works                                      A              3.50      11/01/07           250,000              246,577
Target Corp.                                       A+             5.38      06/15/09         1,000,000            1,045,210
                                                                                                            ---------------
                                                                                                                  5,716,259
                                                                                                            ---------------

CONSUMER, NON-CYCLICAL (1.1%)
Coca-Cola Enterprises, Inc.                        A              2.50      09/15/06           500,000              489,812
General Mills, Inc.                                BBB+           2.63      10/24/06           500,000              489,887


            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                                                              Face
                                                 Rating*        Rate(%)     Maturity         Amount($)             Value($)
                                                 -------        -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (Cont'd.)
Kellogg Co.                                        BBB+           2.88      06/01/08           500,000              481,691
Wal-Mart Stores, Inc.                              AA             6.88      08/10/09         1,000,000            1,102,039
                                                                                                             --------------
                                                                                                                  2,563,429
                                                                                                             --------------
ENERGY (0.4%)
Anadarko Petroleum Corp.                           BBB+           3.25      05/01/08           500,000              486,714
Ocean Energy, Inc.                                 BBB            4.38      10/01/07           500,000              500,182
                                                                                                             --------------
                                                                                                                    986,896
                                                                                                             --------------
FINANCIAL (10.8%)
American Honda Finance                             A+             3.85      11/06/08           500,000              495,424
American Express Credit Corp.                      A+             3.00      05/16/08           250,000              242,450
Bank of America Corp.                              AA-            4.75      10/15/06           500,000              505,177
Bear Stearns Cos., Inc.                            A              3.00      03/30/06           500,000              496,798
Berkley (W.R.) Corp.                               BBB+           8.70      01/01/22         1,500,000            1,938,843
Berkshire Hathaway Financial                       AAA            4.20      12/15/10           500,000              496,447
Brandywine Realty Trust                            BBB-           4.50      11/01/09           500,000              492,004
CIT Group Hldgs., Inc.                             A              2.88      09/29/06           500,000              492,969
CenterPoint PPTS                                   BBB            5.25      07/15/11           500,000              512,161
Colonial Realty LP                                 BBB-           4.80      04/01/11           250,000              246,959
Deere Capital Corp.                                A-             3.90      01/15/08           500,000              496,868
Developers Diversified Realty                      BBB            5.00      05/03/10           250,000              251,905
Fairfax Financial Holdings, Ltd.                   BB             8.25      10/01/15           500,000              472,500
Federal Horizon Mtge. Trust                        AAA            5.00      06/25/33         1,420,851            1,420,459
First Tennessee Natl. Corp.                        BBB+           4.50      05/15/13         1,500,000            1,472,679
FleetBoston Financial Group                        AA-            3.85      02/15/08           250,000              247,732
Ford Motor Credit Co.                              BB+            7.38      10/28/09         1,000,000              977,187
GE Capital Corp.                                   AAA            5.45      01/15/13         2,000,000            2,121,552
General Motors Accept Cp Units                     BB             0.00      12/01/12         2,500,000            1,345,727
Goldman Sachs Group, Inc.                          A+             3.88      01/15/09           500,000              493,302
JP Morgan Chase Bank                               A+             5.63      08/15/06           500,000              508,755
Lehman Brothers Holdings, Inc.                     A              4.00      01/22/08           500,000              498,212
Markel Corporation                                 BBB-           6.80      02/15/13           250,000              274,952
Markel Corporation                                 BBB-           7.00      05/15/08           250,000              265,756
National City Bank                                 A+             3.38      10/15/07           500,000              494,685
Nationwide Health Properties                       BBB-           7.90      11/20/06         5,000,000            5,177,985
Natl. Rural Utils. Coop Fin. Corp.                 A+             3.88      02/15/08           250,000              248,626
Northern Trust Co.                                 AA-            2.88      12/15/06         1,000,000              987,341
Roslyn Bancorp, Inc.                               BBB-           7.50      12/01/08           250,000              273,353
SLM Corp.                                          A              4.00      01/15/09           500,000              496,001
Shurgard Storage Centers, Inc.                     BBB            7.75      02/22/11           250,000              284,126
Textron Finance Corp.                              A-             2.69      10/03/06           500,000              491,668
Union Planters Bank                                A+             5.13      06/15/07           500,000              509,332
Wells Fargo & Company                              AA-            3.50      04/04/08           250,000              245,892
                                                                                                             --------------
                                                                                                                 25,975,827
                                                                                                             --------------
HEALTHCARE (0.6%)
Baxter International, Inc.                         A-             5.25      05/01/07           500,000              509,277
UnitedHealth Group, Inc.                           A              3.38      08/15/07           500,000              492,760
Wyeth                                              A              5.50      03/15/13           500,000              526,226
                                                                                                             --------------
                                                                                                                  1,528,263
                                                                                                             --------------
INDUSTRIAL (1.3%)
Comcast Cable Communications                       BBB+           6.20      11/15/08           500,000              528,772
Deluxe Corp.                                       BBB+           3.50      10/01/07           500,000              488,673
Seariver Maritime                                  AAA            0.00      09/01/12         3,000,000            2,201,772
                                                                                                             --------------
                                                                                                                  3,219,217
                                                                                                             --------------
TECHNOLOGY (0.5%)
Hewlett-Packard Co.                                A-             5.75      12/15/06           500,000              511,635
Intl. Business Machines Corp.                      A+             4.88      10/01/06           500,000              505,327
                                                                                                             --------------
                                                                                                                  1,016,962
                                                                                                             --------------
TELECOMMUNICATIONS (0.2%)
Verizon Global                                     A+             4.00      01/15/08           500,000              498,357
                                                                                                            ---------------

UTILITIES (0.2%)
Pepco Holdings, Inc.                               BBB            4.00      05/15/10           500,000              487,856
                                                                                                            ---------------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $93,527,357) 38.7%                                                        93,248,809
                                                                                                            ---------------


----------
* Ratings as per Standard & Poor's Corporation.

                                                                              Face
                                                                Rate(%)     Maturity         Amount($)             Value($)
                                                                -------     --------         ---------             --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.9%)
Federal Home Loan Bank                                            2.50      07/01/05         3,890,000            3,890,000
                                                                                                            ---------------

COMMERCIAL PAPER (1.6%)
Archer Daniels Midland                                            3.33      07/01/05         3,960,000            3,960,000
Coca-Cola Enterprises                                             3.35      07/01/05           690,000              690,000
                                                                                                            ---------------
                                                                                                                  4,650,000
                                                                                                            ---------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,540,000) 3.5%                                                          8,540,000
                                                                                                            ---------------

TEMPORARY CASH INVESTMENTS** (Cost: $23, 100) 0.0% (3)                                                               23,100
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost: $238,298,624) 100.0%                                                                  $241,146,636
                                                                                                            ===============

----------

 Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association
                 GNMA = Government National Mortgage Association


 (1) U.S. Government guaranteed security.

 (2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

 (3) Less than 0.05%.

 The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of June 30, 2005 is 1.8%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.80%.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares        Value($)
                                                         ------        --------
COMMON STOCKS:
BASIC MATERIALS (4.5%)
A. Schulman, Inc.                                        71,070        1,271,442
Allegheny Technologies, Inc.                             44,000          970,640
Coeur D'Alene Mines Corp.*                              187,444          680,422
Cytec Industries, Inc.                                   50,410        2,006,318
FMC Corp.*                                               41,738        2,343,171
Georgia Gulf Corp.                                       42,006        1,304,286
Lone Star Technologies, Inc.*                            39,217        1,784,373
Longview Fibre Co.                                       95,360        1,959,648
Lubrizol Corp.                                           48,770        2,048,828
Matthews Intl. Corp. Cl A                                19,770          770,239
The Mosaic Co.*                                          34,384          535,015
                                                                ----------------
                                                                      15,674,382
                                                                ----------------
CONSUMER, CYCLICAL (12.9%)
Boyd Gaming Corp.                                        44,715        2,286,278
Buffalo Wild Wings, Inc.*                                55,729        1,738,745
CNET Networks, Inc.*                                     62,335          731,813
Cache, Inc.*                                             36,338          603,938
Catalina Marketing Corp.                                 22,180          563,594
Celebrate Express, Inc.*                                 75,311        1,019,711
Crown Holdings, Inc.*                                   394,591        5,615,030
Deckers Outdoor Corp.*                                   23,830          586,218
Dick's Sporting Goods, Inc.*                             48,375        1,866,791
Gamestop Corp.*                                          37,835        1,237,583
Guitar Center, Inc.*                                     32,898        1,920,256
Harris Interactive*                                      64,680          314,992
Hibbett Sporting Goods, Inc.*                            54,500        2,062,280
Hudson Highland Group*                                   63,190          985,132
Jacuzzi Brands, Inc.*                                   262,780        2,819,629
Lithia Motors, Inc. Cl A                                 28,020          808,377
Modine Manufacturing Co.                                 69,510        2,263,246
P.F. Changs China Bistro, Inc.*                          32,535        1,918,914
Pinnacle Entertainment, Inc.*                            61,332        1,199,654
Proquest Company*                                        20,904          685,442
Quiksilver, Inc.*                                       124,940        1,996,541
Red Robin Gourmet Burgers*                               23,858        1,478,719
Regent Communications, Inc.*                            102,790          603,377
Sharper Image Corp.*                                     24,490          311,758
Shopko Stores, Inc.*                                     99,640        2,422,248
Sunterra Corporation*                                   161,600        2,619,536
The Warnaco Group, Inc.*                                 78,191        1,817,941
Thor Industries, Inc.                                    21,071          662,262
Wolverine World Wide, Inc.                               75,879        1,821,855
                                                                ----------------
                                                                      44,961,860
                                                                ----------------
CONSUMER, NON-CYCLICAL (3.8%)
Alkermes, Inc.*                                          50,550          668,271
Chiquita Brands Intl., Inc.                              92,650        2,544,169
Conmed Corp.*                                            26,970          829,867
Longs Drug Stores Corp.                                  86,820        3,737,601
MGI Pharma, Inc.*                                       102,600        2,232,576
Medicines Company*                                       24,854          579,844
Phase Forward, Inc.*                                    112,279          763,497
Serologicals Corp.*                                      67,903        1,442,939
Walter Industries, Inc.                                  14,260          573,252
                                                                ----------------
                                                                      13,372,016
                                                                ----------------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
ENERGY (8.0%)
Bill Barrett Corp.*                                      15,020          444,292
Cimarex Energy Co. *                                     13,790          536,569
Denbury Resources, Inc.*                                 55,088        2,190,850
Frontier Oil Corp.                                      102,212        2,999,922
Grey Wolf, Inc.*                                        119,949          888,822
Holly Corp.                                              11,520          537,638
Houston Exploration Co.*                                 30,770        1,632,348
NS Group, Inc.*                                         114,810        3,732,473
Plains Exploration & Prod. Co.*                          41,700        1,481,601
Range Resources Corp.                                   209,057        5,623,633
Southern Union Co.*                                      92,711        2,276,055
Stone Energy Corp.*                                      22,850        1,117,365
Tesoro Petroleum Corp.                                   25,640        1,192,773
Todco Cl A*                                              33,910          870,470
Unisource Energy Corp.                                   80,250        2,467,687
                                                                ----------------
                                                                      27,992,498
                                                                ----------------
FINANCIAL (22.0%)
Alabama National Bancorp                                 32,686        2,136,684
American Equity Invt. Life Hldg.                         33,600          399,168
Amli Residential Properties                              51,490        1,609,577
Argonaut Group, Inc.*                                    52,935        1,222,269
Assured Guaranty Co.*                                   120,910        2,824,458
Bank Mutual Corp.                                       165,170        1,826,780
BankAtlantic Bancorp, Inc. Cl A                         152,050        2,881,347
Banner Corporation                                       33,730          944,777
Boykin Lodging Company*                                  33,350          446,890
Brookline Bankcorp                                      168,890        2,746,151
Capital Automotive REIT                                  60,550        2,311,193
Carramerica Realty Corp.                                 31,930        1,155,227
Choice Hotels Intl., Inc.                                18,580        1,220,706
Cohen & Steers, Inc.                                     11,900          245,259
Columbia Banking System                                  43,215        1,063,953
Conseco, Inc.*                                           70,880        1,546,602
ECC Capital Corp.                                       185,430        1,234,964
Equity Inns, Inc.                                       213,170        2,835,161
Equity One, Inc.                                         38,300          869,410
First Financial Holdings, Inc.                           15,140          452,837
First Niagara Financial Grp.                            162,300        2,366,334
First State Banck Corporation                            82,020        1,582,166
FNB Corp.                                                36,552          718,247
Getty Realty Corp.                                       27,721          767,872
Gladstone Capital Corp.                                  15,243          356,686
Highwoods Properties, Inc.                               74,340        2,212,358
Iberiabank Corp.                                          6,660          410,323
KNBT Bancorp, Inc.                                      128,020        1,931,822
Knight Capital Group, Inc.*                              51,670          393,725
LandAmerica Financial Group                              40,170        2,384,893
Lasalle Hotel Properties                                 36,700        1,204,127
MAF Bancorp                                              58,480        2,493,002
Max Re Capital, Ltd.*                                    24,500          561,050
Medical Properties Trust, Inc.                          130,600        1,312,530
Mid-America Apt Communities                              51,470        2,337,767
National Financial Partners                              22,360          875,170
New Century Financial Corp.                              10,457          538,013
NewAlliance Bancshares, Inc.                            149,290        2,097,524
Pennsylvania REIT                                        46,090        2,189,275
Placer Sierra Banschares                                 33,100          902,637
Prentiss Properties Trust                                15,409          561,504
PrivateBancorp, Inc.                                     48,617        1,720,069
Provident Financial Services                            137,000        2,407,090
Santander Bancorp                                        52,635        1,319,033
Sterling Financial Corp.*                                69,381        2,594,849

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Stewart Information Services                             45,460        1,909,320
Sws Group, Inc.                                          62,700        1,077,186
Taberna Realty Fin. Trust*                              171,000        1,710,000
Texas Capital Bancshares*                                88,000        1,737,120
Texas Regional Bancshares                                66,637        2,031,096
TrustCo Bank Corp. (N.Y.)                                28,038          366,176
Vintage Wine Trust, Inc.                                189,970        1,899,700
                                                                ----------------
                                                                      76,942,077
                                                                ----------------
HEALTHCARE (6.8%)
Adolor Corporation*                                      43,905          406,121
Advanced Medical Optics, Inc.*                           64,474        2,562,841
Amsurg Corp.*                                            24,725          684,635
Amylin Pharmaceuticals, Inc.*                            36,483          763,589
Apria Healthcare Group, Inc.*                            21,400          741,296
Auxilium Pharmaceuticals, Inc.*                          68,770          328,033
Bioenvision, Inc.*                                       90,060          655,637
CV Therapeutics, Inc.*                                   48,878        1,095,845
Caliper Life Sciences, Inc.*                            195,120        1,092,672
Centene Corporation*                                     80,586        2,706,078
Digene Corp.*                                            33,240          920,083
Genesis HealthCare Corp.*                                23,620        1,093,134
Immunicon Corp.*                                        124,426          630,840
Inspire Pharmaceuticals, Inc.*                           56,830          478,509
Kensey Nash Corp.*                                       28,226          853,554
Par Pharmaceutical Cos., Inc.*                           16,591          527,760
Rigel Pharmaceuticals, Inc.*                             30,318          603,935
Steris Corp.                                             23,647          609,383
Theravance, Inc.*                                        29,815          506,855
Telik, Inc.*                                             25,680          417,557
United Surgical Partners, Inc.*                          20,688        1,077,431
Universal American Financial*                            17,000          384,540
Valeant Pharmaceuticals                                  29,001          511,288
Ventana Medical Systems, Inc.*                           59,302        2,385,719
Wright Medical Group, Inc.*                              60,657        1,619,542
                                                                ----------------
                                                                      23,656,877
                                                                ----------------
INDUSTRIAL (19.1%)
Acuity Brands, Inc.                                      20,000          513,800
Actuant Corp. Cl A*                                      22,528        1,079,992
Apogee Enterprises, Inc.                                177,020        2,720,797
Audiovox Corp. Cl A*                                    244,072        3,783,116
Aviall, Inc.*                                            21,690          685,187
Benchmark Electronics*                                   81,773        2,487,535
Cal Dive International, Inc.*                            33,875        1,774,034
Champion Enterprises, Inc.*                             291,900        2,901,486
Ciber, Inc.*                                            160,507        1,280,846
Curtis Wright Corp. Cl B                                 25,000        1,348,750
Cymer, Inc.*                                             21,580          568,633
Diagnostic Products Corp.                                16,700          790,411
Digital River, Inc.*                                     32,716        1,038,733
ElkCorp                                                  36,840        1,051,782
Engineered Support Systems                               49,109        1,759,575
Gardner Denver Machinery*                                53,630        1,881,340
General Cable Corp.*                                    130,400        1,933,832
Genesis Microchip Corp.*                                 51,260          946,260
Gevity HR, Inc.                                          45,823          917,835
Granite Construction                                     10,600          297,860

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
HEICO Corp.                                              25,600          599,296
Hydril Company*                                          28,095        1,526,963
Kennametal, Inc.                                         57,930        2,656,090
Kerzner International, Ltd.*                             25,502        1,452,339
Kirby Corp.*                                             35,504        1,601,230
Lincoln Electric Holdings                                23,000          762,450
Landstar System, Inc.*                                   46,951        1,416,981
Laureate Education, Inc.*                                45,632        2,183,948
MKS Instruments, Inc.*                                   36,038          608,682
Mine Safety Appliances Co.                               40,413        1,867,081
Molecular Devices Corp.*                                 36,786          796,785
Mykrolis Corp.*                                         118,064        1,677,689
Noven Pharmaceuticals*                                   38,029          664,747
Penn National Gaming, Inc.*                              51,620        1,884,130
RailAmerica, Inc.*                                      318,100        3,785,390
Regal-Beloit Corp.                                       22,000          641,520
Siligan Holdings, Inc.                                   59,290        3,334,470
TTM Technologies*                                       113,747          865,615
Trinity Industries                                       55,360        1,773,181
Triumph Group, Inc.*                                     35,690        1,240,584
USEC, Inc.                                               32,700          478,728
UTI Worldwide, Inc.*                                     36,032        2,508,548
Universal Forest Products                                58,110        2,408,659
Woodhead Industries, Inc.                                 2,070           26,103
                                                                ----------------
                                                                      66,523,013
                                                                ----------------
TECHNOLOGY (13.0%)
American Reprographics Co.*                              30,000          482,700
ASE Test, Ltd.*                                         172,714        1,112,278
Angiotech Pharmaceuticals*                               37,089          513,312
Anixter International, Inc.*                             50,510        1,877,457
Ask Jeeves, Inc.*                                        26,121          788,593
Avid Technology, Inc.*                                   16,169          861,484
CMG Information Services, Inc.*                         324,659          613,606
Cognex Corp.                                             20,650          540,824
Credence Systems Corp.*                                  70,400          637,120
Cypress Semiconductor Corp.*                            106,057        1,335,258
DRS Technologies, Inc.                                   56,110        2,877,321
DSP Group, Inc.*                                         29,479          703,664
Dot Hill Systems*                                       114,120          597,989
Electronics For Imaging, Inc.*                           35,255          741,765
Exelixis, Inc*                                           57,899          430,190
F5 Networks, Inc.*                                       13,160          621,613
Gartner, Inc.*                                           53,550          568,701
Infospace.Com, Inc.*                                     13,541          445,905
Integrated Device Tech., Inc.*                          134,057        1,441,113
Integrated Silicon Solution*                            111,056          822,925
Interdigital Comm. Corp.*                                31,031          543,042
Kronos, Inc.*                                            14,020          566,268
Lecroy Corp.*                                            73,105        1,005,194
Lionbridge Technologies, Inc.*                          150,029        1,017,197
Macrovision Corp.*                                       27,334          616,108
Medics Pharmaceutical Corp.                              27,400          869,402
Mentor Graphics Corp.*                                   56,742          581,606
Micrel, Inc.*                                           156,743        1,805,679
Micros Systems, Inc.*                                    17,920          801,920
On Semiconductor*                                       242,272        1,114,451
PalmSource, Inc.*                                        61,905          526,193
Parametric Technology Corp.*                            328,925        2,098,541
Perot Systems Corp. Cl A*                                42,000          597,240
Powerwave Technologies Inc.*                             93,660          957,205

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
RF Micro Devices*                                       117,567          638,389
RSA Security, Inc.*                                      29,600          339,808
RealNetworks, Inc.*                                      70,704          351,399
Skyworks Solutions Inc.*                                429,446        3,165,017
Synaptics, Inc.*                                         34,041          727,116
Titan Corp.*                                             21,548          490,002
Trimble Navigation, Ltd.*                                24,162          941,593
Varian Semiconductor Equip.*                             15,430          570,910
Viasat, Inc.*                                            71,594        1,455,506
Wabtech                                                  43,000          923,640
Websense, Inc.*                                          16,717          803,252
Westell Technologies, Inc. Cl A*                         82,000          490,360
Wireless Facilities, Inc.*                               71,737          454,095
Xenogen Corporation*                                    110,800          415,500
aQuantive, Inc.*                                        141,389        2,505,413
                                                                ----------------
                                                                      45,385,864
                                                                ----------------
TELECOMMUNICATIONS (1.3%)
CT Communications, Inc.                                  48,460          632,403
SpectraLink Corporation                                 119,650        1,258,718
Tekelec*                                                 93,000        1,562,400
Valor Communications Group                               70,830          977,454
                                                                ----------------
                                                                       4,430,975
                                                                ----------------
UTILITIES (3.0%)
Avista Corp.                                             47,540          883,769
PNM Resources, Inc.                                     114,690        3,304,219
Sierra Pacific Resources*                               109,090        1,358,170
Southwestern Energy Co.*                                 53,238        2,501,121
Westar Energy, Inc.                                      99,360        2,387,621
                                                                ----------------
                                                                      10,434,900
                                                                ----------------

TOTAL COMMON STOCKS (Cost: $291,184,842) 94.4%                       329,374,462
                                                                ----------------

----------
* Non-income producing security.

                                                         Shares         Value($)
                                                         ------         --------
PREFERRED STOCKS:
ENERGY (0.5%)
Whittier Energy                                          30,220        1,813,200
                                                                ----------------
TOTAL PREFERRED STOCKS (Cost: $1,813,200) 0.5%                         1,813,200
                                                                ----------------

                                                                                              Face
                                                                Rate(%)     Maturity         Amount($)             Value($)
                                                                -------     --------         ---------             --------
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.                                                  7.25     07/15/10         1,890,000            1,890,000
                                                                                                            ---------------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.5%                                                           1,890,000
                                                                                                            ---------------


                                                                                              Face
                                                                Rate(%)     Maturity         Amount($)             Value($)
                                                                -------     --------         ---------             --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan Bank                                             2.50     07/01/05         4,700,000            4,700,000
                                                                                                            ---------------

COMMERCIAL PAPER (3.2%)
Archer Daniels Midland                                             3.33     07/01/05         7,310,000            7,310,000
XTRA, Inc.                                                         3.28     07/11/05         3,880,000            3,876,465
                                                                                                            ---------------
                                                                                                                 11,186,465
                                                                                                            ---------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,886,465) 4.6%                                                        15,886,465
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost: $310,774,507) 100.0%                                                                  $348,964,127
                                                                                                            ===============


     MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUND (100.0%)
Mutual of America Investment Corporation
Bond Fund                                              2,354,295       3,092,816
Mid-Term Bond Fund                                     3,236,725       3,092,467
Equity Index Fund                                      1,218,063       2,556,081
Short Term Bond Fund                                   1,499,703       1,545,495
                                                                   -------------

TOTAL INVESTMENTS (Cost: $10,169,744) 100.0%                         $10,286,859
                                                                   =============

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Investment Corporation
Equity Index Fund                                      7,648,319      16,049,852
Bond Fund                                             10,558,365      13,870,430
Mid-Term Bond Fund                                     9,676,470       9,245,200
Mid-Cap Equity Index Fund                              4,579,159       6,947,358
                                                                   -------------

TOTAL INVESTMENTS (Cost: $44,944,500) 100.0%                         $46,112,840
                                                                   =============

      MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            JUNE 30, 2005 (Unaudited)

                                                         Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Investment Corporation
Equity Index Fund                                      7,779,211      16,324,528
Bond Fund                                              6,960,484       9,143,925
Mid-Cap Equity Index Fund                              4,830,041       7,327,988
Aggressive Equity Fund                                 2,114,565       3,677,617
                                                                   -------------

TOTAL INVESTMENTS (Cost: $35,053,940) 100.0%                         $36,474,058
                                                                   =============

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
         FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

      (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

Attached hereto:

      (a)   (1) Not applicable to semi-annual report.

            (2) Exhibit 99.1 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (3)   Not applicable.

      (b) Exhibit 99.2 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Investment Corporation

By:   /s/ MANFRED ALTSTADT
      ----------------------------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT
      ----------------------------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: August 26, 2005

By:   /s/ JOHN R. GREED
      ----------------------------------------------------
      John R. Greed
      Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Investment Corporation

Date: August 26, 2005